SEC File Nos. 333-74995

811-04692

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement

Under

the Securities Act of 1933

Post-Effective Amendment No. 39

and

Registration Statement

Under

The Investment Company Act of 1940

Amendment No. 70

EMERGING MARKETS GROWTH FUND, INC.

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618-4518

(Address of Principal Executive Offices)

Registrant’s telephone number, including area code:

(213) 486-9200

Courtney R. Taylor, Secretary

Emerging Markets Growth Fund, Inc.

333 South Hope Street

Los Angeles, California 90071-1406

(Name and Address of Agent for Service)

Copies to:

Lea Anne Copenhefer

Morgan, Lewis & Bockius LLP

One Federal Street

Boston, MA 02110-1726

(Counsel for the Registrant)

Approximate date of proposed public offering:

It is proposed that this filing become effective on September 2, 2022, pursuant to paragraph (b) of Rule 485.

Emerging Markets Growth Fund, Inc.SM Prospectus September 2, 2022

Class	M	F-3	R-6
	EMRGX	EMGEX	REFGX

Table of contents

Investment objective 1 Fees and expenses of the fund 1 Principal investment strategies 2 Principal risks 3 Investment results 5 Management 6 Purchase and sale of fund shares 6 Tax information 6

Investment objective, strategies and risks 7

Management and organization 11

Purchase and sale of fund shares 12

How to sell shares 14

Distributions and taxes 16

Share classes 17

Fund expenses 17

Financial highlights 18

The U.S. Securities and Exchange Commission has not approved or disapproved of these securities. Further, it has not determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Investment objective

The fund’s investment objective is to seek long-term capital growth.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. For example, in addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class F-3 shares of the fund.

Shareholder fees (fees paid directly from your investment)
Share class:	M	F-3	R-6
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none
Redemption or exchange fees	none	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	M	F-3	R-6
Management fees*	0.62%	0.62%	0.62%
Distribution and/or service (12b-1) fees	none	none	none
Other expenses	0.05	0.08	0.08
Total annual fund operating expenses	0.67	0.70	0.70

* Restated to reflect current fees.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. You may be required to pay brokerage commissions on your purchases and sales of Class F-3 shares of the fund, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share class:	M	F-3	R-6
1 year	$68	$72	$72
3 years	214	224	224
5 years	373	390	390
10 years	835	871	871

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 37% of the average value of its portfolio.

1     Emerging Markets Growth Fund / Prospectus

Principal investment strategies

The fund invests primarily in common stock and other equity securities of issuers in developing countries. Developing countries are also known as “emerging markets.” In determining whether an issuer is in a developing country, the fund will consider whether the country is generally considered to be a developing country by the international financial community, where the issuer is domiciled, the location of the issuer’s principal place of business and/or whether the issuer has substantial assets, or derives significant revenues or profits from developing countries. Equity securities are securities that exhibit ownership characteristics, including common and preferred stock, securities convertible into common and preferred stock and depository receipts representing ownership in common and preferred stock. Under normal market conditions, the fund invests at least 80% of its net assets in developing country securities. These securities are discussed more fully under “Investment objective, strategies and risks.”

The fund may have significant exposure to one or more developing countries. For example, as of December 31, 2020, the fund held more than 25% of its assets in securities of issuers domiciled in China. See the paragraphs captioned “Investing outside the United States,” “Investing in developing countries” and “Exposure to country, region, industry or sector” under “Principal risks” below for a description of risks associated with such investments. More current portfolio holdings information for the fund is available on our website at capitalgroup.com.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Emerging Markets Growth Fund / Prospectus     2

Principal risks This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the United States may be heightened in connection with investments in developing countries.

Investing in developing countries — Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in developing countries may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in developed countries are subject. The fund’s rights with respect to its investments in developing countries, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, developing countries are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Exposure to country, region, industry or sector — Subject to the fund’s investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

3     Emerging Markets Growth Fund / Prospectus

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

Investing in depositary receipts — Depositary receipts are securities that evidence ownership interests in, and represent the right to receive, a security or a pool of securities that have been deposited with a bank or trust depository. Such securities may be less liquid or may trade at a lower price than the underlying securities of the issuer. Additionally, receipt of corporate information about the underlying issuer and proxy disclosure may not be timely and there may not be a correlation between such information and the market value of the depositary receipts.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Emerging Markets Growth Fund / Prospectus     4

Investment results

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with the MSCI Emerging Markets Investable Market Index (IMI) (linked index), a broad measure of market results. This information provides some indication of the risks of investing in the fund. Past results (before and after taxes) are not predictive of future results. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/us/emgfinfo.

Average annual total returns For the periods ended December 31, 2021:
Share class	Inception date	1 year	5 years	10 years	Lifetime
M − Before taxes	5/30/1986	–0.77%	12.54%	5.92%	12.78%
− After taxes on distributions		–3.10	11.12	4.83	N/A
− After taxes on distributions and sale of fund shares		1.30	9.89	4.57	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
F-3	9/1/2017	–0.90%	N/A	N/A	7.88%
R-6	9/1/2017	–0.71	N/A	N/A	7.83

Index	1 year	5 years	10 years	Lifetime (from Class M inception)
MSCI Emerging Markets Investable Market Index (IMI) (linked index) (reflects no deductions for expenses or U.S. federal income taxes)	–0.28%	10.06%	5.71%	9.94%

After-tax returns are shown only for Class M shares; after-tax returns for other share classes will vary. After-tax returns applicable to U.S. taxable investors are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan or individual retirement account (IRA).

5     Emerging Markets Growth Fund / Prospectus

Management

Investment adviser Capital International, Inc.

Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser or affiliate
Victor D. Kohn President	28 years	Partner – Capital International Investors
Arthur Caye Senior Vice President	5 years	Partner – Capital International Investors
Eu-Gene Cheah Senior Vice President	5 years	Partner – Capital International Investors
F. Chapman Taylor Senior Vice President	6 years	Partner – Capital International Investors

Purchase and sale of fund shares

The fund is generally available to certain institutional investors, retirement plans and high net worth investors. The minimum amount to establish an account held directly with and serviced by the fund’s transfer agent is $1 million. For all other accounts, the minimum amount to establish an account is $250.

You may sell (redeem) shares on any business day by writing via mail or overnight delivery to Emerging Markets Growth Fund, Inc. c/o American Funds Service Company,® ATTN: AAPT, IRV-S3-B, 6455 Irvine Center Drive, Irvine, California, 92618-4518. You may also send your requests via email to EMGF_Shareholder_Relations@capgroup.com, or via fax to Emerging Markets Growth Fund, Inc., ATTN: Holly Bower at (310) 996-6511.

Shares held through intermediaries such as dealers or financial professionals must be sold through those intermediaries.

Please contact your plan administrator or recordkeeper to sell (redeem) shares from your retirement plan.

Please call (800) 421-4989 if you have any questions.

Tax information Dividends and capital gain distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-favored.

Emerging Markets Growth Fund / Prospectus     6

Investment objective, strategies and risks

The fund’s investment objective is to seek long-term capital growth. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders. The fund invests primarily in common stock and other equity securities of issuers in developing countries. Developing countries are also known as “emerging markets.” Equity securities are securities that exhibit ownership characteristics, including common and preferred stock, securities convertible into common and preferred stock and depository receipts representing ownership in common and preferred stock. Under normal market conditions, the fund invests at least 80% of its net assets in developing country securities as discussed below (“developing country securities”). This policy is subject to change only upon 60 days’ notice to shareholders. Developing country securities will consist of:

· securities of issuers in developing countries that have been designated for investment by the fund’s investment adviser (“Qualified Markets”). These securities may include Global Depositary Receipts, American Depositary Receipts or other types of depositary receipts and may be listed or traded outside the issuer's domicile country;

· securities of issuers that are not in developing countries, but that have at least 75% of their assets in developing countries, or derive or expect to derive at least 75% of their total revenue or profit from goods or services produced in or sales made in developing countries;

· securities of issuers that are not in developing countries, but that have or will have substantial assets (between 50% and 75%) in developing countries, or derive or expect to derive a substantial proportion (between 50% and 75%) of their total revenue or profit from goods or services produced in or sales made in developing countries; provided, however, that no more than 15% of the fund’s net assets will consist of the securities of issuers that fall into this category;

· securities of issuers in a developing country that is not a Qualified Market; provided, however, that no more than 10% of the fund’s net assets will consist of the securities of issuers that fall into this category; and

· fixed income securities of developing country governments and corporations provided, however, that no more than 15% of the fund’s net assets will consist of fixed income securities that fall into this category.

The following countries are currently designated Qualified Markets:

· Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hong Kong, Hungary, India, Indonesia, Jordan, Kazakhstan, Malaysia, Mexico, Morocco, Pakistan, Peru, the Philippines, Poland, Qatar, Russia, Saudi Arabia, South Africa, South Korea, Sri Lanka, Taiwan, Thailand, Turkey, United Arab Emirates, and Venezuela.

In determining which markets to designate for investment, the investment adviser will take into account such considerations as market liquidity, the availability of information about the market, and the impact of applicable government regulation, including fiscal and foreign exchange repatriation rules.

Consistent with the fund’s objective, it may use derivative instruments. Derivatives may be used to, among other things, manage foreign currency exposure, provide liquidity, obtain exposure not otherwise available, manage risk and implement investment strategies in a more efficient manner. Derivatives will not be used, however, to leverage the fund above its total net assets. Certain derivatives, repurchase transactions and reverse repurchase transactions may be collateralized and additional cash may be held for these purposes.

The fund may also hold cash, cash equivalents and fixed income securities, including commercial paper and short-term securities, or freely convertible currencies. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may invest without limitation in such instruments. The investment adviser may determine that it is appropriate to invest substantially in such instruments in response to certain circumstances, such as periods of market turmoil. During such periods, the fund may not seek its investment objective. A larger percentage of such holdings could moderate the fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of the fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund may invest in other funds managed by the investment adviser or its affiliates (“Central Funds”) to more effectively invest in a diversified set of securities in a specific asset class such as money market instruments, bonds and other securities. Shares of Central Funds are only offered for purchase to the fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the fund’s investment adviser and its affiliates. When investing in Central Funds, the fund bears its proportionate share of the expenses of the Central Funds in which it invests but does not bear additional management fees through its investment in such Central Funds. The investment results of the portions of the fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

The fund may also lend portfolio securities to brokers, dealers and other institutions that provide cash or U.S. Treasury securities as collateral in an amount at least equal to the value of the securities loaned.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental research, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

7     Emerging Markets Growth Fund / Prospectus

The investment adviser may consider environmental, social and governance (“ESG”) factors that, depending on the facts and circumstances, are material to the value of an issuer or instrument. ESG factors may include, but are not limited to, environmental-related events resulting from climate change or society’s response to environmental change, social conditions (e.g., labor relations, investment in human capital, accident prevention, changing customer behavior) or governance issues (e.g., board composition, significant breaches of international agreements, unsound business practices).

The following are principal risks associated with investing in the fund.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the United States may be heightened in connection with investments in developing countries.

Investing in developing countries — Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in developing countries may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in developed countries are subject. The fund’s rights with respect to its investments in developing countries, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, developing countries are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Exposure to country, region, industry or sector — Subject to the fund’s investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Emerging Markets Growth Fund / Prospectus     8

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

Investing in depositary receipts — Depositary receipts are securities that evidence ownership interests in, and represent the right to receive, a security or a pool of securities that have been deposited with a bank or trust depository. Such securities may be less liquid or may trade at a lower price than the underlying securities of the issuer. Additionally, receipt of corporate information about the underlying issuer and proxy disclosure may not be timely and there may not be a correlation between such information and the market value of the depositary receipts.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are additional risks associated with investing in the fund.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are subject to additional risks, including operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. During times of market turmoil, there have been, and may be, no buyers or sellers for securities in entire asset classes. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs, or try to limit losses, or may be forced to sell at a loss.

Large shareholder transactions risk — The fund may experience adverse effects when shareholders purchase or redeem large amounts of shares of the fund. Such large shareholder redemptions may cause the fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the fund’s net asset value and liquidity. Similarly, large fund share purchases may adversely affect the fund’s performance to the extent that the fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the fund’s current expenses being allocated over a smaller asset base, leading to an increase in the fund’s expense ratio.

Lending of portfolio securities — Securities lending involves risks, including the risk that the loaned securities may not be returned in a timely manner or at all, which would interfere with the fund’s ability to vote proxies or settle transactions, and/or the risk of a loss of rights in the collateral if a borrower or the lending agent defaults. These risks could be greater for non-U.S. securities. Additionally, the fund may lose money from the reinvestment of collateral received on loaned securities in investments that decline in value, default or do not perform as expected.

Cybersecurity breaches — The fund may be subject to operational and information security risks through breaches in cybersecurity. Cybersecurity breaches can result from deliberate attacks or unintentional events, including “ransomware” attacks, the injection of computer viruses or malicious software code, the use of vulnerabilities in code to gain unauthorized access to digital information systems, networks or devices, or external attacks such as denial-of-service attacks on the investment adviser’s or an affiliate’s website that could render the fund’s network services unavailable to intended end-users. These breaches may, among other things, lead to the unauthorized release of confidential information, misuse of the fund’s assets or sensitive information, the disruption of the fund’s operational capacity, the inability of fund shareholders to transact business, or the destruction of the fund’s physical infrastructure, equipment or operating systems. These events could cause the fund to violate applicable privacy and other laws and could subject the fund to reputational damage, additional costs associated with corrective measures and/or financial loss. The fund may also be subject to additional risks if its third-party service providers, such as the fund’s investment adviser, transfer agent, custodian, administrators and other financial intermediaries, experience similar cybersecurity breaches and potential outcomes. Cybersecurity risks may also impact issuers of securities in which the fund invests, which may cause the fund’s investments in such issuers to lose value.

9     Emerging Markets Growth Fund / Prospectus

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s principal investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative index The investment results table in this prospectus shows how the fund’s average annual total returns for various periods compare with the MSCI Emerging Markets Investable Market Index (IMI) (linked index), a broad measure of market results for investment companies that invest in developing markets. Returns for the MSCI Emerging Markets Investable Market Index (IMI) (linked index) were calculated using the International Finance Corporation (IFC) Global Composite Index from May 30, 1986, to December 31, 1987, the MSCI Emerging Markets Index with dividends gross of withholding taxes from January 1, 1988, to December 31, 2000, the MSCI Emerging Markets Index with dividends net of withholding taxes from January 1, 2001 to November 30, 2007, and the MSCI Emerging Markets Investable Markets Index with dividends net of withholding taxes thereafter. The index is unmanaged, and results include reinvested dividends and/or distributions but do not reflect the effect of commissions, expenses or U.S. federal income taxes.

Fund results All fund results in this prospectus reflect the reinvestment of dividends and capital gain distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements in effect during the periods presented.

Portfolio holdings A description of the fund’s policies and procedures regarding disclosure of information about its portfolio holdings is available in the statement of additional information.

Emerging Markets Growth Fund / Prospectus     10

Management and organization

Investment adviser Capital International, Inc. is part of an experienced investment management organization founded in 1931, and serves as the investment adviser to the fund. Capital International, Inc. is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071-1406, 400 South Hope Street, Los Angeles, California 90071-2801, and 6455 Irvine Center Drive, Irvine, California, 92618. The investment adviser makes investment decisions and supervises the acquisition and disposition of securities by the fund, provides information to the fund’s board of directors to assist the board in identifying and selecting Qualified Markets and manages the business affairs of the fund. The total management fee paid by the fund to its investment adviser for the most recent fiscal year, as a percentage of average net assets, appears in the Annual Fund Operating Expenses table under “Fees and expenses of the fund.” Please see the statement of additional information for further details. A discussion regarding the basis for approval of the fund’s Investment Advisory and Service Agreement by the fund’s board of directors is contained in the fund’s annual report to shareholders for the fiscal year ended June 30, 2022.

The investment adviser and its affiliates manage equity assets through three equity investment groups and fixed income assets through a fixed income investment group, Capital Fixed Income Investors. The three equity investment groups — Capital International Investors, Capital Research Global Investors and Capital World Investors — make investment decisions independently of one another. Investment professionals within Capital International Investors manage the assets of the fund.

The Capital SystemSM Capital International, Inc. uses a system of multiple portfolio managers in managing assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers. In addition, investment analysts may make investment decisions with respect to a portion of the fund’s portfolio. Investment decisions are subject to the fund’s investment objective(s), policies and restrictions as well as the oversight of the investment adviser’s investment committee. The table below shows the investment experience and role in management of the fund's portfolio for each of the fund’s primary portfolio managers.

Portfolio manager	Investment experience	Experience in this fund	Role in management of the fund
Victor D. Kohn	Investment professional for 38 years in total; 36 years with Capital International, Inc. or an affiliate	28 years (plus 7 years of prior experience as an investment analyst for the fund)	Serves as a portfolio manager
Arthur Caye	Investment professional for 29 years in total; 18 years with Capital International, Inc. or an affiliate	5 years (plus 8 years of prior experience as an investment analyst for the fund)	Serves as a portfolio manager
Eu-Gene Cheah	Investment professional for 25 years, all with Capital International, Inc. or an affiliate	5 years (plus 1 year of prior experience as an investment analyst for the fund)	Serves as a portfolio manager
F. Chapman Taylor	Investment professional for 32 years in total; 28 years with Capital International, Inc. or an affiliate	6 years (plus 22 years of prior experience as an investment analyst for the fund)	Serves as a portfolio manager

Information regarding the portfolio managers’ compensation, their ownership of securities in the fund and other accounts they manage is in the statement of additional information.

11     Emerging Markets Growth Fund / Prospectus

Purchase and sale of fund shares

The fund’s transfer agent, on behalf of the fund and American Funds Distributors,® the fund’s distributor, is required by law to obtain certain personal information from you or any other person(s) acting on your behalf in order to verify your or such person’s identity. If you do not provide the information, the transfer agent may not be able to open your account. If the transfer agent is unable to verify your identity or that of any other person(s) authorized to act on your behalf, or believes it has identified potentially criminal activity, the fund and American Funds Distributors reserve the right to close your account or take such other action they deem reasonable or required by law.

Valuing shares The net asset value of each share class of the fund is the value of a single share of that class. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. If the New York Stock Exchange makes a scheduled (e.g. the day after Thanksgiving) or an unscheduled close prior to 4 p.m. New York time, the net asset value of the fund will be determined at approximately the time the New York Stock Exchange closes on that day. If on such a day market quotations and prices from third-party pricing services are not based as of the time of the early close of the New York Stock Exchange but are as of a later time (up to approximately 4 p.m. New York time), for example because the market remains open after the close of the New York Stock Exchange, those later market quotations and prices will be used in determining the fund’s net asset value.

Equity securities are valued primarily on the basis of market quotations, and debt securities are valued primarily on the basis of prices from third-party pricing services. Futures contracts are valued primarily on the basis of settlement prices. The fund has adopted procedures for making fair value determinations if market quotations or prices from third-party pricing services, as applicable, are not readily available or are not considered reliable. For example, if events occur between the close of markets outside the United States and the close of regular trading on the New York Stock Exchange that, in the opinion of the investment adviser, materially affect the value of any of the fund’s equity securities that trade principally in those international markets, those securities will be valued in accordance with fair value procedures. Similarly, fair value procedures may be employed if an issuer defaults on its debt securities and there is no market for its securities. Use of these procedures is intended to result in more appropriate net asset values and, where applicable, to reduce potential arbitrage opportunities otherwise available to short-term investors.

Because the fund may hold securities that are listed primarily on foreign exchanges that trade on weekends or days when the fund does not price its shares, the values of securities held in the fund may change on days when you will not be able to purchase or redeem fund shares.

Your shares will be purchased at the net asset value or sold at the net asset value next determined after American Funds Service Company receives your request, provided that the minimum initial purchase requirement is met and that your request contains all information and legal documentation necessary to process the transaction. Orders in good order received after the New York Stock Exchange closes (scheduled or unscheduled) will be processed at the net asset value (plus any applicable sales charge) calculated on the following business day.

Emerging Markets Growth Fund / Prospectus     12

Purchase of shares Shares are generally available to certain institutional investors, retirement plans and high net worth investors.

There are no sales or distribution charges paid to the investment adviser for purchasing shares of the fund.

The fund may suspend the sale of shares from time to time, as determined by the board of directors, and reserves the right to reject any purchase order for any reason.

At the sole discretion of the investment adviser, investors may purchase shares of the fund with securities that are determined by the investment adviser to be appropriate for the fund’s investment portfolio, subject to procedures approved by the board of directors of the fund.

Purchase of Class M shares Class M shares may not be purchased or acquired, except by shareholders with existing investments in Class M shares on September 1, 2017. Such legacy Class M shareholders may continue to hold such shares and may also purchase additional Class M shares. If you were a Class M shareholder on September 1, 2017, you may purchase additional Class M shares by submitting a written request to the fund.

Purchase of Class F-3 shares Class F-3 shares are available to institutional investors, including, but not limited to, charitable organizations, governmental institutions and corporations. Institutional investors wishing to establish a new account should call the fund at (800) 421-4989 to obtain instructions on how to establish a new account and purchase shares.

Other investors may generally open an account and purchase Class F-3 shares only through fee-based programs of investment dealers that have special agreements with the fund’s distributor, through financial intermediaries that have been approved by, and that have special agreements with, the fund’s distributor to offer Class F-3 shares to self-directed investment brokerage accounts that may charge a transaction fee, through certain registered investment advisors and through other intermediaries approved by the fund’s distributor. These intermediaries typically charge ongoing fees for services they provide. Intermediary fees are not paid by the fund and normally range from .75% to 1.50% of assets annually, depending on the services offered.

Class F-3 shares may also be available on brokerage platforms of firms that have agreements with the fund’s distributor to offer such shares solely when acting as an agent for the investor. An investor transacting in Class F-3 shares in these programs may be required to pay a commission and/or other forms of compensation to the broker.

Class F-3 Shares may be made available to other persons if the investment adviser determines it is appropriate.

Purchase of Class R-6 shares Class R-6 shares are generally available only to retirement plans established under Internal Revenue Code Sections 401(a), 403(b) or 457, and to nonqualified deferred compensation plans and certain voluntary employee benefit association and post-retirement benefit plans. Class R-6 shares also are generally available only to retirement plans for which plan level or omnibus accounts are held on the books of the fund. Class R-6 shares are generally available only to fee-based programs or through retirement plan intermediaries. In addition, Class R-6 shares are available for investment by other registered investment companies and collective investment trusts approved by the fund’s investment adviser or distributor. Class R-6 shares generally are not available for purchase to retail nonretirement accounts, traditional and Roth individual retirement accounts (IRAs), Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs and 529 college savings plans.

Purchases by employer-sponsored retirement plans Eligible retirement plans may open an account and purchase Class R-6 shares by contacting an investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell these classes of the fund’s shares. Class R-6 shares may not be available through certain investment dealers. Eligible retirement plans may also contact the fund at (800) 421-4989 to obtain instructions on how to establish a new account. Additional shares may be purchased through a plan’s administrator or recordkeeper.

Purchase minimum The purchase minimums described in this prospectus may be waived in certain cases.

13     Emerging Markets Growth Fund / Prospectus

How to sell shares

You may sell (redeem) shares on any business day that the fund calculates its net asset value per share (“NAV”). The sale of shares will occur at the next determined NAV after your request is received, provided that your request contains all information and legal documentation necessary to process the transaction.

A sell request must be received prior to the close of the New York Stock Exchange (“NYSE”), generally 4 p.m. New York time, to obtain that day’s closing NAV. Redemption requests received after the close of the NYSE will be treated as though received on the next business day.

You may sell (redeem) shares in the following ways:

Employer-sponsored retirement plans

Shares held in eligible retirement plans may be sold through the plan’s administrator or recordkeeper.

Through your dealer or financial advisor (certain charges may apply)

· Shares held for you in your dealer’s name must be sold through the dealer.

· Class F-3 shares held through intermediaries such as dealers or financial advisors must be sold through those intermediaries.

Writing to Capital International, Inc. Your redemption request must be signed by the shareholder(s) of record. In addition, the fund may require a signature guarantee (i) if the redemption requested exceeds $125,000, (ii) you request that the redemption proceeds be sent to a person or entity other than the shareholder of record, (iii) you request that the redemption proceeds be sent to an address other than the address of record, or (iv) you request payment be sent to an address of record that has been changed within the preceding 10 days. The signature guarantee requirement may be waived if the investment adviser determines it is appropriate. In addition to the situations described above, the investment adviser, the fund and/or the transfer agent reserve the right to require a signature guarantee in other instances based on the circumstances relative to the particular situation. Additional documentation may be required for redemption of shares held in corporate partnerships or fiduciary accounts or from accounts with executors, trustees, administrators or guardians.

Payment of redemption proceeds The fund typically expects to remit redemption proceeds one business day following the receipt and acceptance of a redemption order, regardless of the method the fund uses to make such payment (e.g., check, wire or automated clearing house transfer). However, payment may take longer than one business day and may take up to seven days as generally permitted by the Investment Company Act of 1940, as amended (the “1940 Act”), in particular for large redemptions received without notice or during unusual market conditions. Under the 1940 Act, the fund may be permitted to pay redemption proceeds beyond seven days under certain limited circumstances. The fund may pay redemption proceeds for redemption orders received on the same day at different times for different shareholders. In addition, if you recently purchased shares and subsequently request a redemption of those shares, the fund will pay the available redemption proceeds once a sufficient period of time has passed to reasonably ensure that checks or drafts, including certified or cashier’s checks, for the shares purchased have cleared (normally 7 business days from the purchase date).

Under normal conditions, the fund typically expects to meet shareholder redemptions by monitoring the fund’s portfolio and redemption activities and by regularly holding a reserve of highly liquid assets, such as cash or cash equivalents. The fund may use additional methods to meet shareholder redemptions, if they become necessary. These methods may include, but are not limited to, the sale of portfolio assets, the use of overdraft protection afforded by the fund’s custodian bank, borrowing from a line of credit or from other funds advised by the investment adviser or its affiliates, and making payment with fund securities or other fund assets rather than in cash (as further discussed in the following paragraph).

Although payment of redemption proceeds will normally be in cash, the investment adviser, in its sole discretion, reserves the right to pay the redemption price in whole or in part with portfolio securities or other fund assets pursuant to procedures adopted by the fund’s board of directors. On the same redemption date, some shareholders may be paid in whole or in part with in securities (which may differ among shareholders) and some shareholders may be paid in cash. In general, in-kind redemptions to affiliated shareholders will as closely as practicable represent the affiliated shareholder’s pro rata share of the fund’s securities, subject to certain exceptions. Securities distributed in-kind to unaffiliated shareholders will be selected by the investment adviser in a manner the investment adviser deems to be fair and reasonable to the fund’s shareholders. The disposal of the securities received in-kind may be subject to brokerage costs and, until sold, such securities remain subject to market risk and liquidity risk, including the risk that such securities are or become difficult to sell. The fund may use illiquid securities to redeem in-kind and you bear the risk of not being able to sell such illiquid securities.

Emerging Markets Growth Fund / Prospectus     14

Frequent trading of fund shares The fund and American Funds Distributors reserve the right to reject any purchase order for any reason. The fund is not designed to serve as a vehicle for frequent trading. Frequent trading of fund shares may lead to increased costs to the fund and less efficient management of the fund’s portfolio, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of exchange activity, that the fund or American Funds Distributors have determined could involve actual or potential harm to the fund, may be rejected.

The fund, through its transfer agent, American Funds Service Company, maintains surveillance procedures that are designed to detect frequent trading in fund shares. Under these procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. American Funds Service Company also may review transactions that occur close in time to other transactions in the same account or in multiple accounts under common ownership or influence. Trading activity that is identified through these procedures or as a result of any other information available to the fund will be evaluated to determine whether such activity might constitute frequent trading. These procedures may be modified from time to time as appropriate to improve the detection of frequent trading, to facilitate monitoring for frequent trading in particular retirement plans or other accounts and to comply with applicable laws.

Under the fund’s frequent trading policy, certain trading activity will not be treated as frequent trading, such as:

· purchases and redemptions by investment companies managed or sponsored by the fund’s investment adviser or its affiliates, including reallocations and transactions due to shareholder purchases and redemptions in the investment company;

· retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such on the retirement plan recordkeeper’s system;

· purchase transactions involving in-kind transfers of shares of the fund, rollovers, Roth IRA conversions and IRA recharacterizations, if the entity maintaining the shareholder account is able to identify the transaction as one of these types of transactions; and

· systematic redemptions and purchases, if the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase.

Generally, purchases and redemptions will not be considered “systematic” unless the transaction is prescheduled for a specific date.

American Funds Service Company will work with certain intermediaries (such as investment dealers holding shareholder accounts in street name, retirement plan recordkeepers, insurance company separate accounts and bank trust companies) to apply their own procedures, provided that American Funds Service Company believes the intermediary’s procedures are reasonably designed to enforce the frequent trading policies of the fund. You should refer to disclosures provided by the intermediaries with which you have an account to determine the specific trading restrictions that apply to you.

If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner’s transactions or restrict the account owner’s trading. If American Funds Service Company is not satisfied that the intermediary has taken appropriate action, American Funds Service Company may terminate the intermediary’s ability to transact in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

Notwithstanding the fund’s surveillance procedures described above, all transactions in fund shares remain subject to the right of the fund, its investment adviser, American Funds Distributors and American Funds Service Company to restrict potentially abusive trading generally, including the types of transactions described above that will not be prevented. See the statement of additional information for more information about how American Funds Service Company may address other potentially abusive trading activity in the fund.

15     Emerging Markets Growth Fund / Prospectus

Distributions and taxes

Dividends and distributions The fund intends to distribute dividends and net realized capital gains, if any, to you annually, usually in December. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment. You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of the fund or you may elect to receive them in cash. Dividend and capital gain distributions for retirement plan shareholders will be reinvested automatically. You may request a change in your election at any time in writing or by telephone. If, however, you request a change in your election after the first business day of a month in which the fund will make a distribution and officers of the fund determine, in their sole discretion, that the change is not in the best interest of the fund or its shareholders, the change will not take effect until the first business day of the following month.

Taxes on dividends and distributions For federal tax purposes, dividends and distributions of short-term capital gains are taxable as ordinary income. If you are an individual and meet certain holding period requirements with respect to your fund shares, you may be eligible for reduced tax rates on “qualified dividend income,” if any, distributed by the fund to you. The fund’s distributions of net long-term capital gains are taxable as long-term capital gains. Any dividends or capital gain distributions you receive from the fund will normally be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash.

Dividends and capital gain distributions that are automatically reinvested in a tax-favored retirement account do not result in federal or state income tax at the time of reinvestment.

Taxes on transactions Your redemptions may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares and the amount you receive when you sell them. With limited exceptions, distributions from a retirement plan account are taxable as ordinary income.

Shareholder fees Fees borne directly by the fund normally have the effect of reducing a shareholder’s taxable income on distributions.

Please see your tax advisor for more information.

Emerging Markets Growth Fund / Prospectus     16

Share classes The fund offers different classes of shares through this prospectus.

Each share class represents an investment in the same portfolio of securities, but each class has its own expense structure. Shares are available as reflected in the “Purchase of shares” section of this prospectus.

Fund expenses In periods of market volatility, assets of the fund may decline significantly, causing total annual fund operating expenses (as a percentage of the value of your investment) to become higher than the numbers shown in the Annual Fund Operating Expenses table under “Fees and expenses of the fund” in this prospectus.

For all share classes except Class M, “Other expenses” items in the Annual Fund Operating Expenses table in this prospectus include fees for administrative services provided by the fund’s investment adviser and its affiliates. Administrative services are provided by the investment adviser and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The Administrative Services Agreement between the fund and the investment adviser provides the fund the ability to charge an administrative services fee of .05% for the fund’s Class F-3 and R-6 shares. The fund’s investment adviser receives an administrative services fee at the annual rate of .03% of the average daily net assets of the fund attributable to Class F-3 and Class R-6 shares (which could be increased as noted above) for its provision of administrative services.

The “Other expenses” items in the Annual Fund Operating Expenses table also include custodial, legal and transfer agent payments and various other expenses applicable to all share classes.

17     Emerging Markets Growth Fund / Prospectus

Financial highlights

The Financial Highlights table is intended to help you understand the fund’s results for the years shown. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions). Where indicated, figures in the table reflect the impact, if any, of certain reimbursements from the fund’s investment adviser. For more information about these reimbursements, see the fund’s statement of additional information and annual report. The information in the Financial Highlights table has been audited by PricewaterhouseCoopers LLP, whose current report, along with the fund’s financial statements, is included in the statement of additional information, which is available upon request.

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income[2]	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before reimburse- ments[4,5]		Ratio of expenses to average net assets after reimburse- ments[3,4,5]		Ratio of net income to average net assets[2,3]
Class M:
6/30/2022	$10.33	$.09	$(3.17)	$(3.08)	$(.10)	$(.83)	$(.93)	$6.32	(31.89)%	$1,446.79%				.76%		1.07%
6/30/2021	7.81	.11	3.03	3.14	(.08)	(.54)	(.62)	10.33	41.33	2,222.87				.76		1.13
6/30/2020	8.06	.08	.16	.24	(.13)	(.36)	(.49)	7.81	2.64	1,629.86				.78		1.04
6/30/2019	7.87	.09	.25	.34	(.09)	(.06)	(.15)	8.06	4.71	2,206.84				.84		1.25
6/30/2018	7.34	.09	.53	.62	(.09)	—	(.09)	7.87	8.43	2,487.87				.87		1.06
Class F-3:
6/30/2022	10.30	.08	(3.15)	(3.07)	(.10)	(.83)	(.93)	6.30	(31.90)	57.83				.83		.93
6/30/2021	7.79	.10	3.03	3.13	(.08)	(.54)	(.62)	10.30	41.27	105.89				.89		1.06
6/30/2020	8.05	.08	.15	.23	(.13)	(.36)	(.49)	7.79	2.49	71.89				.89		1.00
6/30/2019	7.87	.14	.19	.33	(.09)	(.06)	(.15)	8.05	4.55	44.88				.88		1.79
6/30/2018[6,7]	7.82	.11	.03	.14	(.09)	—	(.09)	7.87	1.77 [8]	6.88			[9]	.88	[9]	1.59	[9]
Class R-6:
6/30/2022	10.38	.08	(3.18)	(3.10)	(.11)	(.83)	(.94)	6.34	(32.00)	—	[10]	.82		.82		.99
6/30/2021	7.79	.09	3.04	3.13	—	(.54)	(.54)	10.38	41.13	—	[10]	1.00		.90		.99
6/30/2020	8.05	.06	.17	.23	(.13)	(.36)	(.49)	7.79	2.48	—	[10]	.91		.91		.71
6/30/2019	7.86	.33	— [11]	.33	(.08)	(.06)	(.14)	8.05	4.60	5.90				.90		4.20
6/30/2018[6,7]	7.82	.07	.06	.13	(.09)	—	(.09)	7.86	1.59 [8]	—	[10]	1.07	[9]	.92	[9]	.99	[9]

	Year ended June 30,
	2022	2021	2020	2019	2018
Portfolio turnover rate for all share classes[12]	37%	35%	40%	38%	37%

1 Based on average shares outstanding.

2 For the year ended June 30, 2020, this reflects the impact of European Union tax reclaims received that resulted in an increase to net investment income. Had the reclaims not been paid, the Class M net investment income per share and ratio of net income to average net assets would have been lower by $.01 and .12 percentage points, respectively. The impact to other share classes would have been similar.

3 This column reflects the impact, if any, of certain reimbursements from Capital International, Inc. During some of the years shown, Capital International, Inc. reimbursed a portion of transfer agent services fees and/or reimbursed a portion of miscellaneous fees and expenses.

4 This ratio does not include acquired fund fees and expenses.

5 Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.

6 Based on operations for a period that is less than a full year.

7 Class F-3 and R-6 shares began investment operations on September 1, 2017.

8 Not annualized.

9 Annualized.

10 Amount less than $1 million.

11 Amount less than $.01.

12 Rates do not include the fund’s portfolio activity with respect to any Central Funds.

Emerging Markets Growth Fund / Prospectus     18

More information about the fund
For shareholder services	(800) 421-4989
For retirement plan services	Call your employer or plan administrator

Annual/Semi-annual report to shareholders The shareholder reports contain additional information about the fund, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the fund’s investment strategies, and the independent registered public accounting firm’s report (in the annual report).

Statement of additional information (SAI) and codes of ethics The current SAI, as amended from time to time, contains more detailed information about the fund, including the fund’s financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the fund, the fund’s investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the U.S. Securities and Exchange Commission (SEC). These and other related materials about the fund are available for review on the EDGAR database on the SEC’s website at sec.gov or, after payment of a duplicating fee, via email request to publicinfo@sec.gov.

Household mailings Each year you are automatically sent an updated prospectus and annual and semi-annual reports for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, the fund may, when possible, send only one copy of these documents to shareholders who are part of the same family and share the same household address.

If you would like to opt out of household-based mailings or receive a complimentary copy of the current SAI, codes of ethics or annual/semi-annual report, or to request other information about the fund or make shareholder inquiries, please call (800) 421-4989, send an email to EMGF_Shareholder_Relations@capgroup.com or write to the secretary of the fund at 333 South Hope Street, 55th Floor, Los Angeles, California 90071-1406.

Securities Investor Protection Corporation (SIPC) Shareholders may obtain information about SIPC® on its website at sipc.org or by calling (202) 371-8300.

MFGEPRX-015-0922P Printed in USA CGD/AFD/10346	Investment Company Act File No. 811-04692

Emerging Markets Growth Fund, Inc.SM

Part B
Statement of Additional Information

September 2, 2022

This document is not a prospectus but should be read in conjunction with the current prospectus of Emerging Markets Growth Fund, Inc. (the “fund”) dated September 2, 2022. You may obtain a prospectus by calling (800) 421-4989 or by writing to the fund at the following address:

Emerging Markets Growth Fund, Inc.
Attention: Secretary

333 South Hope Street
Los Angeles, California 90071

Certain privileges and/or services described below may not be available to all shareholders (including shareholders who purchase shares at net asset value through eligible retirement plans) depending on the shareholder’s investment dealer or retirement plan recordkeeper. Please see your financial professional, investment dealer, plan recordkeeper or employer for more information.

Class M	EMRGX
Class F-3	EMGEX
Class R-6	REFGX

Table of Contents

Item	Page no.

Certain investment limitations and guidelines	2
Description of certain securities, investment techniques and risks	3
Fund policies	25
Management of the fund	29
Execution of portfolio transactions	46
Disclosure of portfolio holdings	50
Price of shares	52
Capital stock	55
Taxes and distributions	56
Purchase of shares	59
Selling shares	61
Shareholder account services and privileges	62
General information	63

Emerging Markets Growth Fund — Page 1

Certain investment limitations and guidelines

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of the fund’s net assets (excluding, for the avoidance of doubt, collateral held in connection with securities lending activities) unless otherwise noted. This summary is not intended to reflect all of the fund’s investment limitations.

· Under normal market conditions, the fund invests at least 80% of its net assets in developing country securities as discussed in this section (“developing country securities”). The fund invests principally in securities of issuers in countries that have securities markets designated for investment by the fund’s investment adviser (“Qualified Markets”). The fund may invest in securities of issuers that are not in developing countries, provided that at least 75% of such issuers’ assets are in developing countries, or such issuers derive or expect to derive at least 75% of their total revenue or profits from goods or services produced in or sales made in developing countries. The fund may invest a portion of its net assets (not to exceed 15%) in securities of issuers that are not in developing countries but that have or will have substantial assets (between 50% and 75%) in developing countries, and/or derive or expect to derive a substantial proportion (between 50% and 75%) of their total revenue or profit from goods or services produced in, or sales made in, developing countries.

· Developing country securities (as defined above) also include:

o Securities of issuers that are in a developing country that is not a Qualified Market; provided, however, that no more than 10% of the fund’s net assets will consist of the securities of issuers that fall into this category; and

o Fixed income securities of developing country governments and corporations provided, however, that no more than 15% of the fund’s net assets will consist of fixed income securities that fall into this category.

* * * * * *

The fund may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.

Emerging Markets Growth Fund — Page 2

Description of certain securities, investment techniques and risks

The descriptions below are intended to supplement the material in the prospectus under “Investment objective, strategies and risks.”

Market conditions – The value of, and the income generated by, the securities in which the fund invests may decline, sometimes rapidly or unpredictably, due to factors affecting certain issuers, particular industries or sectors, or the overall markets. Rapid or unexpected changes in market conditions could cause the fund to liquidate its holdings at inopportune times or at a loss or depressed value. The value of a particular holding may decrease due to developments related to that issuer, but also due to general market conditions, including real or perceived economic developments such as changes in interest rates, credit quality, inflation, or currency rates, or generally adverse investor sentiment. The value of a holding may also decline due to factors that negatively affect a particular industry or sector, such as labor shortages, increased production costs, or competitive conditions.

Global economies and financial markets are highly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. Furthermore, local, regional and global events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also adversely impact issuers, markets and economies, including in ways that cannot necessarily be foreseen. The fund could be negatively impacted if the value of a portfolio holding were harmed by such conditions or events.

Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Market disruptions may exacerbate political, social, and economic risks. Additionally, market disruptions may result in increased market volatility; regulatory trading halts; closure of domestic or foreign exchanges, markets, or governments; or market participants operating pursuant to business continuity plans for indeterminate periods of time. Such events can be highly disruptive to economies and markets and significantly impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the fund’s investments and operation of the fund. These events could disrupt businesses that are integral to the fund’s operations or impair the ability of employees of fund service providers to perform essential tasks on behalf of the fund.

Governmental and quasi-governmental authorities may take a number of actions designed to support local and global economies and the financial markets in response to economic disruptions. Such actions may include a variety of significant fiscal and monetary policy changes, including, for example, direct capital infusions into companies, new monetary programs and significantly lower interest rates. These actions may result in significant expansion of public debt and may result in greater market risk. Additionally, an unexpected or quick reversal of these policies, or the ineffectiveness of these policies, could negatively impact overall investor sentiment and further increase volatility in securities markets.

Equity securities — Equity securities represent an ownership position in a company and include common and preferred stock, securities convertible into common and preferred stock and depository receipts representing ownership in common and preferred stock. The prices of equity securities fluctuate based on, among other things, events specific to their issuers and market, economic and other conditions. For example, prices of these securities can be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices. Holders of equity securities are not creditors of the issuer. If an issuer liquidates, holders of equity securities are entitled to their pro rata share of the issuer’s assets, if any, after creditors (including the holders of fixed income securities and senior equity securities) are paid.

Emerging Markets Growth Fund — Page 3

There may be little trading in the secondary market for particular equity securities, which may adversely affect the fund’s ability to value accurately or dispose of such equity securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of equity securities.

Investing outside the U.S. — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue. These issuers may also be more susceptible to actions of foreign governments such as the imposition of price controls, sanctions, or punitive taxes that could adversely impact the value of these securities. To the extent the fund invests in securities that are denominated in currencies other than the U.S. dollar, these securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the United States may be heightened in connection with investments in developing countries.

Additional costs could be incurred in connection with the fund’s investment activities outside the United States. Brokerage commissions may be higher outside the United States, and the fund will bear certain expenses in connection with its currency transactions. Furthermore, increased custodian costs may be associated with maintaining assets in certain jurisdictions.

Investing in developing countries — Investing in developing countries may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in developing countries may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in developed countries are subject. The fund’s rights with respect to its investments in developing countries, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, developing countries are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

In countries where direct foreign investment is limited or prohibited, the fund may invest in operating companies based in such countries through an offshore intermediary entity that, based on contractual

Emerging Markets Growth Fund — Page 4

agreements, seeks to replicate the rights and obligations of direct equity ownership in such operating company. Because the contractual arrangements do not in fact bestow the fund with actual equity ownership in the operating company, these investment structures may limit the fund’s rights as an investor and create significant additional risks. For example, local government authorities may determine that such structures do not comply with applicable laws and regulations, including those relating to restrictions on foreign ownership. In such event, the intermediary entity and/or the operating company may be subject to penalties, revocation of business and operating licenses or forfeiture of foreign ownership interests, and the fund’s economic interests in the underlying operating company and its rights as an investor may not be recognized, resulting in a loss to the fund and its shareholders. In addition, exerting control through contractual arrangements may be less effective than direct equity ownership, and a company may incur substantial costs to enforce the terms of such arrangements, including those relating to the distribution of the funds among the entities. These special investment structures may also be disregarded for tax purposes by local tax authorities, resulting in increased tax liabilities, and the fund’s control over – and distributions due from – such structures may be jeopardized if the individuals who hold the equity interest in such structures breach the terms of the agreements. While these structures may be widely used to circumvent limits on foreign ownership in certain jurisdictions, there is no assurance that they will be upheld by local regulatory authorities or that disputes regarding the same will be resolved consistently.

Although there is no universally accepted definition, the investment adviser generally considers a developing market to be a market that is in the earlier stages of its industrialization cycle with a low per capita gross domestic product (“GDP”) and a low market capitalization to GDP ratio relative to those in the United States and the European Union, and would include markets commonly referred to as “frontier markets.”

In determining the domicile of an issuer, the fund’s investment adviser will generally look to the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International. However, the adviser in its discretion also may take into account such factors as where the issuer’s securities are listed and where the issuer is legally organized, maintains principal corporate offices, conducts its principal operations, generates revenues and/or has credit risk exposure.

Certain risk factors related to developing countries

Currency fluctuations — Certain developing countries’ currencies have experienced and in the future may experience significant declines against the U.S. dollar. For example, if the U.S. dollar appreciates against foreign currencies, the value of the fund’s developing countries securities holdings would generally depreciate and vice versa. Further, the fund may lose money due to losses and other expenses incurred in converting various currencies to purchase and sell securities valued in currencies other than the U.S. dollar, as well as from currency restrictions, exchange control regulation and currency devaluations.

Government regulation — Certain developing countries lack uniform accounting, auditing and financial reporting and disclosure standards, have less governmental supervision of financial markets than in the United States, and may not honor legal rights or protections enjoyed by investors in the United States. Certain governments may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of local companies. Repatriation of investment income, capital and the proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. While the fund will only invest in markets where these restrictions are considered acceptable by the investment adviser, a country could impose new or additional repatriation restrictions after the fund’s investment. If this happened, the fund’s response might include, among other things, applying to the appropriate authorities for a waiver of the restrictions or engaging in transactions in other markets designed to offset the risks of decline in that country. Such restrictions will be considered in relation to the fund’s liquidity needs and other factors. Further, some attractive

Emerging Markets Growth Fund — Page 5

equity securities may not be available to the fund if foreign shareholders already hold the maximum amount legally permissible.

While government involvement in the private sector varies in degree among developing countries, such involvement may in some cases include government ownership of companies in certain sectors, wage and price controls or imposition of trade barriers and other protectionist measures. With respect to any developing country, there is no guarantee that some future economic or political crisis will not lead to price controls, forced mergers of companies, expropriation, or creation of government monopolies to the possible detriment of the fund’s investments.

Fluctuations in inflation rates — Rapid fluctuations in inflation rates may have negative impacts on the economies and securities markets of certain developing countries.

Less developed securities markets — Developing countries may have less well-developed and regulated securities markets and exchanges. These markets have lower trading volumes than the securities markets of more developed countries and may be unable to respond effectively to increases in trading volume. Consequently, these markets may be substantially less liquid than those of more developed countries, and the securities of issuers located in these markets may have limited marketability. These factors may make prompt liquidation of substantial portfolio holdings difficult or impossible at times.

Settlement risks — Settlement systems in developing countries are generally less well organized than those of developed markets. Supervisory authorities may also be unable to apply standards comparable to those in developed markets. Thus, there may be risks that settlement may be delayed and that cash or securities belonging to the fund may be in jeopardy because of failures of or defects in the systems. In particular, market practice may require that payment be made before receipt of the security being purchased or that delivery of a security be made before payment is received. In such cases, default by a broker or bank (the “counterparty”) through whom the transaction is effected might cause the fund to suffer a loss. The fund will seek, where possible, to use counterparties whose financial status is such that this risk is reduced. However, there can be no certainty that the fund will be successful in eliminating this risk, particularly as counterparties operating in developing countries frequently lack the standing or financial resources of those in developed countries. There may also be a danger that, because of uncertainties in the operation of settlement systems in individual markets, competing claims may arise with respect to securities held by or to be transferred to the fund.

Limited market information — The fund may encounter problems assessing investment opportunities in certain developing countries in light of limitations on available information and different accounting, auditing and financial reporting standards. For example, due to jurisdictional limitations, the Public Company Accounting Oversight Board (“PCAOB”), which regulates auditors of U.S. reporting companies, may be unable to inspect the audit work and practices of PCAOB-registered auditing firms in certain developing countries. As a result, there is greater risk that financial records and information relating to an issuer’s operations in developing countries will be incomplete or misleading, which may negatively impact the fund’s investments in such company. When faced with limited market information, the fund’s investment adviser will seek alternative sources of information, and to the extent the investment adviser is not satisfied with the sufficiency or accuracy of the information obtained with respect to a particular market or security, the fund will not invest in such market or security.

Emerging Markets Growth Fund — Page 6

Taxation — Taxation of dividends, interest and capital gains received by the fund varies among developing countries and, in some cases, is comparatively high. In addition, developing countries typically have less well-defined tax laws and procedures and such laws may permit retroactive taxation so that the fund could become subject in the future to local tax liability that it had not reasonably anticipated in conducting its investment activities or valuing its assets.

Fraudulent securities — Securities purchased by the fund may subsequently be found to be fraudulent or counterfeit, resulting in a loss to the fund.

Remedies — Developing countries may offer less protection to investors than U.S. markets and, in the event of investor harm, there may be substantially less recourse available to the fund and its shareholders. In addition, as a matter of law or practicality, the fund and its shareholders - as well as U.S. regulators - may encounter substantial difficulties in obtaining and enforcing judgments and other actions against non-U.S. individuals and companies.

Investing through Stock Connect — The fund may invest in China A-shares of certain Chinese companies listed and traded on the Shanghai Stock Exchange (“SSE”) and on the Shenzhen Stock Exchange (“SZSE”, and together, the “Exchanges”) through the Shanghai-Hong Kong Stock Connect Program and the Shenzhen-Hong Kong Stock Connect Program, respectively (together, “Stock Connect”). Stock Connect is a securities trading and clearing program developed by the Exchange of Hong Kong, the Exchanges and the China Securities Depository and Clearing Corporation Limited. Stock Connect facilitates foreign investment in the People’s Republic of China (“PRC”) via brokers in Hong Kong. Persons investing through Stock Connect are subject to PRC regulations and Exchange listing rules, among others. These could include limitations on or suspension of trading. These regulations are relatively new and subject to changes which could adversely impact the fund’s rights with respect to the securities. For example, a stock may be recalled from the scope of securities traded on the SSE or SZSE eligible for trading via Stock Connect for various reasons, and in such event the stock can be sold but is restricted from being bought.  In such event, the investment adviser’s ability to implement the fund’s investment strategies may be adversely affected. As Stock Connect is still relatively new, investments made through Stock Connect are subject to relatively new trading, clearance and settlement procedures and there are no assurances that the necessary systems to run the program will function properly. In addition, Stock Connect is subject to aggregate and daily quota limitations on purchases and permitted price fluctuations.  As a result, the fund may experience delays in transacting via Stock Connect and there can be no assurance that a liquid market on the Exchanges will exist. Since Stock Connect only operates on days when both the Chinese and Hong Kong markets are open for trading, and banking services are available in both markets on the corresponding settlement days, the fund’s ownership interest in securities traded through Stock Connect may not be reflected directly and the fund may be subject to the risk of price fluctuations in China A-shares when Stock Connect is not open to trading. Changes in Chinese tax rules may also adversely affect the fund’s performance. The fund’s shares are held in an omnibus account and registered in nominee name. Please also see the sections on risks relating to investing outside the U.S. and investing in developing countries.

In addition to the risks described above under “Investing outside the U.S.,” “Investing in developing countries,” and “Certain risk factors related to developing countries,” investments in China — and in A shares, particularly — are subject to unique risks, including heightened exposure to currency fluctuations, less liquidity, and the potential for expropriation, confiscatory taxation, nationalization and exchange control regulations (including currency blockage). Such risks apply to investments in China whether made via Stock Connect or otherwise.

The A-share market is volatile with a risk of suspension of trading in securities or government intervention. The market for A shares can have a higher propensity for trading suspensions than other global equity markets, and any such suspensions could lead to greater market execution risk, valuation risks, liquidity risks and additional and unexpected costs for the fund. Significant portions of the

Emerging Markets Growth Fund — Page 7

Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend trading of their equity securities and have shown a willingness to exercise that option in response to market volatility and other events. The liquidity of Chinese securities may shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions, whether or not accurate. Reduced liquidity may make an investment in China A shares difficult to value accurately.

China A shares are also subject to a number of restrictions imposed by Chinese securities regulations and listing rules. Investments by foreign investors in A shares, in particular, are subject to various restrictions, regulations and limits. Due to such restrictions, regulations and limits, it is possible that the A-share quota available to the fund as a foreign investor may not be sufficient to meet the fund’s investment needs. In this case, the fund may seek alternative means of economic exposure to Chinese equities, including by purchasing other classes of securities or depositary receipts or by utilizing synthetic local access instruments, including participation notes, market access warrants and other similar structured investment vehicles. Any changes in laws, regulations and policies relating to the China A-share market or to Stock Connect may affect the prices of China A shares. Such risks are heightened by the developing state of China’s investment and banking systems in general. The evolving state of the Chinese equity market also subjects the settlement, clearing and registration of securities transactions to heightened risks.

Currency transactions — The fund may enter into currency transactions on a spot (i.e., cash) basis at the prevailing rate in the currency exchange market to provide for the purchase or sale of a currency needed to purchase a security denominated in such currency. In addition, the fund may enter into forward currency contracts to protect against changes in currency exchange rates, to increase exposure to a particular foreign currency, to shift exposure to currency fluctuations from one currency to another or to seek to increase returns. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Some forward currency contracts, called non-deliverable forwards or NDFs, do not call for physical delivery of the currency and are instead settled through cash payments. Forward currency contracts are typically privately negotiated and traded in the interbank market between large commercial banks (or other currency traders) and their customers. Although forward contracts entered into by the fund will typically involve the purchase or sale of a currency against the U.S. dollar, the fund also may purchase or sell a non-U.S. currency against another non-U.S. currency.

Currency exchange rates generally are determined by forces of supply and demand in the foreign exchange markets and the relative merits of investment in different countries as viewed from an international perspective. Currency exchange rates, as well as foreign currency transactions, can also be affected unpredictably by intervention by U.S. or foreign governments or central banks or by currency controls or political developments in the United States or abroad. Such intervention or other events could prevent the fund from entering into foreign currency transactions, force the fund to exit such transactions at an unfavorable time or price or result in penalties to the fund, any of which may result in losses to the fund.

Generally, the fund will not attempt to protect against all potential changes in exchange rates and the use of forward contracts does not eliminate the risk of fluctuations in the prices of the underlying securities. If the value of the underlying securities declines or the amount of the fund’s commitment increases because of changes in exchange rates, the fund may need to provide additional cash or securities to satisfy its commitment under the forward contract. The fund is also subject to the risk that it may be delayed or prevented from obtaining payments owed to it under the forward contract as a result of the insolvency or bankruptcy of the counterparty with which it entered into the forward contract or the failure of the counterparty to comply with the terms of the contract.

Emerging Markets Growth Fund — Page 8

The realization of gains or losses on foreign currency transactions will usually be a function of the investment adviser’s ability to accurately estimate currency market movements. Entering into forward currency transactions may change the fund’s exposure to currency exchange rates and could result in losses to the fund if currencies do not perform as expected by the fund’s investment adviser. For example, if the fund’s investment adviser increases the fund’s exposure to a foreign currency using forward contracts and that foreign currency’s value declines, the fund may incur a loss. In addition, while entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. See also the “Derivatives” section under "Description of certain securities, investment techniques and risks" for a general description of investment techniques and risks relating to derivatives, including certain currency forwards.

Forward currency contracts may give rise to leverage, or exposure to potential gains and losses in excess of the initial amount invested. Leverage magnifies gains and losses and could cause the fund to be subject to more volatility than if it had not been leveraged, thereby resulting in a heightened risk of loss. Forward currency contracts are considered derivatives. Accordingly, under the SEC’s rule applicable to the fund’s use of derivatives, a fund’s obligations with respect to these instruments will depend on the fund’s aggregate usage of and exposure to derivatives, and the fund’s usage of forward currency contracts is subject to written policies and procedures reasonably designed to manage the fund’s derivatives risk.

Forward currency transactions also may affect the character and timing of income, gain, or loss recognized by the fund for U.S. tax purposes. The use of forward currency contracts could result in the application of the mark-to-market provisions of the Internal Revenue Code of 1986 as amended (the "Code") and may cause an increase (or decrease) in the amount of taxable dividends paid by the fund.

Indirect exposure to cryptocurrencies – Cryptocurrencies are currencies which exist in a digital form and may act as a store of wealth, a medium of exchange or an investment asset. There are thousands of cryptocurrencies, such as bitcoin. Although the fund has no current intention of directly investing in cryptocurrencies, some issuers have begun to accept cryptocurrency for payment of services, use cryptocurrencies as reserve assets or invest in cryptocurrencies, and the fund may invest in securities of such issuers. The fund may also invest in securities of issuers which provide cryptocurrency-related services.

Cryptocurrencies are subject to fluctuations in value. Cryptocurrencies are not backed by any government, corporation or other identified body. Rather, the value of a cryptocurrency is determined by other factors, such as the perceived future prospects or the supply and demand for such cryptocurrency in the global market for the trading of cryptocurrency. Such trading markets are unregulated and may be more exposed to operational or technical issues as well as fraud or manipulation in comparison to established, regulated exchanges for securities, derivatives and traditional currencies. The value of a cryptocurrency may decline precipitously (including to zero) for a variety of reasons, including, but not limited to, regulatory changes, a loss of confidence in its network or a change in user preference to other cryptocurrencies. An issuer that owns cryptocurrencies may experience custody issues, and may lose its cryptocurrency holdings through theft, hacking, or technical glitches in the applicable blockchain. The fund may experience losses as a result of the decline in value of its securities of issuers that own cryptocurrencies or which provide cryptocurrency-related services. If an issuer that owns cryptocurrencies intends to pay a dividend using such holdings or to otherwise make a distribution of such holdings to its stockholders, such dividends or distributions may face regulatory, operational and technical issues.

Factors affecting the further development of cryptocurrency include, but are not limited to: continued worldwide growth of, or possible cessation of or reversal in, the adoption and use of cryptocurrencies and other digital assets; the developing regulatory environment relating to cryptocurrencies, including the characterization of cryptocurrencies as currencies, commodities, or securities, the tax treatment of

Emerging Markets Growth Fund — Page 9

cryptocurrencies, and government and quasi-government regulation or restrictions on, or regulation of access to and operation of, cryptocurrency networks and the exchanges on which cryptocurrencies trade, including anti-money laundering regulations and requirements; perceptions regarding the environmental impact of a cryptocurrency; changes in consumer demographics and public preferences; general economic conditions; maintenance and development of open-source software protocols; the availability and popularity of other forms or methods of buying and selling goods and services; the use of the networks supporting digital assets, such as those for developing smart contracts and distributed applications; and general risks tied to the use of information technologies, including cyber risks. A hack or failure of one cryptocurrency may lead to a loss in confidence in, and thus decreased usage and/or value of, other cryptocurrencies.

Investing in smaller capitalization stocks — The fund may invest in the stocks of smaller capitalization companies. Investing in smaller capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. For example, smaller companies often have limited product lines, limited operating histories, limited markets or financial resources, may be dependent on one or a few key persons for management and can be more susceptible to losses. Also, their securities may be less liquid or illiquid (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts and may be subject to wider price swings, thus creating a greater chance of loss than securities of larger capitalization companies.

Depositary receipts — Depositary receipts are securities that evidence ownership interests in, and represent the right to receive, a security or a pool of securities that have been deposited with a bank or trust depository. The fund may invest in American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”), and other similar securities. For ADRs, the depository is typically a U.S. financial institution and the underlying securities are issued by a non-U.S. entity. For other depositary receipts, the depository may be a non-U.S. or a U.S. entity, and the underlying securities may be issued by a non-U.S. or a U.S. entity. Depositary receipts will not necessarily be denominated in the same currency as their underlying securities. Generally, ADRs are issued in registered form, denominated in U.S. dollars, and designed for use in the U.S. securities markets. Other depositary receipts, such as EDRs and GDRs, may be issued in bearer form, may be denominated in either U.S. dollars or in non-U.S. currencies, and are primarily designed for use in securities markets outside the United States. ADRs, EDRs and GDRs can be sponsored by the issuing bank or trust company or the issuer of the underlying securities. Although the issuing bank or trust company may impose charges for the collection of dividends and the conversion of such securities into the underlying securities, generally no fees are imposed on the purchase or sale of these securities other than transaction fees ordinarily involved with trading stock. Such securities may be less liquid or may trade at a lower price than the underlying securities of the issuer. Additionally, the issuers of securities underlying depositary receipts may not be obligated to timely disclose information that is considered material under the securities laws of the United States. Therefore, less information may be available regarding these issuers than about the issuers of other securities and there may not be a correlation between such information and the market value of the depositary receipts.

Warrants and rights — Warrants and rights may be acquired by the fund in connection with other securities or separately. Warrants generally entitle, but do not obligate, their holder to purchase other equity or fixed income securities at a specified price at a later date. Rights are similar to warrants but typically have a shorter duration and are issued by a company to existing holders of its stock to provide those holders the right to purchase additional shares of stock at a later date. Warrants and rights do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuing company. Additionally, a warrant or right ceases to have value if it is not exercised prior to its expiration date. As a result, warrants and rights may be considered more speculative than certain other types of investments. Changes in the value of a warrant or right do not necessarily correspond to changes in the value of its underlying security. The price of a warrant or right may be more volatile than the price

Emerging Markets Growth Fund — Page 10

of its underlying security, and they therefore present greater potential for capital appreciation and capital loss. The effective price paid for warrants or rights added to the subscription price of the related security may exceed the value of the subscribed security’s market price, such as when there is no movement in the price of the underlying security. The market for warrants or rights may be very limited and it may be difficult to sell them promptly at an acceptable price.

Real estate investment trusts — Real estate investment trusts ("REITs"), which primarily invest in real estate or real estate-related loans, may issue equity or debt securities. Equity REITs own real estate properties, while mortgage REITs hold construction, development and/or long-term mortgage loans. The values of REITs may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, tax laws and regulatory requirements, such as those relating to the environment. Both types of REITs are dependent upon management skill and the cash flows generated by their holdings, the real estate market in general and the possibility of failing to qualify for any applicable pass-through tax treatment or failing to maintain any applicable exemptive status afforded under relevant laws.

Synthetic local access instruments — Participation notes, market access warrants and other similar structured investment vehicles (collectively, “synthetic local access instruments”) are instruments used by investors to obtain exposure to equity investments in local markets where direct ownership by foreign investors is not permitted or is otherwise restricted by local law. Synthetic local access instruments, which are generally structured and sold over-the-counter by a local branch of a bank or broker-dealer that is permitted to purchase equity securities in the local market, are designed to replicate exposure to one or more underlying equity securities. The price and performance of a synthetic local access instrument are normally intended to track the price and performance of the underlying equity assets as closely as possible. However, there can be no assurance that the results of synthetic local access instruments will replicate exactly the performance of the underlying securities due to transaction costs, taxes and other fees and expenses. The holder of a synthetic local access instrument may also be entitled to receive any dividends paid in connection with the underlying equity assets, but usually does not receive voting rights as it would if such holder directly owned the underlying assets.

Investments in synthetic local access instruments involve the same risks associated with a direct investment in the shares of the companies the instruments seek to replicate, including, in particular, the risks associated with investing outside the United States. Synthetic local access instruments also involve risks that are in addition to the risks normally associated with a direct investment in the underlying equity securities. For instance, synthetic local access instruments represent unsecured, unsubordinated contractual obligations of the banks or broker-dealers that issue them. Consequently, a purchaser of a synthetic local access instrument relies on the creditworthiness of such a bank or broker-dealer counterparty and has no rights under the instrument against the issuer of the underlying equity securities. Additionally, there is no guarantee that a liquid market for a synthetic local access instrument will exist or that the issuer of the instrument will be willing to repurchase the instrument when an investor wishes to sell it.

Forward commitment, when issued and delayed delivery transactions — The fund may enter into commitments to purchase or sell securities at a future date. When the fund agrees to purchase such securities, it assumes the risk of any decline in value of the security from the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.

The fund will not use these transactions for the purpose of leveraging. Although these transactions will not be entered into for leveraging purposes, the fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the fund’s portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. The fund will not

Emerging Markets Growth Fund — Page 11

borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations. After a transaction is entered into, the fund may still dispose of or renegotiate the transaction. Additionally, prior to receiving delivery of securities as part of a transaction, the fund may sell such securities.

Under the SEC's rule applicable to the fund's use of derivatives, when issued, forward-settling and nonstandard settlement cycle securities will be treated as derivatives unless the fund intends to physically settle these transactions and the transactions will settle within 35 days of their respective trade dates.

Restricted or illiquid securities — The fund may purchase securities subject to restrictions on resale. Restricted securities may only be sold pursuant to an exemption from registration under the Securities Act of 1933, as amended (the “1933 Act”), or in a registered public offering. Restricted securities held by the fund are often eligible for resale under Rule 144A, an exemption under the 1933 Act allowing for resales to “Qualified Institutional Buyers.” Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. Difficulty in selling such securities may result in a loss to the fund or cause it to incur additional administrative costs.

Some fund holdings (including some restricted securities) may be deemed illiquid if the fund expects that a reasonable portion of the holding cannot be sold in seven calendar days or less without the sale significantly changing the market value of the investment. The determination of whether a holding is considered illiquid is made by the fund’s adviser under a liquidity risk management program adopted by the fund’s board and administered by the fund’s adviser. The fund may incur significant additional costs in disposing of illiquid securities.

Debt instruments — Debt securities, also known as “fixed income securities,” are used by issuers to borrow money. Bonds, notes, debentures, asset-backed securities (including those backed by mortgages), and loan participations and assignments are common types of debt securities. Generally, issuers pay investors periodic interest and repay the amount borrowed either periodically during the life of the security and/or at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values and their values accrete over time to face value at maturity. Some debt securities bear interest at rates that are not fixed, but that vary with changes in specified market rates or indices. The market prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, market prices of debt securities decline when interest rates rise and increase when interest rates fall. These fluctuations will generally be greater for longer-term debt securities than for shorter-term debt securities. Prices of these securities can also be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or they may pay only a small fraction of the amount owed. Direct indebtedness of countries, particularly developing countries, also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

Lower rated debt securities, rated Ba1/BB+ or below by Nationally Recognized Statistical Rating Organizations, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer’s creditworthiness than higher rated debt securities, or they may already be in default. Such securities are sometimes referred to as “junk bonds” or high yield bonds. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, and to determine the value of, lower rated debt securities. Investment grade bonds in the ratings categories A or Baa/BBB also may be more susceptible to changes in market or economic conditions than bonds rated in the highest rating categories.

Emerging Markets Growth Fund — Page 12

Certain additional risk factors relating to debt securities are discussed below:

Sensitivity to interest rate and economic changes — Debt securities may be sensitive to economic changes, political and corporate developments, and interest rate changes. In addition, during an economic downturn or a period of rising interest rates, issuers that are highly leveraged may experience increased financial stress that could adversely affect their ability to meet projected business goals, to obtain additional financing and to service their principal and interest payment obligations. Periods of economic change and uncertainty also can be expected to result in increased volatility of market prices and yields of certain debt securities and derivative instruments. As discussed under “Market conditions” above in this statement of additional information, governments and quasi-governmental authorities may take actions to support local and global economies and financial markets during periods of economic crisis, including direct capital infusions into companies, new monetary programs and significantly lower interest rates. Such actions may expose fixed income markets to heightened volatility and may reduce liquidity for certain investments, which could cause the value of the fund's portfolio to decline.

Payment expectations — Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a lower interest rate market, the fund may have to replace the security with a lower yielding security, resulting in decreased income to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of bankruptcy proceedings, the fund may incur losses or expenses in seeking recovery of amounts owed to it.

Liquidity and valuation — There may be little trading in the secondary market for particular debt securities, which may affect adversely the fund's ability to value accurately or dispose of such debt securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

Cash and cash equivalents — The fund may hold cash or invest in cash equivalents. Cash equivalents include, but are not limited to: (a) shares of money market or similar funds managed by the investment adviser or its affiliates; (b) shares of other money market funds; (c) commercial paper; (d) short-term bank obligations (for example, certificates of deposit, bankers’ acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)) or bank notes; (e) savings association and savings bank obligations (for example, bank notes and certificates of deposit issued by savings banks or savings associations); (f) securities of the U.S. government, its agencies or instrumentalities that mature, or that may be redeemed, in one year or less; and (g) higher quality corporate bonds and notes that mature, or that may be redeemed, in one year or less. Cash and cash equivalents may be denominated in U.S. dollars, non-U.S. currencies or multinational currency units.

Commercial paper — The fund may purchase commercial paper. Commercial paper refers to short-term promissory notes issued by a corporation to finance its current operations. Such securities normally have maturities of thirteen months or less and, though commercial paper is often unsecured, commercial paper may be supported by letters of credit, surety bonds or other forms of collateral. Maturing commercial paper issuances are usually repaid by the issuer from the proceeds of new commercial paper issuances. As a result, investment in commercial paper is subject to rollover risk, or the risk that the issuer cannot issue enough new commercial paper to satisfy its outstanding commercial paper. Like all fixed income securities, commercial paper prices are susceptible to fluctuations in interest rates. If interest rates rise, commercial paper prices will decline and vice versa. However, the short-term nature of a commercial paper investment makes it less susceptible to volatility than many other fixed income securities because interest rate risk typically increases as maturity lengths increase. Commercial paper tends to yield smaller returns than longer-term corporate debt because securities with shorter maturities typically have lower effective yields than those with longer

Emerging Markets Growth Fund — Page 13

maturities. As with all fixed income securities, there is a chance that the issuer will default on its commercial paper obligations and commercial paper may become illiquid or suffer from reduced liquidity in these or other situations.

Commercial paper in which the fund may invest includes commercial paper issued in reliance on the exemption from registration afforded by Section 4(a)(2) of the 1933 Act. Section 4(a)(2) commercial paper has substantially the same price and liquidity characteristics as commercial paper generally, except that the resale of Section 4(a)(2) commercial paper is limited to institutional investors who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Technically, such a restriction on resale renders Section 4(a)(2) commercial paper a restricted security under the 1933 Act. In practice, however, Section 4(a)(2) commercial paper typically can be resold as easily as any other unrestricted security held by the fund. Accordingly, Section 4(a)(2) commercial paper has been generally determined to be liquid under procedures adopted by the fund’s board of directors.

Loan assignments and participations — The fund may invest in loans or other forms of indebtedness that represent interests in amounts owed by corporations or other borrowers (collectively “borrowers”). The investment adviser defines debt securities to include investments in loans, such as loan assignments and participations. Loans may be originated by the borrower in order to address its working capital needs, as a result of a reorganization of the borrower’s assets and liabilities (recapitalizations), to merge with or acquire another company (mergers and acquisitions), to take control of another company (leveraged buy-outs), to provide temporary financing (bridge loans), or for other corporate purposes. Most corporate loans are variable or floating rate obligations.

Some loans may be secured in whole or in part by assets or other collateral. In other cases, loans may be unsecured or may become undersecured by declines in the value of assets or other collateral securing such loan. The greater the value of the assets securing the loan the more the lender is protected against loss in the case of nonpayment of principal or interest. Loans made to highly leveraged borrowers may be especially vulnerable to adverse changes in economic or market conditions and may involve a greater risk of default.

Some loans may represent revolving credit facilities or delayed funding loans, in which a lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. These commitments may have the effect of requiring the fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid).

Some loans may represent debtor-in-possession financings (commonly known as “DIP financings”). DIP financings are arranged when an entity seeks the protections of the bankruptcy court under Chapter 11 of the U.S. Bankruptcy Code. These financings allow the entity to continue its business operations while reorganizing under Chapter 11. Such financings constitute senior liens on unencumbered collateral (i.e., collateral not subject to other creditors’ claims). There is a risk that the entity will not emerge from Chapter 11 and will be forced to liquidate its assets under Chapter 7 of the U.S. Bankruptcy Code. In the event of liquidation, the fund’s only recourse will be against the collateral securing the DIP financing.

The investment adviser generally makes investment decisions based on publicly available information, but may rely on non-public information if necessary. Borrowers may offer to provide lenders with material, non-public information regarding a specific loan or the borrower in general. The investment adviser generally chooses not to receive this information. As a result, the investment adviser may be at a disadvantage compared to other investors that may receive such information. The investment adviser’s decision not to receive material, non-public information may impact the investment adviser’s ability to assess a borrower’s requests for amendments or waivers of provisions in the loan agreement.

Emerging Markets Growth Fund — Page 14

However, the investment adviser may on a case-by-case basis decide to receive such information when it deems prudent. In these situations the investment adviser may be restricted from trading the loan or buying or selling other debt and equity securities of the borrower while it is in possession of such material, non-public information, even if such loan or other security is declining in value.

The fund normally acquires loan obligations through an assignment from another lender, but also may acquire loan obligations by purchasing participation interests from lenders or other holders of the interests. When the fund purchases assignments, it acquires direct contractual rights against the borrower on the loan. The fund acquires the right to receive principal and interest payments directly from the borrower and to enforce its rights as a lender directly against the borrower. However, because assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by a fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. Loan assignments are often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the purchase of a loan. Risks may also arise due to the inability of the agent to meet its obligations under the loan agreement.

Loan participations are loans or other direct debt instruments that are interests in amounts owed by the borrower to another party. They may represent amounts owed to lenders or lending syndicates, to suppliers of goods or services, or to other parties. The fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing participations, the fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower. In addition, the fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation and the fund will have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies. As a result, the fund will be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, a fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

Loan assignments and participations are generally subject to legal or contractual restrictions on resale and are not currently listed on any securities exchange or automatic quotation system. Risks may arise due to delayed settlements of loan assignments and participations. The investment adviser expects that most loan assignments and participations purchased for the fund will trade on a secondary market. However, although secondary markets for investments in loans are growing among institutional investors, a limited number of investors may be interested in a specific loan. It is possible that loan participations, in particular, could be sold only to a limited number of institutional investors. If there is no active secondary market for a particular loan, it may be difficult for the investment adviser to sell the fund’s interest in such loan at a price that is acceptable to it and to obtain pricing information on such loan.

Investments in loan participations and assignments present the possibility that the fund could be held liable as a co-lender under emerging legal theories of lender liability. In addition, if the loan is foreclosed, the fund could be part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral. In addition, some loan participations and assignments may not be rated by major rating agencies and may not be protected by securities laws.

Unfunded commitment agreements — The fund may enter into unfunded commitment agreements to make certain investments, including unsettled bank loan purchase transactions. Under the SEC’s rule applicable to the fund’s use of derivatives, unfunded commitment agreements are not derivatives transactions. The fund will only enter into such unfunded commitment agreements if the fund reasonably believes, at the time it enters into such agreement, that it will have sufficient cash and cash

Emerging Markets Growth Fund — Page 15

equivalents to meet its obligations with respect to all of its unfunded commitment agreements as they come due.

Derivatives — In pursuing its investment objective, the fund may invest in derivative instruments. A derivative is a financial instrument, the value of which depends on, or is otherwise derived from, another underlying variable. Most often, the variable underlying a derivative is the price of a traded asset, such as a traditional cash security (e.g., a stock or bond), a currency or a commodity; however, the value of a derivative can be dependent on almost any variable, from the level of an index or a specified rate to the occurrence (or non-occurrence) of a credit event with respect to a specified reference asset. In addition to investing in forward currency contracts, as described above under “Currency transactions,” the fund may take positions in futures contracts and swaps, each of which is a derivative instrument described in greater detail below.

Derivative instruments may be distinguished by the manner in which they trade: some are standardized instruments that trade on an organized exchange while others are individually negotiated and traded in the over-the-counter (OTC) market. Derivatives also range broadly in complexity, from simple derivatives to more complex instruments. As a general matter, however, all derivatives — regardless of the manner in which they trade or their relative complexities — entail certain risks, some of which are different from, and potentially greater than, the risks associated with investing directly in traditional cash securities.

As is the case with traditional cash securities, derivative instruments are generally subject to counterparty credit risk; however, in some cases, derivatives may pose counterparty risks greater than those posed by cash securities. The use of derivatives involves the risk that a loss may be sustained by the fund as a result of the failure of the fund’s counterparty to make required payments or otherwise to comply with its contractual obligations. For some derivatives, though, the value of — and, in effect, the return on — the instrument may be dependent on both the individual credit of the fund’s counterparty and on the credit of one or more issuers of any underlying assets. If the fund does not correctly evaluate the creditworthiness of its counterparty and, where applicable, of issuers of any underlying reference assets, the fund’s investment in a derivative instrument may result in losses. Further, if a fund’s counterparty were to default on its obligations, the fund’s contractual remedies against such counterparty may be subject to applicable bankruptcy and insolvency laws, which could affect the fund’s rights as a creditor and delay or impede the fund’s ability to receive the net amount of payments that it is contractually entitled to receive. Derivative instruments are subject to additional risks, including operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).

The value of some derivative instruments in which the fund invests may be particularly sensitive to changes in prevailing interest rates, currency exchange rates or other market conditions. Like the fund’s other investments, the ability of the fund to successfully utilize such derivative instruments may depend in part upon the ability of the fund’s investment adviser to accurately forecast interest rates and other economic factors. The success of the fund’s derivative investment strategy will also depend on the investment adviser’s ability to assess and predict the impact of market or economic developments on the derivative instruments in which the fund invests, in some cases without having had the benefit of observing the performance of a derivative under all possible market conditions. If the investment adviser incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, or if the investment adviser incorrectly predicts the impact of developments on a derivative instrument, the fund could be exposed to the risk of loss.

Certain derivatives may also be subject to liquidity and valuation risks. The potential lack of a liquid secondary market for a derivative (and, particularly, for an OTC derivative) may cause difficulty in valuing or selling the instrument. If a derivative transaction is particularly large or if the relevant market is illiquid, as is often the case with many privately-negotiated OTC derivatives, the fund may not be able to initiate a transaction or to liquidate a position at an advantageous time or price. Particularly when there is no liquid secondary market for the fund’s derivative positions, the fund may encounter difficulty in valuing such illiquid positions. The value of a derivative instrument does not always

Emerging Markets Growth Fund — Page 16

correlate perfectly with its underlying asset, rate or index, and many derivatives, and OTC derivatives in particular, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the fund.

Because certain derivative instruments may obligate the fund to make one or more potential future payments, which could significantly exceed the value of the fund’s initial investments in such instruments, derivative instruments may also have a leveraging effect on the fund’s portfolio. Certain derivatives have the potential for unlimited loss, irrespective of the size of the fund’s investment in the instrument. When a fund leverages its portfolio, investments in that fund will tend to be more volatile, resulting in larger gains or losses in response to market changes.

The fund’s compliance with the SEC’s rule applicable to the fund’s use of derivatives may limit the ability of the fund to use derivatives as part of its investment strategy. The rule deems a fund that uses derivatives only in a limited manner as a limited derivatives user and requires that such fund adopt and implement written policies and procedures reasonably designed to manage the fund’s derivatives risks. The rule also requires that a fund that uses derivatives in more than a limited manner adopt a derivatives risk management program, appoint a derivatives risk manager and comply with an outer limit on leverage based on value at risk, or “VaR”. VaR is an estimate of an instrument’s or portfolio’s potential losses over a given time horizon (i.e., 20 trading days) and at a specified confidence level (i.e., 99%). VaR will not provide, and is not intended to provide, an estimate of an instrument’s or portfolio’s maximum potential loss amount. For example, a VaR of 5% with a specified confidence level of 99% would mean that a VaR model estimates that 99% of the time a fund would not be expected to lose more than 5% of its total assets over the given time period. However, 1% of the time, the fund would be expected to lose more than 5% of its total assets, and in such a scenario the VaR model does not provide an estimate of the extent of this potential loss. The derivatives rule may not be effective in limiting the fund’s risk of loss, as measurements of VaR rely on historical data and may not accurately measure the degree of risk reflected in the fund’s derivatives or other investments. A fund is generally required to satisfy the rule’s outer limit on leverage by limiting the fund’s VaR to 200% of the VaR of a designated reference portfolio that does not utilize derivatives each business day. If a fund does not have an appropriate designated reference portfolio in light of the fund’s investments, investment objectives and strategy, a fund must satisfy the rule’s outer limit on leverage by limiting the fund’s VaR to 20% of the value of the fund’s net assets each business day.

Futures — The fund may enter into futures contracts to seek to manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. A futures contract is an agreement to buy or sell a security or other financial instrument (the “reference asset”) for a set price on a future date. Futures contracts are standardized, exchange-traded contracts, and, when a futures contract is bought or sold, the fund will incur brokerage fees and will be required to maintain margin deposits.

Unlike when the fund purchases or sells a security, such as a stock or bond, no price is paid or received by the fund upon the purchase or sale of a futures contract. When the fund enters into a futures contract, the fund is required to deposit with its futures broker, known as a futures commission merchant (FCM), a specified amount of liquid assets in a segregated account in the name of the FCM at the applicable derivatives clearinghouse or exchange. This amount, known as initial margin, is set by the futures exchange on which the contract is traded and may be significantly modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract, which is returned to the fund upon termination of the contract, assuming all contractual obligations have been satisfied. Additionally, on a daily basis, the fund pays or receives cash, or variation margin, equal to the daily change in value of the futures contract. Variation margin does not represent a borrowing or loan by the fund but is instead a settlement between the fund and the FCM of the amount one party would owe the other if the futures contract expired. In computing daily net asset value, the fund will mark-to-market its open futures positions. In the event of the

Emerging Markets Growth Fund — Page 17

bankruptcy or insolvency of an FCM that holds margin on behalf of the fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM’s other customers, potentially resulting in losses to the fund. An event of bankruptcy or insolvency at a clearinghouse or exchange holding initial margin could also result in losses for the fund.

When the fund invests in futures contracts and deposits margin with an FCM, the fund becomes subject to so-called “fellow customer” risk – that is, the risk that one or more customers of the FCM will default on their obligations and that the resulting losses will be so great that the FCM will default on its obligations and margin posted by one customer, such as the fund, will be used to cover a loss caused by a different defaulting customer. Applicable rules generally prohibit the use of one customer’s funds to meet the obligations of another customer and limit the ability of an FCM to use margin posed by non-defaulting customers to satisfy losses caused by defaulting customers. As a general matter, an FCM is required to use its own funds to meet a defaulting customer’s obligations. While a customer’s loss would likely need to be substantial before non-defaulting customers would be exposed to loss on account of fellow customer risk, applicable rules nevertheless permit the commingling of margin and do not limit the mutualization of customer losses from investment losses, custodial failures, fraud or other causes. If the loss is so great that, notwithstanding the application of an FCM’s own funds, there is a shortfall in the amount of customer funds required to be held in segregation, the FCM could default and be placed into bankruptcy. Under these circumstances, bankruptcy law provides that non-defaulting customers will share pro rata in any shortfall. A shortfall in customer segregated funds may also make the transfer of the accounts of non-defaulting customers to another FCM more difficult.

Although certain futures contracts, by their terms, require actual future delivery of and payment for the reference asset, in practice, most futures contracts are usually closed out before the delivery date by offsetting purchases or sales of matching futures contracts. Closing out an open futures contract purchase or sale is effected by entering into an offsetting futures contract sale or purchase, respectively, for the same aggregate amount of the identical reference asset and the same delivery date with the same FCM. If the offsetting purchase price is less than the original sale price (in each case taking into account transaction costs, including brokerage fees), the fund realizes a gain; if it is more, the fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price (in each case taking into account transaction costs, including brokerage fees), the fund realizes a gain; if it is less, the fund realizes a loss.

The value of a futures contract tends to increase and decrease in tandem with the value of its underlying reference asset. Purchasing futures contracts will, therefore, tend to increase the fund’s exposure to positive and negative price fluctuations in the reference asset, much as if the fund had purchased the reference asset directly. When the fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market for the reference asset. Accordingly, selling futures contracts will tend to offset both positive and negative market price changes, much as if the reference asset had been sold.

There is no assurance that a liquid market will exist for any particular futures contract at any particular time. Futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract’s price moves upward or downward more than the limit in a given day. On volatile trading days, when the price fluctuation limit is reached and a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the market for a futures contract is not liquid because of price fluctuation limits or other market conditions, the fund may be prevented from promptly liquidating unfavorable futures positions and the fund could be required to continue to hold a position until delivery or expiration regardless of changes in its value, potentially subjecting the fund to substantial

Emerging Markets Growth Fund — Page 18

losses. Additionally, the fund may not be able to take other actions or enter into other transactions to limit or reduce its exposure to the position. Under such circumstances, the fund would remain obligated to meet margin requirements until the position is cleared. As a result, the fund’s access to other assets posted as margin for its futures positions could also be impaired.

Although futures exchanges generally operate similarly in the United States and abroad, foreign futures exchanges may follow trading, settlement and margin procedures that are different than those followed by futures exchanges in the United States. Futures contracts traded outside the United States may not involve a clearing mechanism or related guarantees and may involve greater risk of loss than U.S.-traded contracts, including potentially greater risk of losses due to insolvency of a futures broker, exchange member, or other party that may owe initial or variation margin to the fund. Margin requirements on foreign futures exchanges may be different than those of futures exchanges in the United States, and, because initial and variation margin payments may be measured in foreign currency, a futures contract traded outside the United States may also involve the risk of foreign currency fluctuations.

Swaps — The fund may enter into swaps, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return.

Swaps can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. For example, standardized interest rate swaps and credit default swap indices are traded on SEFs and cleared. Other forms of swaps, such as total return swaps, are entered into on a bilateral basis. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swaps only with counterparties that meet certain credit standards and subject to agreed collateralization procedures; however, if the counterparty’s creditworthiness deteriorates rapidly and the counterparty defaults on its obligations under the swap agreement or declares bankruptcy, the fund may lose any amount it expected to receive from the counterparty. In addition, bilateral swaps are subject to certain regulatory margin requirements that mandate the posting and collection of minimum margin amounts, which may result in the fund and its counterparties posting higher margin amounts for bilateral swaps than would otherwise be the case.

The term of a swap can be days, months or years and certain swaps may be less liquid than others. If a swap transaction is particularly large or if the relevant market is illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses.

Swaps can take different forms. The fund may enter into the following types of swaps:

Interest rate swaps — The fund may enter into interest rate swaps to seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark, or on an inflation index such as the Consumer

Emerging Markets Growth Fund — Page 19

Price Index (which is a measure that examines the weighted average of prices of a basket of consumer goods and services and measures changes in the purchasing power of the U.S. dollar and the rate of inflation). In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the fund’s current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party.

In addition to the risks of entering into swaps discussed above, the use of interest rate swaps involves the risk of losses if interest rates change.

Credit default swap indices — In order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks, the fund may invest in credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSIs”). A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party — the protection buyer — is obligated to pay the other party — the protection seller — a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits. Also, if a restructuring credit event occurs in an iTraxx index, the fund as protection buyer may receive a single name credit default swap (CDS) contract representing the relevant constituent.

The fund may enter into a CDSI transaction as either protection buyer or protection seller. If the fund is a protection buyer, it would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the fund, as a protection buyer, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As a protection seller, the fund would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the fund, coupled with the periodic payments previously received by the fund, may be less than the full notional value that the fund, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the fund. Furthermore, as a protection seller, the fund would effectively add leverage to its portfolio because it would have investment exposure to the notional amount of the swap transaction.

The use of CDSI, like all other swaps, is subject to certain risks, including the risk that the fund’s counterparty will default on its obligations. If such a default were to occur, any contractual remedies that the fund might have may be subject to applicable bankruptcy laws, which could delay or limit the fund’s recovery. Thus, if the fund’s counterparty to a CDSI transaction defaults on its obligation to make payments thereunder, the fund may lose such payments altogether or collect only a portion thereof, which collection could involve substantial costs or delays.

Emerging Markets Growth Fund — Page 20

Additionally, when the fund invests in a CDSI as a protection seller, the fund will be indirectly exposed to the creditworthiness of issuers of the underlying reference obligations in the index. If the investment adviser to the fund does not correctly evaluate the creditworthiness of issuers of the underlying instruments on which the CDSI is based, the investment could result in losses to the fund.

Equity-linked notes — The fund may, subject to compliance with applicable regulatory guidelines, purchase equity-linked notes. An equity-linked note is a note whose performance is tied to a single stock, a stock index or a basket of stocks. Upon the maturity of the note, generally the holder receives a return of principal based on the capital appreciation of the linked securities. Depending on the terms of the issuance, equity-linked notes may also have a “cap” or “floor” on the maximum principal amount to be repaid to holders. For example, a note may guarantee the repayment of the original principal amount, but may cap the maximum payment at maturity at a certain percentage of the issuance price. Alternatively, the note may not guarantee a full return on the original principal, but may offer a greater participation in any capital appreciation of the underlying linked securities. The terms of an equity-linked note may also provide for periodic interest payments to holders at either a fixed or floating rate. Equity-linked notes will be considered equity securities for purposes of the fund’s investment objective and policies.

The ability of the fund to invest in equity-linked notes may be limited by certain provisions of the U.S. federal commodities laws. Because the return on equity-linked notes is linked to the value of the underlying securities, the notes may be viewed as having some of the characteristics of futures contracts with respect to securities, the trading of which by U.S. persons other than on designated commodity exchanges is prohibited absent an applicable exclusion or exemption. The Commodity Exchange Act exempts certain so-called “hybrid instruments” from this prohibition subject to certain conditions.

The price of an equity-linked note is derived from the value of the underlying linked securities. The level and type of risk involved in the purchase of an equity-linked note by the fund is similar to the risk involved in the purchase of the underlying security or other emerging market securities. Such notes therefore may be considered to have speculative elements. However, equity-linked notes are also dependent on the individual credit of the issuer of the note, which will generally be a trust or other special purpose vehicle or finance subsidiary established by a major financial institution for the limited purpose of issuing the note. Like other structured products, equity-linked notes are frequently secured by collateral consisting of a combination of debt or related equity securities to which payments under the notes are linked. If so secured, the fund would look to this underlying collateral for satisfaction of claims in the event that the issuer of an equity-linked note defaulted under the terms of the note.

Equity-linked notes are often privately placed and may not be rated, in which case the fund will be more dependent on the ability of the investment adviser to evaluate the creditworthiness of the issuer, the underlying security, any collateral features of the note, and the potential for loss due to market and other factors. Ratings of issuers of equity-linked notes refer only to the creditworthiness of the issuer and strength of related collateral arrangements or other credit supports, and do not take into account, or attempt to rate, any potential risks of the underlying equity securities. The fund may invest in equity-linked notes whose issuers are rated below investment grade (e.g., rated below Baa or BBB by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined to be of equivalent quality by the fund’s investment adviser). Because rating agencies have not currently rated any issuer higher than the rating of the country in which it is domiciled, and many developing countries are rated below investment grade, equity-linked notes related to securities of issuers in those developing countries will be considered to be below investment grade. Depending on the law of the jurisdiction in which an issuer is organized and the note is issued, in the event of default, the fund may incur additional expenses in seeking recovery under an equity-linked note, and may have less legal recourse in attempting to do so.

Emerging Markets Growth Fund — Page 21

As with any investment, the fund can lose the entire amount it has invested in an equity-linked note. The secondary market for equity-linked notes may be limited. The lack of a liquid secondary market may have an adverse effect on the ability of the fund to accurately value the equity-linked notes in its portfolio, and may make disposal of such securities more difficult for the fund.

Cybersecurity risks — With the increased use of technologies such as the Internet to conduct business, the fund has become potentially more susceptible to operational and information security risks through breaches in cybersecurity. In general, a breach in cybersecurity can result from either a deliberate attack or an unintentional event. Cybersecurity breaches may involve, among other things, “ransomware” attacks, injection of computer viruses or malicious software code, or the use of vulnerabilities in code to gain unauthorized access to digital information systems, networks or devices that are used directly or indirectly by the fund or its service providers through “hacking” or other means. Cybersecurity risks also include the risk of losses of service resulting from external attacks that do not require unauthorized access to the fund’s systems, networks or devices. For example, denial-of-service attacks on the investment adviser’s or an affiliate’s website could effectively render the fund’s network services unavailable to fund shareholders and other intended end-users. Any such cybersecurity breaches or losses of service may, among other things, cause the fund to lose proprietary information, suffer data corruption or lose operational capacity, or may result in the misappropriation, unauthorized release or other misuse of the fund’s assets or sensitive information (including shareholder personal information or other confidential information), the inability of fund shareholders to transact business, or the destruction of the fund’s physical infrastructure, equipment or operating systems. These, in turn, could cause the fund to violate applicable privacy and other laws and incur or suffer regulatory penalties, reputational damage, additional costs (including compliance costs) associated with corrective measures and/or financial loss. While the fund and its investment adviser have established business continuity plans and risk management systems designed to prevent or reduce the impact of cybersecurity attacks, there are inherent limitations in such plans and systems due in part to the ever-changing nature of technology and cybersecurity attack tactics, and there is a possibility that certain risks have not been adequately identified or prepared for.

In addition, cybersecurity failures by or breaches of the fund’s third-party service providers (including, but not limited to, the fund’s investment adviser, transfer agent and custodian) may disrupt the business operations of the service providers and of the fund, potentially resulting in financial losses, the inability of fund shareholders to transact business with the fund and of the fund to process transactions, the inability of the fund to calculate its net asset value, violations of applicable privacy and other laws, rules and regulations, regulatory fines, penalties, reputational damage, reimbursement or other compensatory costs and/or additional compliance costs associated with implementation of any corrective measures. The fund and its shareholders could be negatively impacted as a result of any such cybersecurity breaches, and there can be no assurance that the fund will not suffer losses relating to cybersecurity attacks or other informational security breaches affecting the fund’s third-party service providers in the future, particularly as the fund cannot control any cybersecurity plans or systems implemented by such service providers.

Cybersecurity risks may also impact issuers of securities in which the fund invests, which may cause the fund’s investments in such issuers to lose value.

Inflation/Deflation risk — The fund may be subject to inflation and deflation risk. Inflation risk is the risk that the present value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the fund‘s assets can decline. Deflation risk is the risk that prices throughout the economy decline over time. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the fund‘s assets.

Emerging Markets Growth Fund — Page 22

Interfund borrowing and lending — Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission, the fund may lend money to, and borrow money from, other funds advised by the investment adviser or its affiliates. The fund will borrow through the program only when the costs are equal to or lower than the costs of bank loans. The fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. The fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

Affiliated investment companies — The fund may purchase shares of another investment company managed by the investment adviser or its affiliates. The risks of owning another investment company are similar to the risks of investing directly in the securities in which that investment company invests. When investing in another investment company managed by the investment adviser or its affiliates, the fund bears its proportionate share of the expenses of any such investment company in which it invests but will not bear additional management fees through its investment in such investment company. Investments in other investment companies could allow the fund to obtain the benefits of a more diversified portfolio than might otherwise be available through direct investments in a particular asset class, and will subject the fund to the risks associated with the particular asset class or asset classes in which an underlying fund invests. However, an investment company may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the fund’s performance. Any investment in another investment company will be consistent with the fund’s objective(s) and applicable regulatory limitations.

Securities lending activities – The fund may lend portfolio securities to brokers, dealers or other institutions that provide cash or U.S. Treasury securities as collateral in an amount at least equal to the value of the securities loaned. While portfolio securities are on loan, the fund will continue to receive the equivalent of the interest and the dividends or other distributions paid by the issuer on the securities, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund will not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall each loan to vote on proposals, including proposals involving material events affecting securities loaned. The fund has delegated the decision to lend portfolio securities to the investment adviser. The adviser also has the discretion to consent on corporate actions and to recall securities on loan to vote. In the event the adviser deems a corporate action or proxy vote material, as determined by the adviser based on factors relevant to the fund, it will use reasonable efforts to recall the securities and consent to or vote on the matter.

Securities lending involves risks, including the risk that the loaned securities may not be returned in a timely manner or at all, which would interfere with the fund’s ability to vote proxies or settle transactions, and/or the risk of a loss of rights in the collateral if a borrower or the lending agent defaults. These risks could be greater for non-U.S. securities. Additionally, the fund may lose money from the reinvestment of collateral received on loaned securities in investments that decline in value, default or do not perform as expected. The fund will make loans only to parties deemed by the fund’s adviser to be in good standing and when, in the adviser’s judgment, the income earned would justify the risks.

JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as securities lending agent for the fund. As the securities lending agent, JPMorgan administers the fund’s securities lending program pursuant to the terms of a securities lending agent agreement entered into between the fund and JPMorgan. Under the terms of the agreement, JPMorgan is responsible for making available to approved borrowers securities from the fund’s portfolio. JPMorgan is also responsible for the administration and management of the fund’s securities lending program, including the preparation and execution of an agreement with each borrower governing the terms and conditions of any securities loan, ensuring that securities loans are properly coordinated and documented, ensuring that loaned securities are

Emerging Markets Growth Fund — Page 23

valued daily and that the corresponding required collateral is delivered by the borrowers, arranging for the investment of collateral received from borrowers, and arranging for the return of loaned securities to the fund in accordance with the fund’s instructions or at loan termination. As compensation for its services, JPMorgan receives a portion of the amount earned by the fund for lending securities.

The following table sets forth, for the fund’s most recently completed fiscal year, the fund’s dollar amount of income and fees and/or other compensation related to its securities lending activities. Net income from securities lending activities may differ from the amount reported in the fund’s annual report, which reflects estimated accruals.

Gross income from securities lending activities	$772,546
Fees paid to securities lending agent from a revenue split	32,325
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in the revenue split	0
Administrative fees not included in the revenue split	0
Indemnification fees not included in the revenue split	0
Rebates (paid to borrower)	15,960
Other fees not included in the revenue split	0
Aggregate fees/compensation for securities lending activities	48,285
Net income from securities lending activities	724,261

* * * * * *

Portfolio turnover — Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the fund’s objective, and changes in its investments are generally accomplished gradually, though short-term transactions may occasionally be made. Higher portfolio turnover may involve correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions. It may also result in the realization of net capital gains, which are taxable when distributed to shareholders, unless the shareholder is exempt from taxation or his or her account is tax-favored.

The fund’s portfolio turnover rates for the fiscal years ended June 30, 2022 and 2021 were 37% and 35%, respectively. The increase in turnover was due to increased trading activity during the period. The portfolio turnover rate would equal 100% if each security in a fund’s portfolio were replaced once per year. See “Financial highlights” in the prospectus for the fund’s annual portfolio turnover rate for each of the last five fiscal years.

Emerging Markets Growth Fund — Page 24

Fund policies

All percentage limitations in the following fund policies are considered at the time securities are purchased and are based on the fund’s net assets (excluding, for the avoidance of doubt, collateral held in connection with securities lending activities) unless otherwise noted. In managing the fund, the fund’s investment adviser may apply more restrictive policies than those listed below.

Fundamental policies — The fund has adopted the following policies, which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is currently defined in the Investment Company Act of 1940, as amended (the “1940 Act”), as the vote of the lesser of (a) 67% or more of the voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (b) more than 50% of the outstanding voting securities.

1. Except as permitted by (i) the 1940 Act and the rules and regulations thereunder, or other successor law governing the regulation of registered investment companies, or interpretations or modifications thereof by the U.S. Securities and Exchange Commission (“SEC”), SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction, the fund may not:

a. Borrow money;

b. Issue senior securities;

c. Underwrite the securities of other issuers;

d. Purchase or sell real estate or commodities;

e. Make loans; or

f. Purchase the securities of any issuer if, as a result of such purchase, the fund’s investments would be concentrated in any particular industry.

2. Invest for management or control. The fund may not invest in companies for the purpose of exercising control or management.

Emerging Markets Growth Fund — Page 25

Additional information about the fundamental policies — The information below is not part of the fund's fundamental policies. This information is intended to provide a summary of what is currently required or permitted by the 1940 Act and the rules and regulations thereunder, or by the interpretive guidance thereof by the SEC or SEC staff, for particular fundamental policies of the fund.

For purposes of fundamental policy 1a, the fund may borrow money in amounts of up to 33-1/3% of its total assets from banks for any purpose, and may borrow up to 5% of its total assets from banks or other lenders for temporary purposes (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed). The percentage limitations in this policy are considered at the time of borrowing and thereafter.

For purposes of fundamental policies 1a and 1e, the fund may borrow money from, or loan money to, other funds managed by the investment adviser or its affiliates to the extent permitted by applicable law and an exemptive order issued by the SEC.

For purposes of fundamental policy 1b, a senior security does not include any promissory note or evidence of indebtedness if such loan is for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of the fund at the time the loan is made (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed). Further, the fund is permitted to enter into derivatives and certain other transactions, notwithstanding the prohibitions and restrictions on the issuance of senior securities under the 1940 Act, in accordance with current SEC rules and interpretations.

For purposes of fundamental policy 1c, the policy will not apply to the fund to the extent the fund may be deemed an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of fund portfolio securities in the ordinary course of pursuing its investment objectives and strategies.

For purposes of fundamental policy 1e, the fund may not lend more than 33-1/3% of its total assets, except through the purchase of debt obligations or the use of repurchase agreements.

For purposes of fundamental policy 1f, the fund may not invest more than 25% of its total assets in the securities of issuers in the same industry, unless it specifies that it intends to do so. This policy does not apply to investments in securities of the U.S. Government, its agencies or government sponsored enterprises or repurchase agreements with respect thereto.

Emerging Markets Growth Fund — Page 26

Nonfundamental policies — Under normal market conditions, the fund invests at least 80% of its net assets in developing country securities as discussed in this section (“developing country securities”). The fund invests principally in securities of issuers in countries that have securities markets designated for investment by the fund’s investment adviser (“Qualified Markets”). Exchanges or over the counter markets in which the securities are traded may be either within or outside the issuer’s domicile country, and the securities may be listed or traded in the form of American Depositary Receipts, Global Depositary Receipts, International Depositary Receipts or other types of depositary receipts. The fund may invest in securities of issuers that are not in developing countries, provided that at least 75% of such issuers’ assets are in developing countries, or such issuers derive or expect to derive at least 75% of their total revenue or profits from goods or services produced in or sales made in developing countries. The fund may invest a portion of its net assets (not to exceed 15%) in securities of issuers that are not in developing countries but that have or will have substantial assets (between 50% and 75%) in developing countries, and/or derive or expect to derive a substantial proportion (between 50% and 75%) of their total revenue or profit from goods or services produced in, or sales made in, developing countries.

The fund’s investment adviser will select Qualified Markets for primary investment by the fund taking into account, among other factors, market liquidity, the availability of information about the market and the impact of applicable government regulation, including fiscal and foreign exchange repatriation rules. As of the date of this statement of additional information, the markets in the following countries had been designated as Qualified Markets: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hong Kong, Hungary, India, Indonesia, Jordan, Kazakhstan, Malaysia, Mexico, Morocco, Pakistan, Peru, the Philippines, Poland, Qatar, Russia, Saudi Arabia, South Africa, South Korea, Sri Lanka, Taiwan, Thailand, Turkey, United Arab Emirates, and Venezuela. The list of Qualified Markets will be revised as additional markets are determined by the investment adviser to be appropriate, or as existing markets may no longer be deemed qualified for investment by the fund based on the foregoing factors. From time to time, the United States, other nations or other governmental entities could impose sanctions on a Qualified Market that limit or restrict foreign investment, the movement of assets or other economic activity. The fund may be prohibited from investing in securities issued by issuers subject to such sanctions and/or from selling or otherwise transacting in these investments.

The fund may invest up to 10% of the fund’s net assets in securities of issuers that are in a developing country but not in a Qualified Market (“nonqualified market developing country securities”) (or investment companies that invest solely in nonqualified market developing country securities).

The fund seeks a portfolio that is diversified both geographically and by industry sector. A variety of issuers are evaluated by the fund’s investment adviser in seeking diversification, and such evaluations generally focus on past performance and comparisons of the issuer with other companies in its industry or country, detailed investigation into the current operations and future plans of the issuer, and other relevant factors.

The fund will not purchase any security (other than marketable obligations of a national government or its agencies or instrumentalities) if as a result, investments in a single issuer would exceed 10% of the fund’s net assets.

The fund may invest a portion of its portfolio (not to exceed 15% of net assets) in fixed income securities of developing country governments and corporations. Such investments are considered by the fund to be developing country securities, and could involve, for example, the purchase of bonds issued at a high rate of interest in circumstances where the government of a developing country employs programs to reduce inflation, resulting in a decline in interest rates and an increase in the market value of such bonds. Fixed income instruments include “loan participations,” which involve the

Emerging Markets Growth Fund — Page 27

purchase of a “portion” of one or more loans advanced by a lender (such as a bank) to a corporate or sovereign borrower.

The fund also may invest in shares of other investment companies that invest in one or more Qualified Markets. To the extent the fund invests in other investment companies, the fund’s shareholders will bear not only their proportionate share of expenses of the fund (including operating expenses and the fees of the investment adviser), but also will bear indirectly similar expenses of the underlying investment companies.

The fund may also invest in shares of investment companies for which the investment adviser or an affiliate of the investment adviser serves as manager. The fund has received an SEC exemptive order permitting the fund to invest in Capital International Private Equity Fund IV, L.P., a global private equity fund that has been organized by the investment adviser. With respect to investments in an investment company advised by the investment adviser or an affiliate thereof, the investment adviser waives the portion of its management fees directly charged to the fund that is attributable to those investments. To do so, when calculating its management fee, the investment adviser subtracts from the fund’s net assets the value that such acquired funds use to calculate their respective management fees which are indirectly borne by the fund (e.g., commitment amount or invested cost).

Emerging Markets Growth Fund — Page 28

Management of the fund

Board of directors and officers

Independent directors1

The fund‘s nominating and governance committee and board select independent directors with a view toward constituting a board that, as a body, possesses the qualifications, skills, attributes and experience to appropriately oversee the actions of the fund‘s service providers, decide upon matters of general policy and represent the long-term interests of fund shareholders. In doing so, they consider the qualifications, skills, attributes and experience of the current board members, with a view toward maintaining a board that is diverse in viewpoint, experience, education and skills.

The fund seeks independent directors who have high ethical standards and the highest levels of integrity and commitment, who have inquiring and independent minds, mature judgment, good communication skills, and other complementary personal qualifications and skills that enable them to function effectively in the context of the fund‘s board and committee structure and who have the ability and willingness to dedicate sufficient time to effectively fulfill their duties and responsibilities.

Each independent director has a significant record of accomplishments in governance, business, not-for-profit organizations, government service, academia, law, accounting or other professions. Although no single list could identify all experience upon which the fund‘s independent directors draw in connection with their service, the following table summarizes key experience for each independent director. These references to the qualifications, attributes and skills of the directors are pursuant to the disclosure requirements of the SEC, and shall not be deemed to impose any greater responsibility or liability on any director or the board as a whole. Notwithstanding the accomplishments listed below, none of the independent directors is considered an “expert” within the meaning of the federal securities laws with respect to information in the fund‘s registration statement.

Emerging Markets Growth Fund — Page 29

Name, year of birth and position with fund (year first elected as a director2)	Principal occupation(s) during the past five years	Number of portfolios in fund complex[3] overseen by director	Other directorships[4] held by director during the past five years	Other relevant experience
Vanessa C. L. Chang, 1952 Chair of the Board (Independent and Non-Executive) (2016)	Former Director, EL & EL Investments (real estate)	22	Edison International/ Southern California Edison; Transocean Ltd. (offshore drilling contractor) Former director of Sykes Enterprises (outsourced customer engagement service provider) (until 2021)

· Service as a chief executive officer, insurance-related (claims/dispute resolution) internet company

· Senior management experience, investment banking

· Former partner, public accounting firm

· Corporate board experience

· Service on advisory and trustee boards for charitable, educational and nonprofit organizations

· Former member of the Governing Council of the Independent Directors Council

· CPA (inactive)

James G. Ellis, 1947 Director (2019)	Former Dean and Professor of Marketing, Marshall School of Business, University of Southern California	99	Advanced Merger Partners; EVe Mobility Acquisition Corp (acquisitions of companies in the electric vehicle market); J. G. Boswell (agricultural production); Mercury General Corporation	· Service as chief executive officer for multiple companies · Corporate board experience · Service on advisory and trustee boards for charitable, municipal and nonprofit organizations · MBA

Emerging Markets Growth Fund — Page 30

Name, year of birth and position with fund (year first elected as a director2)	Principal occupation(s) during the past five years	Number of portfolios in fund complex[3] overseen by director	Other directorships[4] held by director during the past five years	Other relevant experience
Jennifer C. Feikin, 1968 Director (2019)	Business Advisor; previously held positions at Google, AOL, 20th Century Fox and McKinsey & Company; Trustee, The Nature Conservancy of Utah; former Trustee, The Nature Conservancy of California; former Director, First Descents	15	Hertz Global Holdings, Inc.	· Senior corporate management experience · Corporate board experience · Business consulting experience · Service on advisory and trustee boards for charitable and nonprofit organizations · JD
Pablo R. González Guajardo, 1967 Director (2019)	CEO, Kimberly-Clark de México, SAB de CV	22

América Móvil, SAB de CV (telecommunications company); Grupo Lala, SAB de CV (dairy company); Grupo Sanborns, SAB de CV (retail stores and restaurants); Kimberly-Clark de México, SAB de CV (consumer staples)

				· Service as a chief executive officer · Senior corporate management experience · Corporate board experience · Service on advisory and trustee boards for nonprofit organizations · MBA

Emerging Markets Growth Fund — Page 31

Name, year of birth and position with fund (year first elected as a director2)	Principal occupation(s) during the past five years	Number of portfolios in fund complex[3] overseen by director	Other directorships[4] held by director during the past five years	Other relevant experience
Leslie Stone Heisz, 1961 Director (2019)	Former Managing Director, Lazard (retired, 2010); Director, Edwards Lifesciences; Trustee, Public Storage; Director, Kaiser Permanente (California public benefit corporation); former Lecturer, UCLA Anderson School of Management	15	None

· Senior corporate management experience, investment banking

· Business consulting experience

· Corporate board experience

· Service on advisory and trustee boards for charitable and nonprofit organizations

· MBA

William D. Jones, 1955 Director (2019)	Real estate developer/owner, President and CEO, CityLink Investment Corporation (acquires, develops and manages real estate ventures in urban communities) and for the former City Scene Management Company (provided commercial asset management services)	23	Biogen Inc.; Sempra Energy

· Senior investment and management experience, real estate

· Corporate board experience

· Service as director, Federal Reserve Boards of San Francisco and Los Angeles

· Service on advisory and trustee boards for charitable, educational, municipal and nonprofit organizations

· MBA

Emerging Markets Growth Fund — Page 32

Interested directors5

Interested directors have similar qualifications, skills and attributes as the independent directors. Interested directors are senior executive officers of Capital International, Inc. or its affiliates. This management role also permits them to make a significant contribution to the fund’s board.

Name, year of birth and position with fund (year first elected as a director/officer2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the fund	Number of portfolios in fund complex[3] overseen by director	Other directorships[4] held by director during the past five years
John S. Armour, 1957 Director (2019)	President and Director – Capital Group Private Client Services, Inc.*	9	None

Other officers

Name, year of birth and position with fund (year first elected as an officer2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the fund
Victor D. Kohn, 1957 President and Principal Executive Officer (1996)

Partner – Capital International Investors, Capital Research and Management Company*; Partner – Capital International Investors, Capital Bank and Trust Company*; President and Director, Capital International, Inc.

Michael W. Stockton, 1967 Executive Vice President (2021)	Senior Vice President – Fund Business Management Group, Capital Research and Management Company*

Arthur Caye, 1970 Senior Vice President (2022)	Partner – Capital International Investors, Capital International, Inc.

Eu-Gene Cheah, 1965 Senior Vice President (2019)	Partner – Capital International Investors, Capital International, Inc.
F. Chapman Taylor, 1959 Senior Vice President (2011)	Partner – Capital International Investors, Capital Research and Management Company*

Timothy W. McHale, 1978 Vice President (2016)

Senior Vice President and Senior Counsel – Fund Business Management Group, Capital Research and Management Company*; Secretary, American Funds Distributors, Inc.*; Director, American Funds Service Company*

Courtney R. Taylor, 1975 Secretary (2016)	Assistant Vice President – Fund Business Management Group, Capital Research and Management Company*

Gregory F. Niland, 1971 Treasurer (2016)	Vice President – Investment Operations, Capital Research and Management Company*

Emerging Markets Growth Fund — Page 33

Name, year of birth and position with fund (year first elected as an officer2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the fund
Susan K. Countess, 1966 Assistant Secretary (2016)	Associate – Fund Business Management Group, Capital Research and Management Company*

Sandra Chuon, 1972 Assistant Treasurer (2019)	Vice President – Investment Operations, Capital Research and Management Company*

Kyle J. Ilsley, 1980 Assistant Treasurer (2020)	Assistant Vice President – Investment Operations, Capital Research and Management Company*

* Company affiliated with Capital International, Inc.

1 The term independent director refers to a director who is not an “interested person” of the fund within the meaning of the 1940 Act.

2 Directors and officers of the fund serve until their resignation, removal or retirement.

3 "Fund complex" consists of the fund, Capital Group Private Client Services Funds,SM Capital Group U.S. Equity Fund and funds in the American Funds family of funds, all of which are managed by the investment adviser or an affiliate.

4 This includes all directorships/trusteeships (other than those in the fund or other funds managed by Capital International, Inc. or its affiliates) that are held by each director as a director/trustee of a public company or a registered investment company. Unless otherwise noted, all directorships/trusteeships are current.

5 The term interested director refers to a director who is an “interested person” of the fund within the meaning of the 1940 Act, on the basis of his or her affiliation with the fund’s investment adviser, Capital International, Inc., or affiliated entities (including the fund's principal underwriter).

The address for all directors and officers of the fund is 333 South Hope Street, 55th Floor, Los Angeles, California 90071, Attention: Secretary.

Emerging Markets Growth Fund — Page 34

Fund shares owned by independent directors as of December 31, 2021:

Name	Dollar range* of fund shares owned	Aggregate dollar range* of shares owned in all funds overseen by director in same family of investment companies
Independent directors
Vanessa C. L. Chang	None	Over $100,000
James G. Ellis	None	Over $100,000
Jennifer C. Feikin	None	$10,001-$50,000
Pablo R. González Guajardo	None	Over $100,000
Leslie Stone Heisz	None	$10,001 – $50,000
William D. Jones	None	Over $100,000

Fund shares owned by interested directors as of December 31, 2021

Name	Dollar range* of fund shares owned	Aggregate dollar range* of shares owned in all funds overseen by director in same family of investment companies

Interested directors
John S. Armour	Over $100,000	Over $100,000

* Ownership disclosure is made using the following ranges: None; $1 – $10,000; $10,001 – $50,000; $50,001 – $100,000; and Over $100,000. The amounts listed for interested directors include shares owned through The Capital Group Companies, Inc. retirement savings plan.

Emerging Markets Growth Fund — Page 35

Director compensation — No compensation is paid by the fund to any director who is a director, officer or employee of the investment adviser or its affiliates. Except for the independent directors listed in the “Board of directors and officers — Independent directors” table under the “Management of the fund” section in this statement of additional information, all other officers and directors of the fund are directors, officers or employees of the investment adviser or its affiliates. The boards of funds advised by the investment adviser typically meet either individually or jointly with the boards of one or more other such funds with substantially overlapping board membership (in each case referred to as a “board cluster”). The fund typically pays each independent director an annual retainer fee of $23,998.

Board and committee chairs receive additional fees for their services.

Independent directors also receive attendance fees for certain special joint meetings and information sessions with directors and trustees of other groupings of funds advised by the investment adviser or its affiliates. The fund and the other funds served by each independent director each pay a portion of these attendance fees.

No pension or retirement benefits are accrued as part of fund expenses.

Director compensation earned during the fiscal year ended June 30, 2022:

Name	Aggregate compensation from the fund	Total compensation from all funds in the fund complex*
Joseph C. Berenato (retired December 31, 2021)	$11,633	$231,000
Vanessa C. L. Chang	21,652	468,250
James G. Ellis	20,276	494,750
Jennifer C. Feikin	21,710	148,250
Pablo R. González Guajardo	20,621	495,500
Leslie Stone Heisz	22,085	149,500
William D. Jones	20,317	550,250

* "Fund complex" consists of the fund, Capital Group Private Client Services Funds, Capital Group U.S. Equity Fund and funds in the American Funds family of funds, all of which are managed by the investment adviser or an affiliate.

Fund organization and the board of directors — The fund, an open-end, diversified management investment company, is a corporation that was organized under Maryland law on March 10, 1986, for the purpose of investing in developing country securities. Although the board of directors has delegated day-to-day oversight to the investment adviser, all fund operations are supervised by the fund’s board of directors which meets periodically and performs duties required by applicable state and federal laws.

Under Maryland law, the business affairs of a fund are managed under the direction of the board of directors, and all powers of the fund are exercised by or under the authority of the board except as reserved to the shareholders by law or the fund’s charter or by-laws. Maryland law requires each director to perform his/her duties as a director, including his/her duties as a member of any board committee on which he/she serves, in good faith, in a manner he/she reasonably believes to be in the best interest of the fund, and with the care that an ordinarily prudent person in a like position would use under similar circumstances.

Independent board members are paid certain fees for services rendered to the fund as described above.

Emerging Markets Growth Fund — Page 36

The fund has several different classes of shares. Shares of each class represent an interest in the same investment portfolio. Each class has pro rata rights as to voting, redemption, dividends and liquidation, except that each class may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the board of directors and set forth in the fund’s rule 18f-3 Plan. Each class’ shareholders have exclusive voting rights on matters in which the interests of one class are different from interests in another class. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone. In addition, the directors have the authority to establish new funds and classes of shares, and to split or combine outstanding shares into a greater or lesser number, without shareholder approval.

The fund does not hold annual meetings of shareholders. However, significant matters that require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the fund will hold a meeting at which any member of the board could be removed by a vote of at least 75% of the votes entitled to be cast.

The fund’s articles of incorporation, as amended and restated, and by-laws, as well as separate indemnification agreements with independent directors, provide in effect that, subject to certain conditions, the fund will indemnify its officers and directors against liabilities or expenses actually and reasonably incurred by them relating to their service to the fund. However, directors are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

Leadership structure — The board’s chair is currently an independent director who is not an “interested person” of the fund within the meaning of the 1940 Act. The board has determined that an independent chair facilitates oversight and enhances the effectiveness of the board. The independent chair’s duties include, without limitation, generally presiding at meetings of the board, approving board meeting schedules and agendas, leading meetings of the independent directors in executive session, facilitating communication with committee chairs, and serving as the principal independent director contact for fund management and counsel to the independent directors and the fund.

Risk oversight — Day-to-day management of the fund, including risk management, is the responsibility of the fund’s contractual service providers, including the fund’s investment adviser, principal underwriter/distributor and transfer agent. Each of these entities is responsible for specific portions of the fund’s operations, including the processes and associated risks relating to the fund’s investments, integrity of cash movements, financial reporting, operations and compliance. The board of directors oversees the service providers’ discharge of their responsibilities, including the processes they use to manage relevant risks. In that regard, the board receives reports regarding the operations of the fund’s service providers, including risks. For example, the board receives reports from investment professionals regarding risks related to the fund’s investments and trading. The board also receives compliance reports from the fund’s and the investment adviser’s chief compliance officers addressing certain areas of risk.

Committees of the fund’s board also explore risk management procedures in particular areas and then report back to the full board. For example, the fund’s audit committee oversees the processes and certain attendant risks relating to financial reporting, valuation of fund assets, and related controls.

Not all risks that may affect the fund can be identified or processes and controls developed to eliminate or mitigate their effect. Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve the fund’s objectives. As a result of the foregoing and other factors, the ability of the fund’s service providers to eliminate or mitigate risks is subject to limitations.

Emerging Markets Growth Fund — Page 37

Committees of the board of directors — The fund has an audit committee comprised of all of the independent directors. The committee provides oversight regarding the fund’s accounting and financial reporting policies and practices, its internal controls and the internal controls of the fund’s principal service providers. The committee acts as a liaison between the fund’s independent registered public accounting firm and the full board of directors. The audit committee held five meetings during the 2022 fiscal year.

The fund has a contracts committee comprised of all of the independent directors. The committee’s principal function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the fund and its investment adviser or the investment adviser's affiliates, such as the Investment Advisory and Service Agreement, Principal Underwriting Agreement, and Administrative Services Agreement, that the fund may enter into, renew or continue, and to make its recommendations to the full board of directors on these matters. The contracts committee held one meeting during the 2022 fiscal year.

The fund has a nominating and governance committee comprised of all of the independent directors. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of directors. The committee also coordinates annual self-assessments of the board and evaluates, selects and nominates independent director candidates to the full board of directors. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the fund, addressed to the fund’s secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the committee. The nominating and governance committee held two meetings during the 2022 fiscal year.

Proxy voting procedures and principles — The fund’s investment adviser, in consultation with the fund’s board, has adopted Proxy Voting Procedures and Principles (the “Principles”) with respect to voting proxies of securities held by the fund and other funds advised by the investment adviser or its affiliates. The complete text of these principles is available at capitalgroup.com. Proxies are voted by a committee of the appropriate equity investment division of the investment adviser under authority delegated by the funds’ boards. The boards of the fund and American Funds have established a Joint Proxy Committee (“JPC”) composed of independent board members from the fund and each American Funds board. The JPC’s role is to facilitate appropriate oversight of the proxy voting process and provide valuable input on corporate governance and related matters.

The Principles provide an important framework for analysis and decision-making by all funds. However, they are not exhaustive and do not address all potential issues. The Principles provide a certain amount of flexibility so that all relevant facts and circumstances can be considered in connection with every vote. As a result, each proxy received is voted on a case-by-case basis considering the specific circumstances of each proposal. The voting process reflects the funds’ understanding of the company’s business, its management and its relationship with shareholders over time. In all cases, the investment objectives and policies of the funds managed by the investment adviser remain the focus.

The investment adviser seeks to vote all U.S. proxies; however, in certain circumstances it may be impracticable or impossible to do so. Proxies for companies outside the U.S. also are voted, provided there is sufficient time and information available. Certain regulators have granted investment limit relief to the investment adviser and its affiliates, conditioned upon limiting its voting power to specific voting ceilings. To comply with these voting ceilings, the investment adviser will scale back its votes across all funds and clients on a pro-rata basis based on assets.

Emerging Markets Growth Fund — Page 38

After a proxy statement is received, the investment adviser’s stewardship and engagement team prepares a summary of the proposals contained in the proxy statement. A notation of any potential conflicts of interest also is included in the summary (see below for a description of the investment adviser’s special review procedures).

For proxies of securities managed by a particular equity investment division of the investment adviser, the initial voting recommendation is made either by one or more of the division’s investment analysts familiar with the company and industry or, for routine matters, by a member of the investment adviser’s stewardship and engagement team and reviewed by the applicable analyst(s). Depending on the vote, a second recommendation may be made by a proxy coordinator (an investment analyst or other individual with experience in corporate governance and proxy voting matters) within the appropriate investment division, based on knowledge of these Principles and familiarity with proxy-related issues. The proxy summary and voting recommendations are made available to the proxy voting committee of the applicable investment division for a final voting decision. In cases where a fund is co-managed and a security is held by more than one of the investment adviser’s equity investment divisions, the divisions may develop different voting recommendations for individual ballot proposals. If this occurs, and if permitted by local market conventions, the fund’s position will generally be voted proportionally by divisional holding, according to their respective decisions. Otherwise, the outcome will be determined by the equity investment division or divisions with the larger position in the security as of the record date for the shareholder meeting.

In addition to its proprietary proxy voting, governance and executive compensation research, the investment adviser may utilize research provided by Institutional Shareholder Services, Glass-Lewis & Co. or other third-party advisory firms on a case-by-case basis. It does not, as a policy, follow the voting recommendations provided by these firms. It periodically assesses the information provided by the advisory firms and reports to the JPC, as appropriate.

From time to time the investment adviser may vote proxies issued by, or on proposals sponsored or publicly supported by (a) a client with substantial assets managed by the investment adviser or its affiliates, (b) an entity with a significant business relationship with The Capital Group Companies, Inc. or its affiliates, or (c) a company with a director of an American Fund on its board (each referred to as an “Interested Party”). Other persons or entities may also be deemed an Interested Party if facts or circumstances appear to give rise to a potential conflict. The investment adviser analyzes these proxies and proposals on their merits and does not consider these relationships when casting its vote.

The investment adviser has developed procedures to identify and address instances where a vote could appear to be influenced by such a relationship. Under the procedures, prior to a final vote being cast by the investment adviser, the relevant proxy committees’ voting results for proxies issued by Interested Parties are reviewed by a Special Review Committee (“SRC”) of the investment division voting the proxy if the vote was in favor of the Interested Party.

If a potential conflict is identified according to the procedure above, the SRC will be provided with a summary of any relevant communications with the Interested Party, the rationale for the voting decision, information on the organization’s relationship with the Interested Party and any other pertinent information. If the SRC determines, based on the information provided, that a conflict of interest could affect the investment adviser’s best judgement as a fiduciary, the SRC will take appropriate steps to address the conflict of interest including, if appropriate, engaging an independent, third-party fiduciary to vote the proxy. The SRC includes senior investment professionals and legal and compliance professionals.

Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available on or about September 1 of such year (a) without

Emerging Markets Growth Fund — Page 39

charge, upon request by calling American Funds Service Company at (800) 421-4225 and (b) on the SEC’s website at sec.gov.

The following summary sets forth the general positions of the fund, American Funds, American Funds Insurance Series and the investment adviser on various proposals. A copy of the full Principles is available upon request, free of charge, by calling American Funds Service Company.

Director matters — The election of a company’s slate of nominees for director generally is supported. Votes may be withheld for some or all of the nominees if this is determined to be in the best interest of shareholders or if, in the opinion of the investment adviser, such nominee has not fulfilled his or her fiduciary duty. In making this determination, the investment adviser considers, among other things, a nominee’s potential conflicts of interest, track record in shareholder protection and value creation as well as their capacity for full engagement on board matters. The investment adviser generally supports diversity of experience among board members, and the separation of the chairman and CEO positions.

Governance provisions — Typically, proposals to declassify a board (elect all directors annually) are supported based on the belief that this increases the directors’ sense of accountability to shareholders. Proposals for cumulative voting generally are supported in order to promote management and board accountability and an opportunity for leadership change. Proposals designed to make director elections more meaningful, either by requiring a majority vote or by requiring any director receiving more withhold votes than affirmative votes to tender his or her resignation, generally are supported.

Shareholder rights — Proposals to repeal an existing poison pill generally are supported. (There may be certain circumstances, however, when a proxy voting committee of a fund or an investment division of the investment adviser believes that a company needs to maintain anti-takeover protection.) Proposals to eliminate the right of shareholders to act by written consent or to take away a shareholder’s right to call a special meeting typically are not supported.

Compensation and benefit plans — Option plans are complicated, and many factors are considered in evaluating a plan. Each plan is evaluated based on protecting shareholder interests and a knowledge of the company and its management. Considerations include the pricing (or repricing) of options awarded under the plan and the impact of dilution on existing shareholders from past and future equity awards. Compensation packages should be structured to attract, motivate and retain existing employees and qualified directors; however, they should not be excessive.

Routine matters — The ratification of auditors, procedural matters relating to the annual meeting and changes to company name are examples of items considered routine. Such items generally are voted in favor of management’s recommendations unless circumstances indicate otherwise.

“ESG” shareholder proposals — The investment adviser believes environmental and social issues present investment risks and opportunities that can shape a company’s long-term financial sustainability. Shareholder proposals, including those relating to social and environmental issues, are evaluated in terms of their materiality to the company and its ability to generate long-term value in light of the company’s specific operating context. The investment adviser generally supports transparency and standardized disclosure, particularly that which leverages existing regulatory reporting or industry best practices. With respect to environmental matters, this includes disclosures aligned with the recommendations of the Task Force on Climate-related Financial Disclosures (TCFD) and the standards set forth by the Sustainability Accounting Standards Board (SASB), and sustainability reports more generally.

Emerging Markets Growth Fund — Page 40

With respect to social matters, the investment adviser expects companies to be able to articulate a strategy or plan to advance diversity and equity within the workforce, including the company’s management and board, subject to local norms and expectations. To that end, disclosure of data relating to workforce diversity and equity that is consistent with broadly applicable standards is generally supported.

Principal fund shareholders — The following table identifies those investors who own of record, or are known by the fund to own beneficially, 5% or more of any class of its shares as of the opening of business on August 2, 2022.

NAME AND ADDRESS	OWNERSHIP	OWNERSHIP PERCENTAGE
CAPITAL GROUP PRIVATE CLIENT SERVICES ACCOUNT IRVINE CA	RECORD	CLASS F-3	84.56%
		CLASS M	10.21

STATE FARM MUTUAL AUTOMOBILE INSURANCE COMPANY INVESTMENT ACCOUNT & RETIREMENT TRUST BLOOMINGTON IL	RECORD[1] BENEFICIAL[2]	CLASS M	62.62

CAPITAL GROUP COMPANIES, INC. RETIREMENT PLAN LOS ANGELES CA	RECORD	CLASS M	6.40

CAPITAL RESEARCH & MANAGEMENT CO. CORPORATE ACCOUNT LOS ANGELES CA	RECORD	CLASS R-6	99.03

1 Shareholders of record:

State Farm Employee Retirement Trust, 40.87%

State Farm Mutual Automobile Insurance Company, 21.75%

2 State Farm, which is an insurance company organized under the laws of Illinois, has authority to vote for the above accounts, which combined represent more than 25% of the fund’s voting securities. State Farm is therefore considered a control person of the fund. In the event a shareholder vote is required, State Farm could control the vote, depending on its ownership interest at the time.

As of August 2, 2022, the officers and directors of the fund, as a group, owned beneficially or of record 1.80% of the outstanding shares of the fund, including amounts held through The Capital Group Companies, Inc. retirement savings plan.

Emerging Markets Growth Fund — Page 41

Investment adviser — Capital International, Inc., the fund’s investment adviser, is located at 333 South Hope Street, Los Angeles, California 90071-1406 and 6455 Irvine Center Drive, Irvine, California 92618-4518. The investment adviser was organized under the laws of California in 1987 and is registered with the SEC under the Investment Advisers Act of 1940. It is a wholly owned subsidiary of The Capital Group Companies, Inc., a holding company for several investment management subsidiaries. The investment adviser, which is deemed under the Commodity Exchange Act (the “CEA”) to be the operator of the fund, has claimed an exclusion from the definition of the term commodity pool operator under the CEA with respect to the fund and therefore, is not subject to registration or regulation as such under the CEA with respect to the fund.

The investment adviser has full access to the research of its investment management affiliates. The investment management and research staffs of the investment adviser and its affiliates operate from various offices, including Geneva, Hong Kong, London, Los Angeles, Mumbai, New York, San Francisco, Singapore, Tokyo, Toronto, and Washington D.C. The investment adviser and its affiliates gather extensive information on emerging securities markets and potential investments through a number of sources, including investigations of the operations of particular issuers and personal discussions with their management.

Capital International, Inc. and its affiliates manage equity assets through three equity investment groups and fixed income assets through a fixed income investment group, Capital Fixed Income Investors. The three equity investment groups — Capital World Investors, Capital Research Global Investors and Capital International Investors — make investment decisions independently of one another. Investment professionals within Capital International Investors manage the assets of the fund.

The investment adviser has adopted policies and procedures that address issues that may arise as a result of an investment professional’s management of the fund and other funds and accounts. Potential issues could involve allocation of investment opportunities and trades among funds and accounts, personal investing activities, use of information regarding the timing of fund trades, investment professional compensation and voting relating to portfolio securities. The investment adviser believes that its policies and procedures are reasonably designed to address these issues.

Compensation of investment professionals — As described in the prospectus, the investment adviser uses a system of multiple portfolio managers in managing fund assets. In addition, the investment analysts may make investment decisions with respect to a portion of the fund's portfolio within their research coverage.

Portfolio managers and investment analysts are paid competitive salaries by Capital International, Inc. In addition, they may receive bonuses based on their individual portfolio results. Investment professionals also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing plans will vary depending on the individual’s portfolio results, contributions to the organization and other factors.

To encourage a long-term focus, bonuses based on investment results are calculated by comparing pretax total investment returns to relevant benchmarks over the most recent one-, three-, five- and eight-year periods, with increasing weight placed on each succeeding measurement period. For portfolio managers, benchmarks may include measures of the marketplaces in which the fund invests and measures of the results of comparable mutual funds or consultant universe measures of comparable institutional accounts. For investment analysts, benchmarks may include relevant market measures and appropriate industry or sector indexes reflecting their areas of expertise. Capital International, Inc. makes periodic subjective assessments of analysts’ contributions to the investment process and this is an element of their overall compensation. The investment results of the fund’s portfolio managers may be measured against one or more benchmarks, depending on his or her investment focus, such as MSCI Emerging Market Investable Market Index NET and a custom average

Emerging Markets Growth Fund — Page 42

consisting of funds that disclose investment objectives and strategies comparable to those of the fund. From time to time, Capital International, Inc. may adjust or customize these benchmarks to better reflect the universe of comparably managed funds or accounts of competitive investment management firms.

Portfolio manager fund holdings and other managed accounts — As described below, portfolio managers may personally own shares of the fund. In addition, portfolio managers may manage portions of other mutual funds or accounts advised by Capital International, Inc. or its affiliates.

The following table reflects information as of June 30, 2022:

Portfolio manager	Dollar range of fund shares owned[1]	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICs in billions)[2]		Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVs in billions)[2]		Number of other accounts for which portfolio manager is a manager (assets of other accounts in billions) [2,3]
Victor D. Kohn	Over $1,000,000	1	$2.2	3	$2.20	None
Arthur Caye	$100,001 – $500,000	None		2	$0.83	None
Eu-Gene Cheah	$100,001 – $500,000	3	$1.0	8	$6.36	205[4]	$19.87
F. Chapman Taylor	Over $1,000,000	1	$2.2	3	$2.20	3[5]	$0.42

1 Ownership disclosure is made using the following ranges: None; $1 – $10,000; $10,001 – $50,000; $50,001 – $100,000; $100,001 – $500,000; $500,001 – $1,000,000; and Over $1,000,000. The amounts listed include shares owned through The Capital Group Companies, Inc. retirement savings plan.

2 Indicates other RIC(s), PIV(s) and other accounts for which the portfolio manager also has significant day to day management responsibilities. Assets noted are the total net assets of the RIC(s), PIV(s) and other accounts and are not the total assets managed by the individual, which is a substantially lower amount. None of RIC(s), PIV(s) or other accounts has an advisory fee that is based on performance unless otherwise noted.

3 Personal brokerage accounts of portfolio managers and their families are not reflected. Assets noted are the total net assets of the accounts and are not the total assets managed by the individual, which is a substantially lower amount.

4 The advisory fee of three of these accounts (representing $2.68 billion in total assets) is based partially on their investment results.

5 The advisory fee of one of these accounts (representing $0.20 billion in total assets) is based partially on its investment results.

Emerging Markets Growth Fund — Page 43

Investment Advisory and Service Agreement — The Investment Advisory and Service Agreement (the “Agreement”) between the fund and the investment adviser will continue in effect until July 31, 2023, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the board of directors, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (b) the vote of a majority of directors who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, in accordance with applicable laws and regulations. The Agreement provides that the investment adviser has no liability to the fund for its acts or omissions in the performance of its obligations or duties to the fund not involving willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days’ written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).

Under the Agreement, the investment adviser makes investment decisions and supervises the acquisition and disposition of securities by the fund, all in accordance with the fund’s investment objective and policies and under the general supervision of the fund’s board of directors. In addition, the investment adviser provides information to the fund’s board of directors to assist the board in identifying and selecting qualified markets. The investment adviser also provides and pays the compensation and travel expenses of the fund’s officers and directors of the fund who are affiliated with the investment adviser; maintains or causes to be maintained for the fund all required books and records, and furnishes or causes to be furnished all required reports or other information (to the extent such books, records, reports and other information are not maintained or furnished by the fund’s custodian or other agents); determines the net asset value of the fund’s shares as required; and supplies the fund with office space. The fund pays all of its expenses of operation including, without limitation, custodian, stock transfer and dividend disbursing fees and expenses; costs of preparing, printing and mailing reports, prospectuses, proxy statements and notices to its shareholders; taxes; expenses of the issuance, sale or repurchase of shares (including registration and qualification expenses); legal and auditing fees and expenses and fees of legal representatives; compensation fees and expenses (including travel expenses) of directors of the fund who are not affiliated with the investment adviser; and costs of insurance, including any directors and officers liability insurance and fidelity bonding, and any extraordinary expenses, including litigation costs.

Under the Agreement, the investment adviser receives a management fee based on the following annualized rates and daily net asset levels:

Rate	Net asset level
	In excess of	Up to
0.618%	$ 0	$15,000,000,000
0.540	15,000,000,000	20,000,000,000
0.520	20,000,000,000

Management fees are paid monthly and accrued daily.

For the fiscal years ended June 30, 2022, 2021 and 2020, the investment adviser earned from the fund management fees of $14,554,000, $15,827,000 and $14,619,000, respectively.

Emerging Markets Growth Fund — Page 44

Administrative services — The investment adviser and its affiliates provide certain administrative services for shareholders of the fund’s Class F-3 and R-6 shares. Administrative services are provided by the investment adviser and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders.

These services are provided pursuant to an Administrative Services Agreement (the “Administrative Agreement”) between the fund and the investment adviser relating to the fund’s Class F-3 and R-6 shares. The Administrative Agreement will continue in effect until July 31, 2023, unless sooner renewed or terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved by the vote of a majority of the members of the fund’s board who are not parties to the Administrative Agreement or interested persons (as defined in the 1940 Act) of any such party. The fund may terminate the Administrative Agreement at any time by vote of a majority of independent board members. The investment adviser has the right to terminate the Administrative Agreement upon 60 days’ written notice to the fund. The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).

The Administrative Agreement between the fund and the investment adviser provides the fund the ability to charge an administrative services fee of .05% for the fund’s Class F-3 and R-6 shares. The investment adviser receives an administrative services fee at the annual rate of .03% of the average daily net assets of the fund attributable to Class F-3 and R-6 shares (which could be increased as noted above) for its provision of administrative services. Administrative services fees are paid monthly and accrued daily.

During the 2022 fiscal year, administrative services fees were:

Administrative services fee
Class M	$ —
Class F-3	27,000
Class R-6	—*

* Amount less than $1,000.

Principal Underwriter — American Funds Distributors, Inc. (the “Principal Underwriter”) is the principal underwriter of the fund’s shares. However, it does not receive any revenue from any sales of the fund’s shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071; 6455 Irvine Center Drive, Irvine, CA 92618; 3500 Wiseman Boulevard, San Antonio, TX 78251; and 12811 North Meridian Street, Carmel, IN 46032.

The Principal Underwriter does not receive any compensation related to the sale of shares of the fund.

Emerging Markets Growth Fund — Page 45

Execution of portfolio transactions

The investment adviser places orders with broker-dealers for the fund’s portfolio transactions. Purchases and sales of equity securities on a securities exchange or an over-the-counter market are effected through broker-dealers who receive commissions for their services. Generally, commissions relating to securities traded on foreign exchanges will be higher than commissions relating to securities traded on U.S. exchanges and may not be subject to negotiation. Equity securities may also be purchased from underwriters at prices that include underwriting fees. Purchases and sales of fixed income securities are generally made with an issuer or a primary market maker acting as principal with no stated brokerage commission. The price paid to an underwriter for fixed income securities includes underwriting fees. Prices for fixed income securities in secondary trades usually include undisclosed compensation to the market maker reflecting the spread between the bid and ask prices for the securities.

In selecting broker-dealers, the investment adviser strives to obtain “best execution” (the most favorable total price reasonably attainable under the circumstances) for the fund’s portfolio transactions, taking into account a variety of factors. These factors include the size and type of transaction, the nature and character of the markets for the security to be purchased or sold, the cost, quality, likely speed and reliability of execution and settlement, the broker-dealer’s or execution venue’s ability to offer liquidity and anonymity and the trade-off between market impact and opportunity costs. The investment adviser considers these factors, which involve qualitative judgments, when selecting broker-dealers and execution venues for fund portfolio transactions. The investment adviser views best execution as a process that should be evaluated over time as part of an overall relationship with particular broker-dealer firms. The investment adviser and its affiliates negotiate commission rates with broker-dealers based on what they believe is reasonably necessary to obtain best execution. They seek, on an ongoing basis, to determine what the reasonable levels of commission rates for execution services are in the marketplace, taking various considerations into account, including the extent to which a broker-dealer has put its own capital at risk, historical commission rates and commission rates that other institutional investors are paying. The fund does not consider the investment adviser as having an obligation to obtain the lowest commission rate available for a portfolio transaction to the exclusion of price, service and qualitative considerations. Brokerage commissions are only a small part of total execution costs and other factors, such as market impact and speed of execution, contribute significantly to overall transaction costs.

The investment adviser may execute portfolio transactions with broker-dealers who provide certain brokerage and/or investment research services to it but only when in the investment adviser’s judgment the broker-dealer is capable of providing best execution for that transaction. The investment adviser makes decisions for procurement of research separately and distinctly from decisions on the choice of brokerage and execution services. The receipt of these research services permits the investment adviser to supplement its own research and analysis and makes available the views of, and information from, individuals and the research staffs of other firms. Such views and information may be provided in the form of written reports, telephone contacts and meetings with securities analysts. These services may include, among other things, reports and other communications with respect to individual companies, industries, countries and regions, economic, political and legal developments, as well as scheduling meetings with corporate executives and seminars and conferences related to relevant subject matters. Research services that the investment adviser receives from broker-dealers may be used by the investment adviser in servicing the fund and other funds and accounts that it advises; however, not all such services will necessarily benefit the fund.

The investment adviser bears the cost of all third-party investment research services for all client accounts it advises. However, in order to compensate certain U.S. broker-dealers for research consumed, and valued, by the investment adviser’s investment professionals, the investment adviser continues to operate a limited commission sharing arrangement with commissions on equity trades for certain registered investment companies it advises. The investment adviser voluntarily reimburses such

Emerging Markets Growth Fund — Page 46

registered investment companies for all amounts collected into the commission sharing arrangement. In order to operate the commission sharing arrangement, the investment adviser may cause such registered investment companies to pay commissions in excess of what other broker-dealers might have charged for certain portfolio transactions in recognition of brokerage and/or investment research services. In this regard, the investment adviser has adopted a brokerage allocation procedure consistent with the requirements of Section 28(e) of the Securities Exchange Act of 1934. Section 28(e) permits the investment adviser and its affiliates to cause an account to pay a higher commission to a broker-dealer to compensate the broker-dealer or another service provider for certain brokerage and/or investment research services provided to the investment adviser and its affiliates, if the investment adviser and each affiliate makes a good faith determination that such commissions are reasonable in relation to the value of the services provided by such broker-dealer to the investment adviser and its affiliates in terms of that particular transaction or the investment adviser’s overall responsibility to the fund and other accounts that it advises. Certain brokerage and/or investment research services may not necessarily benefit all accounts paying commissions to each such broker-dealer; therefore, the investment adviser and its affiliates assess the reasonableness of commissions in light of the total brokerage and investment research services provided to the investment adviser and its affiliates. Further, investment research services may be used by all investment associates of the investment adviser and its affiliates, regardless of whether they advise accounts with trading activity that generates eligible commissions.

In accordance with their internal brokerage allocation procedure, the investment adviser and its affiliates periodically assess the brokerage and investment research services provided by each broker-dealer and each other service provider from which they receive such services. As part of its ongoing relationships, the investment adviser and its affiliates routinely meet with firms to discuss the level and quality of the brokerage and research services provided, as well as the value and cost of such services. In valuing the brokerage and investment research services the investment adviser and its affiliates receive from broker-dealers and other research providers in connection with its good faith determination of reasonableness, the investment adviser and its affiliates take various factors into consideration, including the quantity, quality and usefulness of the services to the investment adviser and its affiliates. Based on this information and applying their judgment, the investment adviser and its affiliates set an annual research budget.

Research analysts and portfolio managers periodically participate in a research poll to determine the usefulness and value of the research provided by individual broker-dealers and research providers. Based on the results of this research poll, the investment adviser and its affiliates may, through commission sharing arrangements with certain broker-dealers, direct a portion of commissions paid to a broker-dealer by the fund and other registered investment companies managed by the investment adviser or its affiliates to be used to compensate the broker-dealer and/or other research providers for research services they provide. While the investment adviser and its affiliates may negotiate commission rates and enter into commission sharing arrangements with certain broker-dealers with the expectation that such broker-dealers will be providing brokerage and research services, none of the investment adviser, any of its affiliates or any of their clients incurs any obligation to any broker-dealer to pay for research by generating trading commissions. The investment adviser and its affiliates negotiate prices for certain research that may be paid through commission sharing arrangements or by themselves with cash.

When executing portfolio transactions in the same equity security for the funds and accounts, or portions of funds and accounts, over which the investment adviser, through its equity investment divisions, has investment discretion, each investment division within the adviser and its affiliates normally aggregates its respective purchases or sales and executes them as part of the same transaction or series of transactions. When executing portfolio transactions in the same fixed income security for the fund and the other funds or accounts over which it or one of its affiliated companies has investment discretion, the investment adviser normally aggregates such purchases or sales and executes them as part of the same transaction or series of transactions. The objective of aggregating

Emerging Markets Growth Fund — Page 47

purchases and sales of a security is to allocate executions in an equitable manner among the funds and other accounts that have concurrently authorized a transaction in such security. The investment adviser and its affiliates serve as investment adviser for certain accounts that are designed to be substantially similar to another account. This type of account will often generate a large number of relatively small trades when it is rebalanced to its reference fund due to differing cash flows or when the account is initially started up. The investment adviser may not aggregate program trades or electronic list trades executed as part of this process. Non-aggregated trades performed for these accounts will be allocated entirely to that account. This is done only when the investment adviser believes doing so will not have a material impact on the price or quality of other transactions.

An affiliate of the investment adviser currently owns an interest in IEX Group and Luminex Trading and Analytics. The investment adviser may place orders on these or other exchanges or alternative trading systems in which it, or one of its affiliates, has an ownership interest, provided such ownership interest is less than five percent of the total ownership interests in the entity. The investment adviser is subject to the same best execution obligations when trading on any such exchange or alternative trading system.

Purchase and sale transactions may be effected directly among and between certain funds or accounts advised by the investment adviser or its affiliates, including the fund. The investment adviser maintains cross-trade policies and procedures and places a cross-trade only when such a trade is in the best interest of all participating clients and is not prohibited by the participating funds’ or accounts’ investment management agreement or applicable law.

The investment adviser may place orders for the fund’s portfolio transactions with broker-dealers who have sold shares of the funds managed by the investment adviser or its affiliated companies; however, it does not consider whether a broker-dealer has sold shares of the funds managed by the investment adviser or its affiliated companies when placing any such orders for the fund’s portfolio transactions.

Purchases and sales of futures contracts for the fund will be effected through executing brokers and FCMs that specialize in the types of futures contracts that the fund expects to hold. The investment adviser will use reasonable efforts to choose executing brokers and FCMs capable of providing the services necessary to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations. The investment adviser will monitor the executing brokers and FCMs used for purchases and sales of futures contracts for their ability to execute trades based on many factors, such as the sizes of the orders, the difficulty of executions, the operational facilities of the firm involved and other factors.

Forward currency contracts are traded directly between currency traders (usually large commercial banks) and their customers. The cost to the fund of engaging in such contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because such contracts are entered into on a principal basis, their prices usually include undisclosed compensation to the market maker reflecting the spread between the bid and ask prices for the contracts. The fund may incur additional fees in connection with the purchase or sale of certain contracts.

Brokerage commissions (net of any reimbursements described below) borne by the fund for the fiscal years ended June 30, 2022, 2021 and 2020 amounted to $1,196,000, $1,054,000 and $1,131,000, respectively. Beginning January 1, 2019, the investment adviser is reimbursing the fund for all amounts collected into the commission sharing arrangement. For the fiscal years ended June 30, 2022, 2021 and 2020, the investment adviser reimbursed the fund $15,000, $9,000 and $22,000, respectively, for commissions paid to broker-dealers through a commission sharing arrangement to compensate such broker-dealers for research services. Increases (or decreases) in the dollar amount of brokerage commissions borne by the fund over the last three fiscal years resulted from increases (or decreases) in

Emerging Markets Growth Fund — Page 48

the volume of trading activity and/or the amount of commissions used to pay for research services through a commission sharing arrangement.

The fund is required to disclose information regarding investments in the securities of its “regular” broker-dealers (or parent companies of its regular broker-dealers) that derive more than 15% of their revenue from broker-dealer, underwriter or investment adviser activities. A regular broker-dealer is (a) one of the 10 broker-dealers that received from the fund the largest amount of brokerage commissions by participating, directly or indirectly, in the fund’s portfolio transactions during the fund’s most recently completed fiscal year; (b) one of the 10 broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions of the fund during the fund’s most recently completed fiscal year; or (c) one of the 10 broker-dealers that sold the largest amount of securities of the fund during the fund’s most recently completed fiscal year.

At the end of the fund’s most recent fiscal year, the fund did not hold securities of any of its regular broker-dealers.

Emerging Markets Growth Fund — Page 49

Disclosure of portfolio holdings

The investment adviser, on behalf of the fund, has adopted policies and procedures with respect to the disclosure of information about the fund’s portfolio holdings. These policies and procedures have been reviewed by the fund’s board of directors and compliance will be periodically assessed by the board in connection with reporting from the fund’s Chief Compliance Officer.

Under these policies and procedures, the fund’s complete list of portfolio holdings available for public disclosure, dated as of the end of each calendar quarter, is permitted to be posted on the fund’s website no earlier than the 10th day after such calendar quarter. In practice, the publicly disclosed portfolio is typically posted on the website within 30 days after the end of the calendar quarter. The publicly disclosed portfolio may exclude certain securities when deemed to be in the best interest of the fund as permitted by applicable regulations. In addition, summary reports containing information regarding the fund’s twenty largest equity holdings, dated as of the end of each calendar month, will be made available to all institutional shareholders no earlier than the tenth business day after the end of each month. Additionally, the fund’s complete list of portfolio holdings, dated as of the end of each calendar month, will be provided to shareholders and their respective service providers, upon their request, no earlier than the tenth business day after the end of such month. Shareholders may access this information on a website maintained by the fund’s transfer agent through a secure login, or they may request this information from the investment adviser. This information, however, may be disclosed earlier to affiliated persons of the fund (including the fund’s board members and officers, and certain personnel of the investment adviser and its affiliates) and certain service providers (such as the fund’s custodian and outside counsel) for legitimate business and oversight purposes.

Certain intermediaries are provided additional information about the fund’s management team, including information on the fund’s portfolio securities they have selected. This information is provided to larger intermediaries that require the information to make the fund available for investment on the firm’s platform. Intermediaries receiving the information are required to keep it confidential and use it only to analyze the fund.

Affiliated persons of the fund as described above who receive portfolio holding information are subject to restrictions and limitations on the use and handling of such information pursuant to a code of ethics, including requirements to maintain the confidentiality of such information, pre-clear securities trades and report securities transactions activity, as applicable. Third-party service providers of the fund receiving such information are subject to confidentiality obligations and obligations that would prohibit them from trading in securities based on such information.

Neither the fund nor the investment adviser or any of their affiliates receives compensation or other consideration in connection with the disclosure of information about portfolio holdings. Additionally, other than the persons described above, the fund’s portfolio holding information will not be disclosed to any person until such information is publicly filed with the SEC in a filing that is required to include such information.

The investment adviser’s executive officers are authorized to disclose the fund’s portfolio holdings, and the authority to establish policies with respect to such disclosures resides with the investment adviser. In exercising its authority, the investment adviser determines whether disclosure of information about the fund’s portfolio holdings is appropriate and in the best interest of the fund’s shareholders. The investment adviser has implemented policies and procedures to address conflicts of interest that may arise from the disclosure of the fund’s holdings. For example, the investment adviser’s code of ethics specifically requires, among other things, the safeguarding of information about the fund’s holdings and contains prohibitions designed to prevent the personal use of confidential, proprietary investment information in a way that would conflict with the fund’s portfolio transactions. In addition, the investment adviser believes that its current policy of not selling portfolio holdings information and not

Emerging Markets Growth Fund — Page 50

disclosing such information to any party (other than the persons described above, such as the fund’s shareholders and certain service providers) until such information is disclosed in a publicly available filing with the SEC, helps reduce potential conflicts of interest between the fund’s shareholders and the investment adviser and its affiliates.

The fund’s investment adviser and its affiliates provide investment advice to clients other than the fund that have investment objectives that may be substantially similar to those of the fund. These clients also may have portfolios consisting of holdings substantially similar to those of the fund and generally have access to current portfolio holdings information for their accounts. These clients do not owe the fund’s investment adviser or the fund a duty of confidentiality with respect to disclosure of their portfolio holdings.

Emerging Markets Growth Fund — Page 51

Price of shares

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received by the fund or the Transfer Agent provided that your request contains all information and legal documentation necessary to process the transaction. At its discretion, the Transfer Agent may accept orders for the sale of fund shares on a future date provided that the orders are in writing and the request contains all information and legal documentation necessary to process the transaction.

The offering or net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers or their authorized designees, accepted by the Principal Underwriter, the Transfer Agent, a dealer or any of their designees. In the case of orders sent directly to the fund or the Transfer Agent, an investment dealer should be indicated. The dealer is responsible for promptly transmitting purchase and sell orders to the Principal Underwriter.

Prices listed do not always indicate prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day’s closing price, while purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share, which is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. If the New York Stock Exchange makes a scheduled (e.g. the day after Thanksgiving) or an unscheduled close prior to 4 p.m. New York time, the net asset value of the fund will be determined at approximately the time the New York Stock Exchange closes on that day. If on such a day market quotations and prices from third-party pricing services are not based as of the time of the early close of the New York Stock Exchange but are as of a later time (up to approximately 4 p.m. New York time), for example because the market remains open after the close of the New York Stock Exchange, those later market quotations and prices will be used in determining the fund’s net asset value.

Orders in good order received after the New York Stock Exchange closes (scheduled or unscheduled) will be processed at the net asset value (plus any applicable sales charge) calculated on the following business day. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year’s Day; Martin Luther King Jr. Day; Presidents’ Day; Good Friday; Memorial Day; Juneteenth National Independence Day; Independence Day; Labor Day; Thanksgiving Day; and Christmas Day. Each share class of the fund has a separately calculated net asset value (and share price).

Orders received by the investment dealer or authorized designee, the Transfer Agent or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Note that investment dealers or other intermediaries may have their own rules about share transactions and may have earlier cut-off times than those of the fund. For more information about how to purchase through your intermediary, contact your intermediary directly.

All portfolio securities of the fund are valued, and the net asset values per share are determined, as indicated below. The fund follows standard industry practice by typically reflecting changes in its holdings of portfolio securities on the first business day following a portfolio trade.

Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Emerging Markets Growth Fund — Page 52

Fixed income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. The pricing vendors base bond prices on, among other things, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance, and other reference data. Certain checks on these prices are performed prior to calculation of the fund’s net asset value. When the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed income and equity characteristics (e.g. convertible bonds, preferred stocks, units comprised of more than one type of security, etc.), or equity securities traded principally among fixed income dealers, are generally valued in the manner described above for either equity or fixed income securities, depending on which method is deemed most appropriate by the investment adviser.

Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

Futures contracts are generally valued at the official settlement price of, or the last reported sale price on, the principal exchange or market on which such instruments are traded, as of the close of business on the day the contracts are being valued or, lacking any sales, at the last available bid price.

Swaps, including both interest rate swaps and positions in credit default swap indices, are valued using market quotations or valuations provided by one or more pricing vendors.

Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the fund’s board of directors. Subject to board oversight, the fund’s board has delegated authority to the fund’s investment adviser to make fair valuation determinations, which are directed by a valuation committee established by the fund‘s investment adviser. The audit committee receives regular reports describing fair value determinations and methods.

The investment adviser’s valuation committee has adopted guidelines and procedures (consistent with SEC rules and guidance) to consider certain relevant principles and factors when making all fair value determinations. As a general principle, securities lacking readily available market quotations, or that have quotations that are considered unreliable by the investment adviser, are valued in good faith by the valuation committee based upon what the fund might reasonably expect to receive upon their current sale. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred. The valuation committee considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security and changes in overall market conditions. The valuation

Emerging Markets Growth Fund — Page 53

committee employs additional fair value procedures to address issues related to the fund’s equity holdings outside the United States. These securities trade in markets that open and close at different times, reflecting time zone differences. If significant events occur after the close of a market (and before the fund’s net asset value is next determined) which affect the value of portfolio securities, appropriate adjustments from closing market prices may be made to reflect these events. Events of this type could include, for example, earthquakes and other natural disasters or significant price changes in other markets (e.g., U.S. stock markets).

Each class of shares represents interests in the same portfolio of investments and is identical in all respects to each other class, except for differences relating to distribution, service and other charges and expenses, certain voting rights, differences relating to eligible investors and the designation of each class of shares. Expenses attributable to the fund, but not to a particular class of shares, are borne by each class pro rata based on relative aggregate net assets of the classes. Expenses directly attributable to a class of shares are borne by that class of shares. Liabilities attributable to particular share classes, such as liabilities for repurchase of fund shares, are deducted from total assets attributable to such share classes.

Net assets so obtained for each share class are then divided by the total number of shares outstanding of that share class, and the result, rounded to the nearest cent, is the net asset value per share for that class.

Emerging Markets Growth Fund — Page 54

Capital stock

As of June 30, 2022, the fund had 237,845,685 shares of common stock issued and outstanding. Shares of the fund are fully paid and non-assessable. All shares of the fund are equal as to earnings, assets and voting privileges. In the event of liquidation, each share is entitled to its proportion of the fund’s assets after debts and expenses. There are no cumulative voting rights for the election of directors. The shares of common stock are issued in registered form, and ownership and transfers of the shares are recorded by the fund’s transfer agent.

Under Maryland law, and in accordance with the by-laws of the fund, the fund is not required to hold an annual meeting of its shareholders in any year in which the election of directors is not required to be acted upon under the 1940 Act. The by-laws also provide that each director will serve as a director for the duration of the existence of the fund or until such director sooner dies, resigns or is removed in the manner provided by the by-laws or as otherwise provided by statute or the fund’s articles of incorporation, as amended and restated. Consistent with the foregoing, in addition to the provisions of the by-laws, the fund will undertake to call a special meeting of shareholders for the purpose of voting upon the question of removal of a director or directors when requested in writing to do so by the holders of at least 10% of the outstanding shares of the fund, and, in connection with such meeting, to comply with the provisions of section 16(c) of the 1940 Act relating to shareholder communications. Holders of shares entitled to cast one-third of the votes entitled to be cast (without regard to series or class) constitute a quorum at any meeting of the fund’s shareholders, except with respect to any matter which requires approval by a separate vote of one or more series or classes of shares, in which case the holders of shares entitled to cast one-third of the votes entitled to be cast by holders of shares of each series or class entitled to vote as a series or class on the matter constitute a quorum. Attendance and voting at shareholders meetings may be by proxy, and shareholders may take action by unanimous written consent in lieu of holding a meeting.

Emerging Markets Growth Fund — Page 55

Taxes and distributions

Disclaimer: Some of the following information may not apply to certain shareholders, including those holding fund shares in a tax-favored account, such as a retirement plan or education savings account. Shareholders should consult their tax advisors about the application of federal, state and local tax law in light of their particular situation.

Taxation as a regulated investment company — The fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company, and avoid being subject to federal income taxes, the fund intends to distribute substantially all of its net investment income and realized net capital gains on a fiscal year basis, and intends to comply with other tests applicable to regulated investment companies under Subchapter M.

The Code includes savings provisions allowing the fund to cure inadvertent failures of certain qualification tests required under Subchapter M. However, should the fund fail to qualify under Subchapter M, the fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gains.

Amounts not distributed by the fund on a timely basis in accordance with a calendar year distribution requirement may be subject to a nondeductible 4% excise tax. Unless an applicable exception applies, to avoid the tax, the fund must distribute during each calendar year an amount equal to the sum of (a) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (b) at least 98.2% of its capital gains in excess of its capital losses for the twelve month period ending on October 31, and (c) all ordinary income and capital gains for previous years that were not distributed during such years. Although the fund intends to distribute its net investment income and net capital gains so as to avoid excise tax liability, the fund may determine that it is in the interest of the shareholders to distribute less than that amount.

Dividends paid by the fund from ordinary income or from an excess of net short-term capital gain over net long-term capital loss are taxable to shareholders as ordinary income dividends.

The fund may declare a capital gain distribution consisting of the excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carryforward of the fund.

The fund may retain a portion of net capital gain for reinvestment and may elect to treat such capital gain as having been distributed to shareholders of the fund. Shareholders may receive a credit for the tax that the fund paid on such undistributed net capital gain and would increase the basis in their shares of the fund by the difference between the amount of includible gains and the tax deemed paid by the shareholder.

Distributions of net capital gain that the fund properly designates as a capital gain distribution generally will be taxable as long-term capital gain, regardless of the length of time the shares of the fund have been held by a shareholder. Any loss realized upon the redemption of shares held at the time of redemption for six months or less from the date of their purchase will be treated as a long-term capital loss to the extent of any capital gain distributions (including any undistributed amounts treated as distributed capital gains, as described above) during such six-month period.

Capital gain distributions by the fund result in a reduction in the net asset value of the fund’s shares. Investors should consider the tax implications of buying shares just prior to a capital gain distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those

Emerging Markets Growth Fund — Page 56

purchasing just prior to a distribution will subsequently receive a partial return of their investment capital upon payment of the distribution, which will be taxable to them.

Certain distributions reported by the fund as Section 163(j) interest dividends may be treated as interest income by shareholders for purposes of the tax rules applicable to interest expense limitations under Section 163(j) of the Code. Such treatment by the shareholder is generally subject to holding period requirements and other potential limitations, although the holding period requirements are generally not applicable to dividends declared by money market funds and certain other funds that declare dividends daily and pay such dividends on a monthly or more frequent basis. The amount that the fund is eligible to report as a Section 163(j) dividend for a tax year is generally limited to the excess of the fund’s business interest income over the sum of the fund’s (i) business interest expense and (ii) other deductions properly allocable to the fund’s business interest income.

Individuals (and certain other non-corporate entities) are generally eligible for a 20% deduction with respect to taxable ordinary REIT dividends. Applicable Treasury regulations allow the fund to pass through to its shareholders such taxable ordinary REIT dividends. Accordingly, individual (and certain other non-corporate) shareholders of the fund that have received such taxable ordinary REIT dividends may be able to take advantage of this 20% deduction with respect to any such amounts passed through.

Redemptions of fund shares — Redemptions of shares may result in federal, state and local tax consequences (gain or loss) to the shareholder.

Any loss realized on a redemption of shares of the fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of. Any loss disallowed under this rule will be added to the shareholder’s tax basis in the new shares purchased.

Tax consequences of investing in non-U.S. securities — Dividend and interest income received by the fund from sources outside the United States may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the United States, however, may reduce or eliminate these foreign taxes. Some foreign countries impose taxes on capital gains with respect to investments by foreign investors.

If more than 50% of the value of the total assets of the fund at the close of the taxable year consists of securities of foreign corporations, the fund may elect to pass through to shareholders the foreign taxes paid by the fund. If such an election is made, shareholders may claim a credit or deduction on their federal income tax returns for, and will be required to treat as part of the amounts distributed to them, their pro rata portion of qualified taxes paid by the fund to foreign countries. The application of the foreign tax credit depends upon the particular circumstances of each shareholder.

Foreign currency gains and losses, including the portion of gain or loss on the sale of debt securities attributable to fluctuations in foreign exchange rates, are generally taxable as ordinary income or loss. These gains or losses may increase or decrease the amount of dividends payable by the fund to shareholders. A fund may elect to treat gain and loss on certain foreign currency contracts as capital gain and loss instead of ordinary income or loss.

If the fund invests in stock of certain passive foreign investment companies (“PFICs”), the fund intends to account for these securities by making a mark-to-market (“MTM”) election or a qualified electing fund (“QEF”) election. Under the MTM election, the fund will be required to mark-to-market these securities and recognize any gains at the end of its fiscal and excise tax years. Deductions for losses are allowable only to the extent of any previously recognized gains. Both gains and losses will be treated as ordinary income or loss, and the fund is required to distribute any resulting income. Under the QEF

Emerging Markets Growth Fund — Page 57

election, the fund will be required to include in its gross income its share of the earnings and profits of the PFIC on a current basis, regardless of whether distributions were received from the PFIC in a given year, and such earnings and profits will be recognized by the fund as ordinary income and/or net capital gain, depending on the source of the income generated by the PFIC. If the fund is unable to identify an investment as a PFIC security and thus does not make a timely MTM or QEF election, the fund may be subject to adverse tax consequences.

Tax consequences of investing in derivatives — The fund may enter into transactions involving derivatives, such as futures, swaps and forward contracts. Special tax rules may apply to these types of transactions that could defer losses to the fund, accelerate the fund’s income, alter the holding period of certain securities or change the classification of capital gains. These tax rules may therefore impact the amount, timing and character of fund distributions.

Other tax considerations — After the end of each calendar year, individual shareholders holding fund shares in taxable accounts will receive a statement of the federal income tax status of all distributions. Shareholders of the fund also may be subject to state and local taxes on distributions received from the fund.

For fund shares acquired on or after January 1, 2012, the fund is required to report cost basis information for redemptions, including exchanges, to both shareholders and the IRS.

Under the backup withholding provisions of the Code, the fund generally will be required to withhold federal income tax on all payments made to a shareholder if the shareholder either does not furnish the fund with the shareholder’s correct taxpayer identification number or fails to certify that the shareholder is not subject to backup withholding. Backup withholding also applies if the IRS notifies the shareholder or the fund that the taxpayer identification number provided by the shareholder is incorrect or that the shareholder has previously failed to properly report interest or dividend income.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons (i.e., U.S. citizens and legal residents and U.S. corporations, partnerships, trusts and estates). Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the fund, including the possibility that such a shareholder may be subject to U.S. withholding taxes.

Emerging Markets Growth Fund — Page 58

Shareholders holding shares through an eligible retirement plan should contact their plan’s administrator or recordkeeper for information regarding purchases and sales.

Purchase of shares

Shares of the fund are available to certain institutional investors, retirement plans and high net worth investors. Shares may be available to other persons if the investment adviser determines it is appropriate.

As described in the prospectus, you may generally open an account and purchase fund shares by contacting the fund’s investment adviser or by contacting a financial professional or investment dealer authorized to sell the fund’s shares.

Purchases by institutional investors – Please contact the fund to purchase shares. Payment may be made by mailing a check to the address below or may be wired using the wire instructions set forth below.

Mail: Emerging Markets Growth Fund, Inc.

c/o American Funds Service Company®

ATTN: AAPT, IRV-S3-B

6455 Irvine Center Drive

Irvine, California 92618-4518

Wire: Emerging Markets Growth Fund

c/o American Funds Service Company

Wells Fargo Bank

ABA Routing No. 121000248

Account No. 46000-76178

Your bank should include the following information when wiring funds:

For credit to the account of:

American Funds Service Company

(fund’s name)

For further credit to:

(shareholder’s fund account number)

(shareholder’s name)

Exchanges – Clients of Capital Group Private Client Services may exchange the shares of the fund for those of any other fund(s) managed by Capital Research and Management Company or its affiliates.

Purchases by high net worth investors – Please contact your financial professional.

Other purchase information — Class R-6 shares may be made available to certain charitable foundations organized and maintained by The Capital Group Companies, Inc. or its affiliates. Class R-6 shares are also available to corporate investment accounts established by The Capital Group Companies, Inc. and its affiliates. Class R-6 shares are also available to other post employment benefits plans.

As disclosed in the prospectus, at the sole discretion of the investment adviser, investors may purchase shares by tendering to the fund securities that are determined by the investment adviser to be

Emerging Markets Growth Fund — Page 59

appropriate for the fund’s investment portfolio. In determining whether particular securities are suitable for the fund’s investment portfolio, the investment adviser will consider the following factors, among others: the type, quality and value of the securities being tendered; the extent to which the fund is already invested in such securities or in similar securities in terms of industry, geography or other criteria; the effect the tendered securities would have on the liquidity of the fund’s investment portfolio and other operational considerations; the fund’s cash position; and whether the investment adviser believes that issuing shares in exchange for the tendered securities would be in the best interests of the fund and its shareholders.

The investment adviser may, out of its own resources, pay compensation to financial intermediaries or other third parties whose customers or clients become shareholders of the fund. Such compensation may be in the form of fees for services provided or responsibilities assumed by such entities with respect to the servicing of certain shareholder accounts.

Purchase minimums — All investments are subject to the purchase minimums described in the prospectus. As noted in the prospectus, purchase minimums may be waived or reduced in certain cases.

Frequent trading of fund shares — As noted in the prospectus, certain redemptions may trigger a restriction under the fund’s “frequent trading policy.” Under this policy, systematic redemptions will not trigger a restriction and systematic purchases will not be prevented if the transaction is identified as a systematic redemption or purchase. For purposes of this policy, systematic redemptions include, for example, regular periodic redemptions. Systematic purchases include, for example, regular periodic purchases and reinvestments of dividends and capital gain distributions. Generally, purchases and redemptions will not be considered “systematic” unless the transaction is prescheduled for a specific date.

Potentially abusive activity — American Funds Service Company will monitor for the types of activity that could potentially be harmful to the fund. When identified, American Funds Service Company will request that the shareholder discontinue the activity. If the activity continues, American Funds Service Company will freeze the shareholder account to prevent all activity other than redemptions of fund shares.

Emerging Markets Growth Fund — Page 60

Selling shares

The methods for selling (redeeming) shares are described more fully in the prospectus. You may redeem your shares of the fund by sending a written request signed by the registered shareholders to:

Emerging Markets Growth Fund, Inc.

c/o American Funds Service Company

ATTN: AAPT, IRV-S3-B

6455 Irvine Center Drive

Irvine, California 92618-4518

You may also send your redemption request by email to EMGF_Shareholder_Relations@capgroup.com or by fax to Emerging Markets Growth Fund, Inc., ATTN: Holly Bower at (310) 996-6511.

A signature guarantee may be required for certain redemptions. In such an event, your signature may be guaranteed by a domestic stock exchange or the Financial Industry Regulatory Authority, bank, savings association or credit union that is an eligible guarantor institution. The Transfer Agent reserves the right to require a signature guarantee on any redemptions.

Additional documentation may be required for sales of shares held in corporate partnership or fiduciary accounts or from accounts with executors, trustees, administrators or guardians.

Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier’s checks) for shares purchased have cleared (normally seven business days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), the fund typically expects to pay redemption proceeds one business day following receipt and acceptance of a redemption order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.

Shares held through intermediaries such as dealers or financial professionals must be sold through those intermediaries.

Please contact your plan administrator or recordkeeper to sell shares of the fund held through an employer-sponsored retirement plan.

Emerging Markets Growth Fund — Page 61

Shareholder account services and privileges

The following services and privileges are generally available to all shareholders. However, certain services and privileges described in the prospectus and this statement of additional information may not be available if your account is held with an investment dealer or through an employer-sponsored retirement plan.

Automatic reinvestment — Dividends and capital gain distributions are reinvested in additional shares of the same class and fund at net asset value unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, the Transfer Agent or your investment dealer. Dividends and capital gain distributions paid to retirement plan shareholders will be automatically reinvested.

If you have elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, or you do not respond to mailings from American Funds Service Company with regard to uncashed distribution checks, your distribution option may be automatically converted to having all dividends and other distributions reinvested in additional shares.

Account statements — Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments, will be reflected on regular confirmation statements from the Transfer Agent. Dividend and capital gain reinvestments, purchases through automatic investment plans and certain retirement plans, as well as automatic exchanges and withdrawals, will be confirmed at least quarterly.

Capitalgroup.com — You may check your share balance and the price of your shares using capitalgroup.com.

While payment of redemptions will normally be in cash, the investment adviser, in its sole discretion, reserves the right to pay the redemption price in whole or in part with portfolio securities or other fund assets pursuant to procedures adopted by the fund's board of directors. On the same redemption date, some shareholders may be paid in whole or in part in securities (which may differ among shareholders) and some shareholders may be paid in cash. For example, redemptions could be made in this manner if the board determined that making payments wholly in cash over a particular period would be harmful to other fund shareholders.

Share certificates — Shares are credited to your account. The fund does not issue share certificates.

Emerging Markets Growth Fund — Page 62

General information

Custodian of assets — Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund’s portfolio, are held by JPMorgan Chase Bank, 270 Park Avenue, New York, NY 10017-2070, as custodian. If the fund holds securities of issuers outside the U.S., the custodian may hold these securities pursuant to subcustodial arrangements in banks outside the U.S. or branches of U.S. banks outside the U.S.

Transfer agent services — American Funds Service Company, an affiliate of the investment adviser, is the transfer agent for the fund, and maintains the records of shareholder accounts, processes purchases and redemptions of the fund’s shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. The principal office of American Funds Service Company is located at 6455 Irvine Center Drive, Irvine, CA 92618. Transfer agent fees are paid according to a fee schedule, based on the number of accounts serviced or a percentage of fund assets, contained in a Shareholder Services Agreement between the fund and American Funds Service Company.

During the 2022 fiscal year, transfer agent fees, gross of any payments made by American Funds Service Company to third parties, were:

Transfer agent fee
Class M	$9,000
Class F-3	1,000
Class R-6	—*

* Amount less than $1,000.

Independent registered public accounting firm — PricewaterhouseCoopers LLP, 601 South Figueroa Street, Los Angeles, CA 90017, serves as the fund’s independent registered public accounting firm, providing audit services, preparation of tax returns and review of certain documents to be filed with the SEC. The financial statements included in this statement of additional information have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, as stated in their report. Such financial statements have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The selection of the fund’s independent registered public accounting firm is reviewed and determined annually by the board of directors.

Independent legal counsel — Morgan, Lewis & Bockius LLP, One Federal Street, Boston, MA 02110-1726, serves as independent legal counsel (“counsel”) for the fund and for independent directors in their capacities as such. A determination with respect to the independence of the fund’s counsel will be made at least annually by the independent directors of the fund, as prescribed by applicable 1940 Act rules.

Prospectuses, reports to shareholders and proxy statements — The fund’s fiscal year ends on the last day of June. Shareholders are provided semi-annually with reports showing the fund’s investment portfolio or summary investment portfolio, financial statements and other information. Shareholders may request a copy of the fund’s current prospectus at no cost by calling (800) 421-4989 or by sending an email request to EMGF_Shareholder_Relations@capgroup.com. The fund’s annual financial statements are audited by the fund’s independent registered public accounting firm, PricewaterhouseCoopers LLP. In addition, shareholders may also receive proxy statements for the fund. In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the fund may take steps to eliminate duplicate mailings of prospectuses, shareholder reports and proxy statements. To receive additional copies of a prospectus, report or proxy statement, shareholders should contact the fund at the number above.

Emerging Markets Growth Fund — Page 63

Codes of ethics — The fund and Capital International, Inc. and its affiliated companies, including the fund’s Principal Underwriter, have adopted codes of ethics that allow for personal investments, including securities in which the fund may invest from time to time. These codes include a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; preclearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; disclosure of personal securities transactions; and policies regarding political contributions.

Credit facility — The fund, together with other U.S. registered investment funds managed by the investment adviser or its affiliates, has entered into a committed line of credit facility pursuant to which the funds may borrow up to $1.5 billion as a source of temporary liquidity on a first-come, first-served basis. Under the credit facility, loans are generally unsecured; however, a borrowing fund must collateralize any borrowings under the facility on an equivalent basis if it has certain other collateralized borrowings.

Determination of net asset value, redemption price per share for Class M shares — June 30, 2022

Net asset value and redemption price per share (Net assets divided by shares outstanding)	$6.32

Other information — The fund reserves the right to modify the privileges described in this statement of additional information at any time.

Financial statements — The fund’s audited financial statements, including the related notes thereto, dated June 30, 2022, are included in this statement of additional information.

Fund numbers — Here are the fund numbers for use when making share transactions:

	Fund numbers
Fund	Class M	Class F-3	Class R-6
Emerging Markets Growth Fund, Inc.SM	40115	37115	26115

Emerging Markets Growth Fund — Page 64

Investment portfolio June 30, 2022

Sector diversification	Percent of net assets

Common stocks 95.01%	Shares	Value (000)
Asia-Pacific 78.35%
China 39.38%
Alibaba Group Holding, Ltd.[1]	673,000	$9,597
BeiGene, Ltd. (ADR)[1]	322,967	52,272
BeiGene, Ltd., Class H1	65,874	827
Brii Biosciences, Ltd.[1,2]	1,903,000	2,052
CanSino Biologics, Inc., Class H2	872,883	8,938
China Merchants Bank Co., Ltd., Class H	3,309,000	22,139
China Resources Gas Group, Ltd.	1,460,000	6,801
Contemporary Amperex Technology Co., Ltd., Class A	55,500	4,427
ENN Energy Holdings, Ltd.	486,600	7,993
Foshan Haitian Flavouring and Food Co., Ltd., Class A	246,345	3,325
Gracell Biotechnologies, Inc., Class A (ADR)[1]	1,357,571	7,467
Gree Electric Appliances, Inc. of Zhuhai, Class A	181,500	914
Haitian International Holdings, Ltd.	1,818,000	4,645
Hangzhou Tigermed Consulting Co., Ltd., Class A	368,725	6,304
Hangzhou Tigermed Consulting Co., Ltd., Class H	65,537	758
HBM Holdings, Ltd.[1]	7,299,155	3,786
Huazhu Group, Ltd. (ADR)	977,606	37,247
Hutchmed China, Ltd. (ADR)[1]	1,233,777	15,595
Industrial and Commercial Bank of China, Ltd., Class H2	38,580,000	22,912
Innovent Biologics, Inc.[1]	1,882,500	8,373
JD Health International, Inc.[1,2]	1,023,250	8,026
JD.com, Inc., Class A	2,757	89
Jiangsu Hengrui Medicine Co., Ltd., Class A	7,727,084	42,812
Kingdee International Software Group Co., Ltd.[1,2]	2,787,000	6,535
Kuaishou Technology, Class B1	116,637	1,299
Kweichow Moutai Co., Ltd., Class A	59,661	18,225
Legend Biotech Corp. (ADR)[1,2]	555,517	30,553
Li Auto, Inc., Class A1,2	62,200	1,212
Li Auto, Inc., Class A (ADR)[1]	39,526	1,514
Longfor Group Holdings, Ltd.	1,285,998	6,072
Midea Group Co., Ltd., Class A	770,860	6,954
NetEase, Inc.	1,243,887	22,843
NetEase, Inc. (ADR)[2]	131,206	12,249
Ping An Insurance (Group) Company of China, Ltd., Class H	9,938,700	67,573
Pop Mart International Group, Ltd.[2]	591,928	2,859
Postal Savings Bank of China Co., Ltd., Class H	13,891,000	11,029
Proya Cosmetics Co., Ltd., Class A	125,614	3,100
Shandong Pharmaceutical Glass Co., Ltd., Class A	688,077	2,873
Shandong Sinocera Functional Material Co., Ltd., Class A	350,032	1,878
Tencent Holdings, Ltd.	685,800	30,974
Trip.com Group, Ltd. (ADR)[1]	1,570,260	43,104
Venustech Group, Inc., Class A	980,576	2,919
WuXi Biologics (Cayman), Inc.[1]	1,398,500	12,797

Emerging Markets Growth Fund	5

Common stocks (continued)	Shares	Value (000)
Asia-Pacific (continued)
China (continued)
Xpeng, Inc., Class A (ADR)[1]	111,834	$3,550
Yunnan Energy New Material Co., Ltd., Class A	307,273	11,496
Zai Lab, Ltd. (ADR)[1]	373,326	12,947
		591,854

Hong Kong 6.73%
AIA Group, Ltd.	4,361,200	47,270
First Pacific Co., Ltd.	28,564,000	11,066
Galaxy Entertainment Group, Ltd.	3,477,000	20,738
HKBN, Ltd.	13,970,300	15,863
Hong Kong Exchanges and Clearing, Ltd.	126,700	6,233
		101,170

India 13.74%
Angel One, Ltd.	112,938	1,725
Asian Paints, Ltd.	192,609	6,573
Astral, Ltd.	363,782	7,626
Bank of Baroda (India)	2,670,032	3,293
Berger Paints India, Ltd.	637,935	4,591
Bharti Airtel, Ltd.[1]	1,686,418	14,627
City Union Bank, Ltd.	2,080,135	3,505
Coforge, Ltd.	280,205	12,558
Dabur India, Ltd.	876,505	5,504
FSN E-Commerce Ventures, Ltd.[1]	330,638	5,891
Genpact, Ltd.	262,666	11,126
Godrej Consumer Products, Ltd.[1]	314,141	3,013
Havells India, Ltd.	400,627	5,571
HDFC Bank, Ltd.	1,488,567	25,409
HDFC Bank, Ltd. (ADR)	6,300	346
ICICI Bank, Ltd.	584,782	5,237
ICICI Bank, Ltd. (ADR)	20,613	366
Indian Energy Exchange, Ltd.	2,264,574	4,552
Indus Towers, Ltd.	1,149,959	3,045
Infosys, Ltd.	297,547	5,508
ITC, Ltd.	2,892,685	10,018
Kotak Mahindra Bank, Ltd.	538,649	11,330
MakeMyTrip, Ltd., non-registered shares[1,2]	432,801	11,114
Maruti Suzuki India, Ltd.	34,527	3,703
Power Grid Corporation of India, Ltd.	363,736	976
Quess Corp., Ltd.	750,511	5,832
Reliance Industries, Ltd.[1]	238,577	7,841
TeamLease Services, Ltd.[1]	283,062	11,599
Tube Investments of India, Ltd.	70,493	1,644
United Spirits, Ltd.[1]	478,417	4,603
Varun Beverages, Ltd.	782,254	7,831
		206,557

Indonesia 4.97%
Astra International Tbk PT	30,201,000	13,430
Bank BTPN Syariah Tbk PT	31,807,259	6,021
Bank Central Asia Tbk PT	28,592,300	13,915
Bank Mandiri (Persero) Tbk PT	30,464,400	16,206
Bank Rakyat Indonesia (Persero) Tbk PT	27,584,900	7,684
Elang Mahkota Teknologi Tbk PT1	84,166,850	9,068
PT Surya Citra Media Tbk	562,652,220	8,309
		74,633

Philippines 1.40%
AC Energy Corp.	1,693,410	248
Ayala Corp.	564,470	6,160
Bloomberry Resorts Corp.[1]	49,384,000	5,218
International Container Terminal Services, Inc.	2,812,716	9,412
		21,038

6	Emerging Markets Growth Fund

Common stocks (continued)	Shares	Value (000)
Asia-Pacific (continued)
Singapore 1.75%
Grab Holdings, Ltd., Class A1	1,249,028	$3,160
Sea, Ltd., Class A (ADR)[1]	99,495	6,652
Singapore Telecommunications, Ltd.	7,296,200	13,287
Yoma Strategic Holdings, Ltd.[1]	31,959,732	3,198
		26,297

South Korea 3.30%
Coupang, Inc., Class A1,2	324,971	4,143
Korea Investment Holdings Co., Ltd.	191,055	9,079
LG Energy Solution, Ltd.[1]	4,266	1,219
NAVER Corp.	44,645	8,252
Samsung Electronics Co., Ltd.	342,514	15,037
Samsung Electronics Co., Ltd. (GDR)[3]	9,684	10,565
SK hynix, Inc.	19,161	1,343
		49,638

Taiwan 5.90%
AirTAC International Group[1]	46,904	1,563
Global Unichip Corp.	460,000	7,442
MediaTek, Inc.	500,042	10,948
Momo.com, Inc.	63,480	1,362
Taiwan Semiconductor Manufacturing Company, Ltd.	4,085,812	65,409
Vanguard International Semiconductor Corp.	769,000	1,987
		88,711

Thailand 0.19%
TISCO Financial Group PCL, foreign registered shares	1,161,100	2,911

Vietnam 0.99%
Masan Group Corp.	2,732,544	13,155
Vinhomes JSC	669,703	1,787
		14,942

Total Asia-Pacific		1,177,751

Latin America 8.04%
Brazil 4.11%
Americanas SA, ordinary nominative shares	819,152	2,102
CM Hospitalar SA	781,980	2,050
Diagnósticos da América SA	742,978	2,171
Estre Ambiental, Inc.[1,3,4,5]	591,120	—	[6]
Hypera SA, ordinary nominative shares	3,068,119	22,301
PagSeguro Digital, Ltd., Class A1	38,572	395
Patria Investments, Ltd., Class A	539,112	7,127
Rede D’Or Sao Luiz SA	873,122	4,835
Vale SA, ordinary nominative shares	707,436	10,349
Vale SA, ordinary nominative shares (ADR)	712,596	10,425
		61,755

Chile 0.49%
Sociedad Química y Minera de Chile SA, Class B (ADR)	87,872	7,340

Mexico 2.62%
América Móvil, SAB de CV, Series L (ADR)	922,596	18,849
Bolsa Mexicana de Valores, SAB de CV, Series A	1,247,300	2,214
Corp. Inmobiliaria Vesta, SAB de CV	104,300	194
Grupo Aeroportuario del Pacífico, SAB de CV, Class B	935,195	13,025
Megacable Holdings, SAB de CV, ordinary participation certificates	2,100,261	5,104
		39,386

Uruguay 0.82%
DLocal, Ltd., Class A1,2	470,359	12,347

Total Latin America		120,828

Emerging Markets Growth Fund	7

Common stocks (continued)	Shares	Value (000)
Other markets 4.44%
Canada 0.37%
Barrick Gold Corp.	310,784	$5,498

Netherlands 0.37%
InPost SA1	948,270	5,497

Portugal 0.71%
Galp Energia, SGPS, SA, Class B	911,597	10,685

United Kingdom 1.76%
Airtel Africa PLC	5,205,177	8,567
Hochschild Mining PLC	2,388,712	2,806
Network International Holdings PLC[1]	3,488,996	8,019
Sedibelo Resources, Ltd.[1,4,5]	17,665,800	3,431
Shell PLC (GBP denominated)	141,599	3,678
		26,501

United States 1.23%
Fabrinet, non-registered shares[1]	10,982	891
MercadoLibre, Inc.[1]	12,452	7,930
Philip Morris International, Inc.	71,274	7,037
TechnipFMC PLC[1]	395,496	2,662
		18,520

Total Other markets		66,701

Africa 2.41%
Federal Republic of Nigeria 0.33%
Guaranty Trust Holding Co. PLC	126,924,542	5,004

South Africa 2.08%
Discovery, Ltd.[1]	2,522,522	19,862
MTN Group, Ltd.	678,694	5,508
Standard Bank Group, Ltd.	611,011	5,828
		31,198

Total Africa		36,202

Eastern Europe and Middle East 1.77%
Hungary 0.05%
Wizz Air Holdings PLC[1]	34,595	739

Kazakhstan 0.68%
Halyk Savings Bank of Kazakhstan OJSC (GDR)[1,3]	1,019,744	10,197

Poland 0.25%
CD Projekt SA	80,549	1,720
Huuuge, Inc.[1]	535,052	2,143
		3,863

Russian Federation 0.00%
Alrosa PJSC[4,5]	12,604	—	[6]
Baring Vostok Capital Fund IV Supplemental Fund, LP1,4,5,7,8,9	43,189,450	—	[6]
Baring Vostok Private Equity Fund IV, LP1,4,5,7,8,9	23,604,516	—	[6]
Gazprom PJSC (ADR)[4,5]	945,588	—	[6]
Moscow Exchange MICEX-RTS PJSC[1,4,5]	2,726,513	—	[6]
QIWI PLC, Class B (ADR)[4,5]	183,518	—	[6]
Rosneft Oil Company PJSC (GDR)[4,5]	570,845	—	[6]
Sberbank of Russia PJSC[1,4,5]	1,220,014	—	[6]
Sberbank of Russia PJSC[1,3,4,5]	10,541,712	—	[6]
TCS Group Holding PLC (GDR)[1,3,4,5]	139,349	—	[6]

8	Emerging Markets Growth Fund

Common stocks (continued)	Shares	Value (000)
Eastern Europe and Middle East (continued)
Russian Federation (continued)
TCS Group Holding PLC (GDR)[1,4,5]	172,382	$—	[6]
X5 Retail Group NV (GDR)[4,5]	108,031	—	[6]
Yandex NV, Class A1,4,5	531,189	—	[6]
		—	[6]

Slovenia 0.36%
Nova Ljubljanska Banka dd (GDR)	441,286	5,411

Turkey 0.43%
Pegasus Hava Tasimaciligi AS1,2	406,830	4,168
Sok Marketler Ticaret AS, non-registered shares[2]	3,305,458	2,269
		6,437

Total Eastern Europe and Middle East		26,647

Total common stocks (cost: $1,383,782,000)		1,428,129

Preferred securities 1.62%
Asia-Pacific 1.62%
South Korea 1.62%
Samsung Electronics Co., Ltd., nonvoting preferred shares	608,215	24,359

Total preferred securities (cost: $27,793,000)		24,359

Short-term securities 5.35%
Money market investments 3.49%
Capital Group Central Cash Fund 1.38%[10,11]	523,704	52,360

Money market investments purchased with collateral from securities on loan 1.86%
Capital Group Central Cash Fund 1.38%[10,11,12]	97,571	9,755
Goldman Sachs Financial Square Government Fund, Institutional Shares 1.39%[10,12]	4,400,000	4,400
BlackRock Liquidity Funds – FedFund, Institutional Shares 1.32%[10,12]	4,100,000	4,100
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.43%[10,12]	3,900,000	3,900
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 1.38%[10,12]	3,300,000	3,300
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 1.38%[10,12]	2,537,542	2,538
		27,993

Total short-term securities (cost: $80,358,000)		80,353
Total investment securities 101.98% (cost: $1,491,933,000)		1,532,841
Other assets less liabilities (1.98)%		(29,761)

Net assets 100.00%		$1,503,080

Emerging Markets Growth Fund	9

Investments in affiliates11

	Value of affiliates at 7/1/2021 (000)	Additions (000)		Reductions (000)	Net realized loss (000)	Net unrealized appreciation (000)	Value of affiliates at 6/30/2022 (000)	Dividend income (000)
Short-term securities 4.14%
Money market investments 3.49%
Capital Group Central Cash Fund 1.38%[10]	$101,558	$391,403		$440,592	$(12)	$3	$52,360	$122
Money market investments purchased with collateral from securities on loan 0.65%
Capital Group Central Cash Fund 1.38%[10,12]	7,755	2,000	[13]				9,755	—	[14]
Total short-term securities							62,115
Total 4.14%					$(12)	$3	$62,115	$122

Private placement securities9

	Acquisition date(s)	Cost (000)	Value (000)		Percent of net assets
Baring Vostok Capital Fund IV Supplemental Fund, LP	10/8/2007-8/29/2019	$27,019	$—	[6]	—%
Baring Vostok Private Equity Fund IV, LP	4/25/2007-12/28/2020	12,150	—	[6]	—
Total		$39,169	$—	[6]	—%

[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $26,889,000, which represented 1.79% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[3]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $20,762,000, which represented 1.38% of the net assets of the fund.
[4]	Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities was $3,431,000, which represented .23% of the net assets of the fund.
[5]	Value determined using significant unobservable inputs.
[6]	Amount less than one thousand.
[7]	Cost and market value do not include prior distributions to the fund from income or proceeds realized from securities held by the private equity fund. Therefore, the cost and market value may not be indicative of the private equity fund’s performance. For private equity funds structured as limited partnerships, shares are not applicable and therefore the fund’s interest in the partnership is reported.
[8]	Excludes an unfunded capital commitment representing an agreement which obligates the fund to meet capital calls in the future. Capital calls can only be made if and when certain requirements have been fulfilled; thus, the timing and the amount of such capital calls cannot readily be determined.
[9]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale.
[10]	Rate represents the seven-day yield at 6/30/2022.
[11]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[12]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[13]	Represents net activity. Refer to Note 5 for more information on securities lending.
[14]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviations

ADR = American Depositary Receipts

GBP = British pounds

GDR = Global Depositary Receipts

Refer to the notes to financial statements.

10	Emerging Markets Growth Fund

Financial statements

Statement of assets and liabilities
at June 30, 2022	(dollars in thousands)

Assets:
Investment securities, at value (includes $26,889 of investment securities on loan):
Unaffiliated issuers (cost: $1,429,813)	$1,470,726
Affiliated issuers (cost: $62,120)	62,115	$1,532,841
Cash		1,605
Cash denominated in currencies other than U.S. dollars (cost: $2,451)		2,343
Receivables for:
Sales of investments	933
Sales of fund’s shares	815
Dividends	4,220
Currency translations	618
Securities lending income	1
Other	180	6,767
		1,543,556
Liabilities:
Collateral for securities on loan		27,993
Payables for:
Purchases of investments	3,680
Repurchases of fund’s shares	17
Investment advisory services	763
Services provided by related parties	1
Directors’ deferred compensation	907
Non-U.S. taxes	6,980
Other	135	12,483
Net assets at June 30, 2022		$1,503,080

Net assets consist of:
Capital paid in on shares of capital stock		$1,449,814
Total distributable earnings		53,266
Net assets at June 30, 2022		$1,503,080

(dollars and shares in thousands, except per-share amounts)

Total authorized capital stock — 2,000,000 shares,
$.01 par value (237,846 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class M	$1,445,887	228,761	$6.32
Class F-3	57,185	9,084	6.30
Class R-6	8	1	6.34

Refer to the notes to financial statements.

Emerging Markets Growth Fund	11

Financial statements (continued)

Statement of operations
for the year ended June 30, 2022	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $3,164; also includes $122 from affiliates)	$34,862
Securities lending income (net of fees)	721
Interest from unaffiliated issuers	2	$35,585
Fees and expenses*:
Investment advisory services	14,554
Transfer agent services	10
Administrative services	27
Reports to shareholders	16
Registration statement and prospectus	65
Directors’ compensation	(242)
Auditing and legal	213
Custodian	818
State and local taxes	1
Other	41
Total fees and expenses before reimbursement	15,503
Less reimbursement of fees and expenses:
Miscellaneous fee reimbursement	713
Total fees and expenses after reimbursement		14,790
Net investment income		20,795

Net realized gain and unrealized depreciation:
Net realized gain (loss) on:
Investments (net of non-U.S. taxes of $3,342):
Unaffiliated issuers	74,817
Affiliated issuers	(12)
Currency transactions	(281)	74,524
Net unrealized (depreciation) appreciation on:
Investments (net of non-U.S. taxes of $6,445):
Unaffiliated issuers	(818,451)
Affiliated issuers	3
Currency translations	356	(818,092)
Net realized gain and unrealized depreciation		(743,568)

Net decrease in net assets resulting from operations		$(722,773)

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

Refer to the notes to financial statements.

12	Emerging Markets Growth Fund

Financial statements (continued)

Statements of changes in net assets
(dollars in thousands)

	Year ended June 30,
	2022	2021
Operations:
Net investment income	$20,795	$23,337
Net realized gain	74,524	216,834
Net unrealized (depreciation) appreciation	(818,092)	448,505
Net (decrease) increase in net assets resulting from operations	(722,773)	688,676

Distributions paid to shareholders	(207,630)	(132,058)

Net capital share transactions	106,534	70,368

Total (decrease) increase in net assets	(823,869)	626,986

Net assets:
Beginning of year	2,326,949	1,699,963
End of year	$1,503,080	$2,326,949

Refer to the notes to financial statements.

Emerging Markets Growth Fund	13

Notes to financial statements

1. Organization

Emerging Markets Growth Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks long-term growth of capital.

The fund has three share classes consisting of two retail share classes (Classes M and F-3), and one retirement plan share class (Class R-6). The retirement plan share class is generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes M* and F-3	None	None	None
Class R-6	None	None	None
*	Class M shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital International, Inc. ("CIInc"), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

14	Emerging Markets Growth Fund

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of directors as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of directors has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of directors. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

Emerging Markets Growth Fund	15

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of June 30, 2022 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3		Total
Assets:
Common stocks:
Asia-Pacific	$1,177,751	$—	$—		$1,177,751
Latin America	120,828	—	—	*	120,828
Other markets	63,270	—	3,431		66,701
Africa	36,202	—	—		36,202
Eastern Europe and Middle East	26,647	—	—	*	26,647
Preferred securities	24,359	—	—		24,359
Short-term securities	80,353	—	—		80,353
Total	$1,529,410	$—	$3,431		$1,532,841

*	Amount less than one thousand.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline –sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

16	Emerging Markets Growth Fund

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in developing countries.

Investing in developing countries — Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in developing countries may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in developed countries are subject. The fund’s rights with respect to its investments in developing countries, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, developing countries are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Exposure to country, region, industry or sector — Subject to the fund’s investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

Investing in depositary receipts — Depositary receipts are securities that evidence ownership interests in, and represent the right to receive, a security or a pool of securities that have been deposited with a bank or trust depository. Such securities may be less liquid or may trade at a lower price than the underlying securities of the issuer. Additionally, receipt of corporate information about the underlying issuer and proxy disclosure may not be timely and there may not be a correlation between such information and the market value of the depositary receipts.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Emerging Markets Growth Fund	17

5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.

Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.

The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.

As of June 30, 2022, the total value of securities on loan was $26,889,000, and the total value of collateral received was $27,993,000, which consisted entirely of cash. Investment securities purchased from cash collateral are disclosed in the fund’s investment portfolio as short-term securities. Securities received as collateral, if any, are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.

Unfunded commitments — The fund invests in private equity funds that involve unfunded capital commitments, which obligate the fund to meet capital calls in the future. Payment would be made when a capital call is requested. Capital calls can only be made if and when certain requirements have been fulfilled; thus, the timing of such capital calls cannot readily be determined. As of June 30, 2022, the fund’s maximum potential exposure from the unfunded commitment was $3,366,000, which would represent .22% of the net assets of the fund should such commitment become due.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the year ended June 30, 2022, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the fund did not incur any significant interest or penalties.

The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

18	Emerging Markets Growth Fund

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; deferred expenses; cost of investments sold; non-U.S. taxes on capital gains and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

During the year ended June 30, 2022, the fund reclassified $1,119,000 from total distributable earnings to capital paid in on shares of beneficial interest to align financial reporting with tax reporting.

As of June 30, 2022, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Undistributed ordinary income	$9,817
Post-October capital loss deferral*	(9,265)
Gross unrealized appreciation on investments	366,152
Gross unrealized depreciation on investments	(306,595)
Net unrealized appreciation on investments	59,557
Cost of investments	1,473,284

*	This deferral is considered incurred in the subsequent year.

Distributions paid were characterized for tax purposes as follows (dollars in thousands):

	Year ended June 30, 2022				Year ended June 30, 2021
Share class	Ordinary income		Long-term capital gains	Total distributions paid	Ordinary income		Long-term capital gains	Total distributions paid
Class M	$33,154		$163,820	$196,974	$27,174		$100,217	$127,391
Class F-3	1,769		8,886	10,655	978		3,688	4,666
Class R-6	—	†	1	1	—	†	1	1
Total	$34,923		$172,707	$207,630	$28,152		$103,906	$132,058

†	Amount less than one thousand.

7. Fees and transactions with related parties

CIInc is the fund’s investment adviser. American Funds Distributors®, Inc. (“AFD”), the fund’s principal underwriter, and American Funds Service Company® (“AFS”), the fund’s transfer agent are affiliated with CIInc. CIInc, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CIInc that provides for monthly fees accrued daily. At the beginning of the year, these fees were based on a series of decreasing annual rates beginning with 0.900% on the first $400 million of daily net assets and decreasing to 0.520% on such assets in excess of $20 billion. On March 11, 2022, the fund’s board of directors approved an amended investment advisory and service agreement effective May 1, 2022, replacing the prior series of rates and breakpoints below $15 billion with a new annual rate of 0.618% on the first $15 billion of daily net assets. For the year ended June 30, 2022, the investment advisory services fees were $14,554,000, which were equivalent to an annualized rate of 0.747% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — American Funds Distributors®, Inc. (“AFD”), an affiliate of CIInc, is the principal underwriter of the fund’s shares. AFD does not receive any compensation related to the sale of shares of the fund.

Emerging Markets Growth Fund	19

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CIInc under which the fund compensates CIInc for providing administrative services to Class F-3 and R-6 shares. Administrative services are provided by CIInc and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to Class F-3 and R-6 shares. Currently the fund pays CIInc an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to Class F-3 and R-6 shares for CIInc’s provision of administrative services.

For the year ended June 30, 2022, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Transfer agent services		Administrative services
Class M	$9		$—
Class F-3	1		27
Class R-6	—	*	—	*
Total class-specific expenses	$10		$27

*	Amount less than one thousand.

Miscellaneous fee reimbursement — Expense limitations were imposed through April 30, 2022, to limit the Class M total annual operating expense. For the year ended June 30, 2022, CIInc reimbursed miscellaneous fees of $713,000 for Class M shares, which CIInc does not intend to recoup. Fees and expenses in the statement of operations are presented gross of any reimbursements from CIInc.

Directors’ deferred compensation — Directors who were unaffiliated with CIInc may have elected to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors’ compensation of $(242,000) in the fund’s statement of operations reflects $152,000 in current fees and a net decrease of $394,000 in the value of the deferred amounts.

Affiliated officers and directors — Officers and certain directors of the fund are or may be considered to be affiliated with CIInc, AFD and AFS. No affiliated officers or directors received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by Capital Research and Management Company (“CRMC“), an affiliate of CIInc. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term investments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

Security transactions with related funds — The fund purchased investment securities from, and sold investment securities to, other funds managed by CIInc (or funds managed by certain affiliates of CIInc) under procedures adopted by the fund’s board of directors. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common directors and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the year ended June 30, 2022, the fund engaged in such purchase and sale transactions with related funds in the amounts of $11,333,000 and $3,674,000, respectively, which generated $931,000 of net realized gains from such sales.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CIInc-managed funds (or funds managed by certain affiliates of CIInc), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the year ended June 30, 2022.

20	Emerging Markets Growth Fund

8. Committed line of credit

The Fund participates with certain CIInc affiliates in a $1.5 billion credit facility (the “line of credit”) to be utilized for temporary purposes to support shareholder redemptions. The fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which are reflected in other expenses in the fund’s statement of operations. The fund did not borrow on this line of credit at any time during the year ended June 30, 2022.

9. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.

10. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended June 30, 2022

Class M	$19,621	2,571	$178,633	21,548	$(88,934)	(10,427)	$109,320	13,692
Class F-3	35,716	4,656	9,665	1,170	(48,167)	(6,906)	(2,786)	(1,080)
Class R-6	—	—	—	—	—	—	—	—
Total net increase (decrease)	$55,337	7,227	$188,298	22,718	$(137,101)	(17,333)	$106,534	12,612

Year ended June 30, 2021

Class M	$30,815	3,303	$113,289	12,477	$(85,971)	(9,324)	$58,133	6,456
Class F-3	31,958	3,349	3,949	436	(23,672)	(2,722)	12,235	1,063
Class R-6	—	—	—	—	—	—	—	—
Total net increase (decrease)	$62,773	6,652	$117,238	12,913	$(109,643)	(12,046)	$70,368	7,519

*	Includes exchanges between share classes of the fund.

11. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $703,311,000 and $738,646,000, respectively, during the year ended June 30, 2022.

Emerging Markets Growth Fund	21

Financial highlights

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income[2]	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before reimburse- ments[4,5]		Ratio of expenses to average net assets after reimburse- ments[3,4,5]		Ratio of net income to average net assets[2,3]
Class M:
6/30/2022	$10.33	$.09	$(3.17)	$(3.08)	$(.10)	$(.83)	$(.93)	$6.32	(31.89)%	$1,446		.79%		.76%		1.07%
6/30/2021	7.81	.11	3.03	3.14	(.08)	(.54)	(.62)	10.33	41.33	2,222		.87		.76		1.13
6/30/2020	8.06	.08	.16	.24	(.13)	(.36)	(.49)	7.81	2.64	1,629		.86		.78		1.04
6/30/2019	7.87	.09	.25	.34	(.09)	(.06)	(.15)	8.06	4.71	2,206		.84		.84		1.25
6/30/2018	7.34	.09	.53	.62	(.09)	—	(.09)	7.87	8.43	2,487		.87		.87		1.06
Class F-3:
6/30/2022	10.30	.08	(3.15)	(3.07)	(.10)	(.83)	(.93)	6.30	(31.90)	57		.83		.83		.93
6/30/2021	7.79	.10	3.03	3.13	(.08)	(.54)	(.62)	10.30	41.27	105		.89		.89		1.06
6/30/2020	8.05	.08	.15	.23	(.13)	(.36)	(.49)	7.79	2.49	71		.89		.89		1.00
6/30/2019	7.87	.14	.19	.33	(.09)	(.06)	(.15)	8.05	4.55	44		.88		.88		1.79
6/30/2018[6,7]	7.82	.11	.03	.14	(.09)	—	(.09)	7.87	1.77 [8]	6		.88	[9]	.88	[9]	1.59	[9]
Class R-6:
6/30/2022	10.38	.08	(3.18)	(3.10)	(.11)	(.83)	(.94)	6.34	(32.00)	—	[10]	.82		.82		.99
6/30/2021	7.79	.09	3.04	3.13	—	(.54)	(.54)	10.38	41.13	—	[10]	1.00		.90		.99
6/30/2020	8.05	.06	.17	.23	(.13)	(.36)	(.49)	7.79	2.48	—	[10]	.91		.91		.71
6/30/2019	7.86	.33	— [11]	.33	(.08)	(.06)	(.14)	8.05	4.60	5		.90		.90		4.20
6/30/2018[6,7]	7.82	.07	.06	.13	(.09)	—	(.09)	7.86	1.59 [8]	—	[10]	1.07	[9]	.92	[9]	.99	[9]

	Year ended June 30,
	2022	2021	2020	2019	2018
Portfolio turnover rate for all share classes[12]	37%	35%	40%	38%	37%

[1]	Based on average shares outstanding.
[2]	For the year ended June 30, 2020, this reflects the impact of European Union tax reclaims received that resulted in an increase to net investment income. Had the reclaims not been paid, the Class M net investment income per share and ratio of net income to average net assets would have been lower by $.01 and .12 percentage points, respectively. The impact to other share classes would have been similar.
[3]	This column reflects the impact, if any, of certain reimbursements from CIInc. During some of the years shown, CIInc reimbursed a portion of transfer agent services fees and/or reimbursed a portion of miscellaneous fees and expenses.
[4]	This ratio does not include acquired fund fees and expenses.
[5]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[6]	Based on operations for a period that is less than a full year.
[7]	Class F-3 and R-6 shares began investment operations on September 1, 2017.
[8]	Not annualized.
[9]	Annualized.
[10]	Amount less than $1 million.
[11]	Amount less than $.01.
[12]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.

Refer to the notes to financial statements.

22	Emerging Markets Growth Fund

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of Emerging Markets Growth Fund, Inc.

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the investment portfolio, of Emerging Markets Growth Fund, Inc. (the “Fund”) as of June 30, 2022, the related statement of operations for the year ended June 30, 2022, the statements of changes in net assets for each of the two years in the period ended June 30, 2022, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended June 30, 2022 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2022 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Los Angeles, California
August 15, 2022

We have served as the auditor of one or more investment companies in The Capital Group Companies Investment Company Complex since 1934.

Emerging Markets Growth Fund	23

Emerging Markets Growth Fund, Inc.

Part C

Other Information

Item 28.	Exhibits for Registration Statement (1940 Act No. 811-04692 and 1933 Act No. 333-74995)

(a)	Articles of Incorporation – Articles of Amendment and Restatement effective 12/9/16 – previously filed (see P/E Amendment No. 30 filed 8/31/17); and Articles Supplementary effective 6/6/17 – previously filed (see P/E Amendment No. 30 filed 8/31/17)

(b)	By-laws – Amended and Restated by-laws effective 12/14/18 – previously filed (see P/E Amendment No. 34 filed 8/30/19)

(c)	Instruments Defining Rights of Security Holders – Amended Specimen Certificate of Common Stock – previously filed (see P/E Amendment No. 11 filed 1/17/07)

(d)	Investment Advisory Contracts – Amended and Restated Investment Advisory and Service Agreement dated 5/1/22

(e)	Underwriting Contracts – Amended and Restated Principal Underwriting Agreement effective 8/1/20 – previously filed (see P/E Amendment No. 36 filed 8/31/20)

(f)	Bonus or Profit Sharing Contracts – Amended and Restated Directors Deferred Compensation Plan effective 1/1/20 – previously filed (see P/E Amendment No. 36 filed 8/31/20)

(g)	Custodian Agreements – Form of Global Custody Agreement – previously filed (see P/E Amendment No. 12 filed 8/29/08); and Form of Amendment to Global Custody Agreement – previously filed (see P/E Amendment No. 25 filed 9/1/15)

(h)	Other Material Contracts – Form of Indemnification Agreement effective 12/9/16 – previously filed (see P/E Amendment No. 30 filed 8/31/17); Amended and Restated Shareholder Services Agreement effective 1/1/21 – previously filed (see P/E Amendment No. 38 filed 8/31/21) and Administrative Services Agreement effective 9/1/17 – previously filed (see P/E Amendment No. 30 filed 8/31/17)

(i)	Legal Opinion – Legal Opinion – previously filed (see P/E Amendment No. 5 filed 8/28/02; and P/E Amendment No. 30 filed 8/31/17)

(j)	Other Opinions – Consent of Independent Registered Public Accounting firm

(k)       Omitted Financial Statements – None

(l)       Initial Capital Agreements – None

(m)       Rule 12b-1 Plan – None

(n)	Rule 18f-3 Plan – Multiple Class Plan effective 1/1/21 – previously filed (see P/E Amendment No. 38 filed 8/31/21)

(o)       Reserved

(p)	Code of Ethics – Code of Ethics for The Capital Group Companies dated June 2022 and Code of Ethics for Registrant

Item 29.	Persons Controlled By or Under Common Control with Registrant

None.

Item 30.	Indemnification

The Registrant is a joint-insured under Investment Adviser/Mutual Fund Errors and Omissions Policies, which insure its officers and directors against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

The Registrant’s Articles of Incorporation and By-Laws provide that the Registrant will indemnify its officers and directors against any liability or expenses actually and reasonably incurred by such person in any proceeding arising out of or in connection with his or her service to the Registrant to the fullest extent permitted by applicable law, subject to certain conditions. Indemnification may be against judgments, penalties, fines, settlements, and reasonable expenses actually incurred by the director or officer in connection with any proceeding. However, if the proceeding was one by or in the right of the Corporation, indemnification may not be made in respect of any proceeding in which the director or officer shall have been adjudged to be liable to the Corporation. In accordance with Section 17(h) of the Investment Company Act of 1940, as amended, and its respective terms, these provisions do not protect any person against any liability to the Registrant or its shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

It is the position of the SEC that indemnification of directors and officers for liabilities arising under the Securities Act of 1933 is against public policy and is unenforceable pursuant to Section 14 of the Securities Act.

Item 31.	Business and Other Connections of Investment Advisers and Their Officers and Directors

For information relating to the investment adviser’s officers and directors, reference is made to Form ADV filed under the Investment Advisers Act of 1940 by Capital International, Inc.

Item 32.	Principal Underwriters

(a)        American Funds Distributors, Inc. is the Principal Underwriter of shares of: AMCAP Fund, American Balanced Fund, American Funds College Target Date Series, American Funds Corporate Bond Fund, American Funds Developing World Growth and Income Fund, American Funds Emerging Markets Bond Fund, American Funds Fundamental Investors, American Funds Global Balanced Fund, American Funds Global Insight Fund, The American Funds Income Series, American Funds Inflation Linked Bond Fund, American Funds International Vantage Fund, American Funds Mortgage Fund, American Funds Multi-Sector Income Fund, American Funds Portfolio Series, American Funds Retirement Income Portfolio Series, American Funds Short-Term Tax-Exempt Bond Fund, American Funds Strategic Bond Fund, American Funds Target Date Retirement Series, American Funds Tax-Exempt Fund of New York, The American Funds Tax-Exempt Series II, American Funds U.S. Government Money Market Fund, American High-Income Municipal Bond Fund, American High-Income Trust, American Mutual Fund, The Bond Fund of America, Capital Income Builder, Capital Group Core Equity ETF, Capital Group Core Plus Income ETF, Capital Group Dividend Value ETF, Capital Group Global Growth Equity ETF, Capital Group Growth ETF, Capital Group International Focus Equity ETF, Capital Group Private Client Services Funds, Capital Group U.S. Equity Fund, Capital World Bond Fund, Capital World Growth and Income Fund, Emerging Markets Growth Fund, Inc., EuroPacific Growth Fund, The Growth Fund of America, The Income Fund of America, Intermediate Bond Fund of America, International Growth and Income Fund, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, New World Fund, Inc., Short-Term Bond Fund of America, SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America and Washington Mutual Investors Fund

(b)

	(1) Name and Principal Business Address	(2) Positions and Offices with Underwriter	(3) Positions and Offices with Registrant
LAO	Anuj K. Agarwal	Vice President	None
LAO	Albert Aguilar, Jr.	Director, Vice President and Chief Compliance Officer	None
LAO	C. Thomas Akin II	Vice President	None
LAO	Mark G. Alteri	Regional Vice President	None
LAO	Colleen M. Ambrose	Vice President	None
LAO	Christopher S. Anast	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	William C. Anderson	Director and Senior Vice President	None
LAO	Dion T. Angelopoulos	Assistant Vice President	None
CHO	Erik J. Applegate	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Luis F. Arocha	Regional Vice President	None

LAO	Keith D. Ashley	Regional Vice President	None
LAO	Julie A. Asher	Assistant Vice President	None
LAO	Curtis A. Baker	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	T. Patrick Bardsley	Senior Vice President	None
SNO	Mark C. Barile	Assistant Vice President	None
LAO	Shakeel A. Barkat	Senior Vice President	None
LAO	Jefferson F. Bartley, Jr.	Regional Vice President	None
LAO	Antonio M. Bass	Regional Vice President	None
LAO	Andrew Z. Bates	Assistant Vice President	None
LAO	Brett A. Beach	Assistant Vice President	None
LAO	Katherine A. Beattie	Senior Vice President	None
LAO	Scott G. Beckerman	Senior Vice President	None
LAO	Bethann Beiermeister	Regional Vice President	None
LAO	Jeb M. Bent	Vice President	None
LAO	Matthew D. Benton	Vice President	None
LAO	Jerry R. Berg	Senior Vice President	None
LAO	Michel L. Bergesen	Vice President	None
LAO	Joseph W. Best, Jr.	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Matthew F. Betley	Vice President	None
LAO	Roger J. Bianco, Jr.	Senior Vice President	None
LAO	Ryan M. Bickle	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Jay A. Binstock	Assistant Vice President	None
LAO	Peter D. Bjork	Regional Vice President	None
SNO	Nasaly Blake	Assistant Vice President	None
DCO	Bryan K. Blankenship	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Marek Blaskovic	Vice President	None
LAO	Matthew C. Bloemer	Regional Vice President	None
LAO	Jeffrey E. Blum	Regional Vice President	None

LAO	Gerard M. Bockstie, Jr.	Senior Vice President	None
LAO	Jon T. Boldt	Regional Vice President	None
LAO	Ainsley J. Borel	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Jill M. Boudreau	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Andre W. Bouvier	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Michael A. Bowman	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Jordan C. Bowers	Regional Vice President	None
LAO	David H. Bradin	Vice President	None
LAO	William P. Brady	Senior Vice President	None
LAO	William G. Bridge	Senior Vice President	None
IND	Robert W. Brinkman	Assistant Vice President	None
LAO	Jeffrey R. Brooks	Senior Vice President	None
LAO	Kevin G. Broulette	Vice President, Capital Group Institutional Investment Services Division	None
LAO	E. Chapman Brown, Jr.	Vice President	None
LAO	Toni L. Brown	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Elizabeth S. Brownlow	Vice President	None
LAO	Gary D. Bryce	Senior Vice President	None
LAO	Ronan J. Burke	Senior Vice President, Capital Group Institutional Investment Services Division	None
IND	Jennifer L. Butler	Assistant Vice President	None
LAO	Steven Calabria	Senior Vice President	None
LAO	Thomas E. Callahan	Senior Vice President	None
LAO	Anthony J. Camilleri	Vice President	None
LAO	Kelly V. Campbell	Senior Vice President	None
LAO	Patrick C. Campbell III	Regional Vice President	None
LAO	Anthon S. Cannon III	Vice President	None
LAO	Kevin J. Carevic	Regional Vice President	None
LAO	Jason S. Carlough	Vice President	None
LAO	Kim R. Carney	Senior Vice President	None

LAO	Damian F. Carroll	Senior Vice President	None
IND	Gisele L. Carter	Assistant Vice President	None
LAO	James D. Carter	Senior Vice President	None
LAO	Stephen L. Caruthers	Senior Vice President, Capital Group Institutional Investment Services Division	None
SFO	James G. Carville	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Philip L. Casciano	Vice President	None
LAO	Brian C. Casey	Senior Vice President	None
LAO	Christopher M. Cefalo	Vice President	None
LAO	Joseph M. Cella	Regional Vice President	None
IND	Alexzania N. Chambers	Assistant Vice President	None
LAO	Kent W. Chan	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Thomas M. Charon	Senior Vice President	None
LAO	Ibrahim Chaudry	Vice President, Capital Group Institutional Investment Services Division	None
SNO	Marcus L. Chaves	Assistant Vice President	None
LAO	Si J. Chen	Assistant Vice President	None
LAO	Daniel A. Chodosch	Vice President	None
LAO	Wellington Choi	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Peter J. Chong	Assistant Vice President	None
LAO	Andrew T. Christos	Vice President	None
LAO	Robert S. Chu	Assistant Vice President	None
LAO	Paul A. Cieslik	Senior Vice President	None
IND	G. Michael Cisternino	Vice President	None
LAO	Andrew R. Claeson	Vice President	None
LAO	Michael J. Clark	Regional Vice President	None
LAO	Jamie A. Claypool	Vice President	None
LAO	Kyle R. Coffey	Regional Vice President	None
IND	Timothy J. Colvin	Regional Vice President	None
IRV	Erin K. Concepcion	Assistant Vice President	None

SNO	Brandon J. Cone	Vice President	None
LAO	Christopher M. Conwell	Vice President	None
LAO	C. Jeffrey Cook	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Greggory J. Cowan	Regional Vice President	None
LAO	Joseph G. Cronin	Senior Vice President	None
LAO	D. Erick Crowdus	Senior Vice President	None
SNO	Zachary A. Cutkomp	Regional Vice President	None
LAO	Hanh M. Dao	Vice President	None
LAO	Alex L. DaPron	Regional Vice President	None
LAO	William F. Daugherty	Senior Vice President	None
SNO	Bradley C. Davis	Assistant Vice President	None
LAO	Scott T. Davis	Vice President	None
LAO	Peter J. Deavan	Senior Vice President	None
LAO	Kristofer J. DeBonville	Regional Vice President	None
LAO	Guy E. Decker	Senior Vice President	None
LAO	Daniel Delianedis	Senior Vice President	None
LAO	Mark A. Dence	Senior Vice President	None
SNO	Brian M. Derrico	Vice President	None
LAO	Stephen Deschenes	Senior Vice President	None
LAO	Maddi L. Dessner	Senior Vice President	None
LAO	Alexander J. Diorio	Regional Vice President	None
LAO	Mario P. DiVito	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Kevin F. Dolan	Senior Vice President	None
LAO	John H. Donovan IV	Vice President	None
LAO	Ronald Q. Dottin	Senior Vice President	None
LAO	John J. Doyle	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Ryan T. Doyle	Vice President	None
LAO	Craig Duglin	Senior Vice President	None

LAO	Alan J. Dumas	Vice President	None
LAO	Sean P. Durkin	Regional Vice President	None
LAO	John E. Dwyer IV	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Christopher P. Dziubasik	Assistant Vice President	None
IND	Karyn B. Dzurisin	Vice President	None
LAO	Keisha L. Earle	Senior Vice President	None
LAO	Kevin C. Easley	Senior Vice President	None
LAO	Shirley Ecklund	Senior Vice President	None
LAO	Damian Eckstein	Senior Vice President	None
LAO	Matthew J. Eisenhardt	Senior Vice President	None
LAO	John A. Erickson	Regional Vice President	None
LAO	Riley O. Etheridge, Jr.	Senior Vice President	None
LAO	Bryan R. Favilla	Senior Vice President	None
LAO	Joseph M. Fazio	Regional Vice President	None
LAO	Mark A. Ferraro	Senior Vice President	None
LAO	Brandon J. Fetta	Regional Vice President	None
LAO	Naomi A. Fink	Assistant Vice President	None
LAO	John P. Finneran III	Regional Vice President	None
LAO	Layne M. Finnerty	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Kevin H. Folks	Senior Vice President	None
IND	Kelly B. Fonderoli	Assistant Vice President	None
LAO	David R. Ford	Vice President	None
LAO	William E. Ford	Senior Vice President	None
IRV	Robert S. Forshee	Assistant Vice President	None
LAO	Steven M. Fox	Vice President	None
LAO	Holly C. Framsted	Senior Vice President	None
LAO	Rusty A. Frauhiger	Regional Vice President	None
LAO	Daniel Frick	Senior Vice President	None

LAO	Vincent C. Fu	Assistant Vice President	None
LAO	Tyler L. Furek	Vice President	None
LAO	Jignesh D. Gandhi	Assistant Vice President	None
SNO	Arturo V. Garcia, Jr.	Vice President	None
LAO	J. Gregory Garrett	Senior Vice President, Capital Group Institutional Investment Services Division	None
SNO	Edward S. Garza	Vice President	None
LAO	Brian K. Geiger	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Leslie B. Geller	Senior Vice President	None
LAO	Jacob M. Gerber	Vice President, Capital Group Institutional Investment Services Division	None
LAO	J. Christopher Gies	Senior Vice President	None
LAO	Pamela A. Gillett	Vice President	None
LAO	William F. Gilmartin	Vice President	None
LAO	Kathleen D. Golden	Regional Vice President	None
NYO	Joshua H. Gordon	Vice President, Capital Group Institutional Investment Services Division	None
SNO	Craig B. Gray	Assistant Vice President	None
LAO	Robert E. Greeley, Jr.	Vice President	None
LAO	Jameson R. Greenstone	Vice President	None
LAO	Eric M. Grey	Senior Vice President	None
LAO	Karen M. Griffin	Assistant Vice President	None
LAO	E. Renee Grimm	Senior Vice President	None
LAO	Scott A. Grouten	Vice President	None
SNO	John S. Gryniewicz	Regional Vice President	None
SNO	Virginia Guevara	Assistant Vice President	None
IRV	Steven Guida	Senior Vice President and Director	None
LAO	Sam S. Gumma	Vice President	None
LAO	Jan S. Gunderson	Senior Vice President	None
SNO	Lori L. Guy	Regional Vice President	None
LAO	Ralph E. Haberli	Senior Vice President; Senior Vice President, Capital Group Institutional Investment Services Division	None

LAO	Janna C. Hahn	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Paul B. Hammond	Senior Vice President	None
LAO	Philip E. Haning	Vice President	None
LAO	Katy L. Hanke	Senior Vice President	None
LAO	Dale K. Hanks	Vice President, Capital Group Institutional Investment Services Division	None
LAO	David R. Hanna	Vice President	None
LAO	Brandon S. Hansen	Vice President	None
LAO	Julie O. Hansen	Vice President	None
LAO	John R. Harley	Senior Vice President	None
LAO	Calvin L. Harrelson III	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Craig W. Hartigan	Senior Vice President	None
LAO	Alan M. Heaton	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Clifford W. “Webb” Heidinger	Vice President	None
LAO	Brock A. Hillman	Senior Vice President	None
IND	Kristin S. Himsel	Vice President	None
LAO	Jennifer M. Hoang	Vice President	None
SNO	Emilia A. Holt	Assistant Vice President	None
LAO	Dennis L. Hooper	Regional Vice President	None
LAO	Jessica K. Hooyenga	Regional Vice President	None
LAO	Heidi B. Horwitz-Marcus	Senior Vice President	None
LAO	David R. Hreha	Vice President	None
LAO	Frederic J. Huber	Senior Vice President	None
LAO	Jeffrey K. Hunkins	Senior Vice President	None
LAO	Angelia G. Hunter	Senior Vice President	None
LAO	Christa M. Iacono	Assistant Vice President	None
LAO	Marc G. Ialeggio	Senior Vice President	None
IND	David K. Jacocks	Vice President	None
LAO	Maurice E. Jadah	Regional Vice President	None

LAO	W. Chris Jenkins	Senior Vice President	None
LAO	Daniel J. Jess II	Senior Vice President	None
IND	Jameel S. Jiwani	Regional Vice President	None
CHO	Allison S. Johnston	Assistant vice President	None
LAO	Brendan M. Jonland	Senior Vice President	None
LAO	Kathryn H. Jordan	Vice President	None
LAO	David G. Jordt	Vice President	None
LAO	Stephen T. Joyce	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Wassan M. Kasey	Vice President	None
IND	Joel A. Kaul	Assistant Vice President	None
LAO	John P. Keating	Senior Vice President	None
LAO	David B. Keib	Senior Vice President	None
LAO	Brian G. Kelly	Senior Vice President	None
LAO	Christopher J. Kennedy	Vice President	None
LAO	Jason A. Kerr	Vice President	None
LAO	Ryan C. Kidwell	Senior Vice President	None
LAO	Nora A. Kilaghbian	Vice President	None
LAO	Charles A. King	Senior Vice President, Capital Group Institutional Investment Services Division	None
IND	Eric M. Kirkman	Vice President	None
LAO	Mark Kistler	Senior Vice President	None
LAO	Stephen J. Knutson	Assistant Vice President	None
LAO	Michael J. Koch	Regional Vice President	None
LAO	James M. Kreider	Vice President	None
LAO	Andrew M. Kruger	Regional Vice President	None
SNO	David D. Kuncho	Vice President	None
LAO	Jialing Lang	Assistant Vice President	None
LAO	Richard M. Lang	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Christopher F. Lanzafame	Senior Vice President	None

LAO	Mark G. LaRoque	Senior Vice President	None
LAO	Andrew P. Laskowski	Vice President	None
LAO	Matthew N. Leeper	Senior Vice President	None
LAO	Victor J. LeMay	Regional Vice President	None
LAO	Clay M. Leveritt	Vice President	None
LAO	Estela R. Levin	Senior Vice President	None
LAO	Emily R. Liao	Vice President	None
LAO	Lorin E. Liesy	Senior Vice President	None
LAO	Chris H. Lin	Assistant Vice President	None
IND	Justin L. Linder	Assistant Vice President	None
LAO	Louis K. Linquata	Senior Vice President	None
SNO	Adam C. Lozano	Assistant Vice President	None
LAO	Omar J. Love	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Reid A. Luna	Vice President, Capital Group Institutional Investment Services Division	None
CHO	Karin A. Lystad	Assistant Vice President, Capital Group Institutional Investment Services Division	None
LAO	Peter K. Maddox	Vice President	None
LAO	James M. Maher	Vice President	None
LAO	Brendan T. Mahoney	Senior Vice President	None
LAO	Nathan G. Mains	Senior Vice President	None
LAO	Jeffrey N. Malbasa	Vice President	None
LAO	Usma A. Malik	Vice President	None
LAO	Chantal M. Manseau Guerdat	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Rolando S. Manzo	Assistant Vice President	None
LAO	Brooke M. Marrujo	Senior Vice President	None
LAO	Kristan N. Martin	Regional Vice President	None
CHO	James M. Mathenge	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Stephen B. May	Vice President	None
LAO	Joseph A. McCreesh, III	Senior Vice President	None

LAO	Ross M. McDonald	Senior Vice President	None
LAO	Jennifer L. McGrath	Regional Vice President	None
LAO	Timothy W. McHale	Secretary	Vice President
SNO	Michael J. McLaughlin	Assistant Vice President	None
LAO	Max J. McQuiston	Senior Vice President	None
LAO	Curtis D. Mc Reynolds	Vice President	None
IND	Melissa M. Meade	Assistant Vice President	None
LAO	Scott M. Meade	Senior Vice President	None
LAO	Paulino Medina	Regional Vice President	None
LAO	Britney L. Melvin	Vice President	None
LAO	Simon Mendelson	Senior Vice President	None
LAO	David A. Merrill	Assistant Vice President	None
SNO	Lauren A. Merriweather	Assistant Vice President	None
LAO	Conrad F. Metzger	Regional Vice President	None
LAO	Carl B. Meyer	Regional Vice President	None
LAO	Benjamin J. Miller	Vice President	None
LAO	Jennifer M. Miller	Vice President	None
LAO	Jeremy A. Miller	Regional Vice President	None
LAO	Tammy H. Miller	Vice President	None
LAO	William T. Mills	Senior Vice President	None
LAO	Sean C. Minor	Senior Vice President	None
LAO	Louis W. Minora	Vice President	None
LAO	James R. Mitchell III	Senior Vice President	None
LAO	Charles L. Mitsakos	Senior Vice President	None
IND	Eric E. Momcilovich	Assistant Vice President	None
CRDM	Christopher Moore	Assistant Vice President, Capital Group Institutional Investment Services Division	None
LAO	David H. Morrison	Vice President	None
LAO	Andrew J. Moscardini	Senior Vice President, Capital Group Institutional Investment Services Division	None

LAO	Stanley Moy	Assistant Vice President	None
LAO	Joseph M. Mulcahy	Regional Vice President	None
LAOW	Ryan D. Murphy	Senior Vice President	None
NYO	Timothy J. Murphy	Senior Vice President	None
LAO	Zahid Nakhooda	Regional Vice President	None
IND	Kristen L. Nelson	Assistant Vice President	None
LAO	Jon C. Nicolazzo	Senior Vice President	None
LAO	Earnest M. Niemi	Senior Vice President	None
LAO	Matthew P. O’Connor	Director, Chairman and Chief Executive Officer; Senior Vice President, Capital Group Institutional Investment Services Division	None
IND	Jody L. O’Dell	Assistant Vice President	None
LAO	Jonathan H. O’Flynn	Senior Vice President	None
LAO	Arthur B. Oliver	Vice President	None
LAO	Peter A. Olsen	Vice President	None
LAO	Jeffrey A. Olson	Vice President	None
IND	Susan L. Oman	Assistant Vice President	None
LAO	Thomas A. O’Neil	Senior Vice President	None
IRV	Paula A. Orologas	Vice President	None
LAO	Vincent A. Ortega	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Gregory H. Ortman	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Shawn M. O’Sullivan	Senior Vice President	None
IND	Lance T. Owens	Vice President	None
LAO	Kristina E. Page	Vice President	None
LAO	Jeffrey C. Paguirigan	Senior Vice President	None
LAO	Sujata H. Parikh	Senior Vice President	None
LAO	Rodney Dean Parker II	Senior Vice President	None
LAO	Ingrid S. Parl	Regional Vice President	None
LAO	William D. Parsley	Regional Vice President	None
LAO	Timothy C. Patterson	Vice President	None

LAO	W. Burke Patterson, Jr.	Senior Vice President	None
LAO	Gary A. Peace	Senior Vice President	None
SNO	Adam P. Peach	Vice President	None
LAO	Robert J. Peche	Vice President	None
LAO	Elena M. Peerson	Regional Vice President	None
IRV	Grace L. Pelczynski	Assistant Vice President	None
SNO	Sejal U. Penkar	Regional Vice President	None
LAO	Harry A. Phinney	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Adam W. Phillips	Vice President	None
LAO	Joseph M. Piccolo	Senior Vice President	None
LAO	Carl S. Platou	Senior Vice President	None
LAO	David T. Polak	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Michael E. Pollgreen	Vice President	None
LAO	Charles R. Porcher	Senior Vice President	None
SNO	Robert B. Potter III	Assistant Vice President	None
LAO	Darrell W. Pounders	Regional Vice President	None
LAOW	Colyar W. Pridgen	Vice President	None
LAO	Michelle L. Pullen	Regional Vice President	None
LAO	Victoria M. Quach	Assistant Vice President	None
LAO	Steven J. Quagrello	Senior Vice President	None
IND	Kelly S. Quick	Assistant Vice President	None
LAO	Michael R. Quinn	Senior Vice President	None
LAO	Ryan E. Radtke	Regional Vice President	None
LAO	James R. Raker	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Rachel M. Ramos	Vice President	None
SNO	Eddie A. Rascon	Regional Vice President	None
LAO	Rene M. Reincke	Vice President, Treasurer and Director	None
LAO	Lesley P. Reinhart	Regional Vice President	None

LAO	Michael D. Reynaert	Regional Vice President	None
LAO	Adnane Rhazzal	Regional Vice President	None
LAO	Christopher J. Richardson	Senior Vice President	None
SNO	Stephanie A. Robichaud	Assistant Vice President	None
LAO	Jeffrey J. Robinson	Vice President	None
LAO	Matthew M. Robinson	Senior Vice President	None
LAO	Jennifer R. Rocci	Regional Vice President	None
LAO	Bethany M. Rodenhuis	Senior Vice President	None
LAO	Rochelle C. Rodriguez	Senior Vice President	None
LAO	Melissa B. Roe	Senior Vice President	None
LAO	Thomas W. Rose	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Rome D. Rottura	Senior Vice President	None
LAO	Shane A. Russell	Senior Vice President	None
LAO	Leah O. Ryan	Vice President	None
LAO	William M. Ryan	Senior Vice President	None
IND	Brenda S. Rynski	Regional Vice President	None
LAO	Richard A. Sabec, Jr.	Senior Vice President	None
SNO	Richard R. Salinas	Vice President	None
LAO	Paul V. Santoro	Senior Vice President	None
LAO	Raj S. Sarai	Vice President	None
LAO	Keith A. Saunders	Senior Vice President	None
LAO	Joe D. Scarpitti	Senior Vice President	None
LAO	Michael A. Schweitzer	Senior Vice President	None
LAO	Domenic A. Sciarra	Assistant Vice President	None
LAO	Mark A. Seaman	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	James J. Sewell III	Senior Vice President	None
LAO	Arthur M. Sgroi	Senior Vice President	None
LAO	Nathan W. Simmons	Vice President	None

LAO	Kelly S. Simon	Senior Vice President, Capital Group Institutional Investment Services Division	None
SNO	Julia M. Sisente	Assistant Vice President	None
LAO	Melissa A. Sloane	Senior Vice President	None
CHO	Jason C. Smith	Assistant Vice President, Capital Group Institutional Investment Services Division	None
LAO	Joshua J. Smith	Regional Vice President	None
LAO	Taylor D. Smith	Regional Vice President	None
SNO	Stacy D. Smolka	Senior Vice President	None
LAO	Stephanie L. Smolka	Regional Vice President	None
LAO	J. Eric Snively	Senior Vice President	None
LAO	John A. Sobotowski	Assistant Vice President	None
SNO	Chadwick R. Solano	Assistant Vice President	None
LAO	Charles V. Sosa	Regional Vice President	None
LAO	Alexander T. Sotiriou	Regional Vice President	None
LAO	Kristen J. Spazafumo	Senior Vice President	None
LAO	Steven J. Sperry	Assistant Vice President	None
LAO	Margaret V. Steinbach	Vice President	None
LAO	Michael P. Stern	Senior Vice President	None
LAO	Andrew J. Strandquist	Senior Vice President	None
LAO	Allison M. Straub	Regional Vice President	None
LAO	Valerie B. Stringer	Regional Vice President	None
LAO	John R. Sulzicki	Regional Vice President	None
LAO	Peter D. Thatch	Senior Vice President	None
LAO	John B. Thomas	Vice President	None
LAO	Cynthia M. Thompson	Senior Vice President, Capital Group Institutional Investment Services Division	None
HRO	Stephen B. Thompson	Regional Vice President	None
LAO	Mark R. Threlfall	Vice President	None
LAO	Ryan D. Tiernan	Senior Vice President	None
LAO	Russell W. Tipper	Senior Vice President	None

LAO	Luke N. Trammell	Senior Vice President	None
LAO	Jordan A. Trevino	Vice President	None
LAO	Michael J. Triessl	Director	None
LAO	Shaun C. Tucker	Senior Vice President	None
IRV	Sean M. Tupy	Vice President	None
LAO	Kate M. Turner	Regional Vice President	None
SNO	Corey W. Tyson	Regional Vice President	None
IND	Ryan C. Tyson	Assistant Vice President	None
LAO	Jason A. Uberti	Vice President	None
LAO	David E. Unanue	Senior Vice President	None
LAO	John W. Urbanski	Regional Vice President	None
LAO	Idoya Urrutia	Vice President	None
LAO	Joe M. Valencia	Regional Vice President	None
LAO	Patrick D. Vance	Senior Vice President	None
LAO	Veronica Vasquez	Assistant Vice President	None
LAO-W	Gerrit Veerman III	Senior Vice President, Capital Group Institutional Investment Services	None
LAO	Cynthia G. Velazquez	Assistant Vice President	None
LAO	Spilios Venetsanopoulos	Vice President	None
LAO	J. David Viale	Senior Vice President	None
LAO	Austin J. Vierra	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Robert D. Vigneaux III	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Julie A. Vogel	Regional Vice President	None
LAO	Todd R. Wagner	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Jon N. Wainman	Vice President	None
ATO	Jason C. Wallace	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Sherrie S. Walling	Vice President	None
LAO	Brian M. Walsh	Senior Vice President	None
LAO	Susan O. Walton	Senior Vice President, Capital Group Institutional Investment Services Division	None

SNO	Chris L. Wammack	Vice President	None
IND	Kristen M. Weaver	Vice President	None
LAO	Timothy S. Wei	Assistant Vice President	None
SNO	Gordon S. Wells	Regional Vice President	None
LAO	George J. Wenzel	Senior Vice President	None
LAO	Jason M. Weybrecht	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Adam B. Whitehead	Senior Vice President	None
LAO	Jonathan D. Wilson	Regional Vice President	None
LAO	Steven Wilson	Senior Vice President	None
LAO	Steven C. Wilson	Vice President	None
LAO	Anthony J. Wingate	Regional Vice President	None
LAO	Kimberly D. Wood	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Kurt A. Wuestenberg	Senior Vice President	None
LAO	Jason P. Young	Senior Vice President	None
LAO	Jonathan A. Young	Senior Vice President	None
LAO	Raul Zarco, Jr.	Vice President, Capital Group Institutional Investment Services Division	None
IND	Ellen M. Zawacki	Vice President	None
LAO	Connie R. Zeender	Regional Vice President	None
LAO	Heidi H. Zhang	Assistant Vice President	None
NYO	Tanya Zolotarevskiy	Vice President, Capital Group Institutional Investment Services Division	None

__________

HRO	Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
IND	Business Address, 12811 North Meridian Street, Carmel, IN 46032
IRV	Business Address, 6455 Irvine Center Drive, Irvine, CA 92618
LAO	Business Address, 333 South Hope Street, Los Angeles, CA 90071
LAO-W	Business Address, 11100 Santa Monica Blvd., 15th Floor, Los Angeles, CA 90025
NYO	Business Address, 399 Park Avenue, 34th Floor, New York, NY 10022
SFO	Business Address, One Market, Steuart Tower, Suite 1800, San Francisco, CA 94105
SNO	Business Address, 3500 Wiseman Boulevard, San Antonio, TX 78251

(c)                None

Item 33.	Location of Accounts and Records

Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and kept in the offices of the Registrant’s investment adviser, Capital International, Inc. at 333 South Hope Street, Los Angeles, California 90071; 6455 Irvine Center Drive, Irvine, California 92618; and/or 5300 Robin Hood Road, Norfolk, Virginia 23513.

Registrant’s records covering shareholder accounts are maintained and kept by its transfer agent, American Funds Service Company, 6455 Irvine Center Drive, Irvine, California 92618; 12811 North Meridian Street, Carmel, Indiana 46032; 3500 Wiseman Boulevard, San Antonio, Texas 78251; and 5300 Robin Hood Road, Norfolk, Virginia 23513.

Records covering portfolio transactions are maintained and kept by the Registrant’s custodian, JPMorgan Chase Bank, 270 Park Avenue, New York, NY 10017-2070.

Item 34.	Management Services

Not Applicable.

Item 35.	Undertakings

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Los Angeles, and State of California, on the 29th day of August, 2022.

EMERGING MARKETS GROWTH FUND, INC.

By: /s/ Victor D. Kohn

(Victor D. Kohn, President)

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on August 29, 2022, by the following persons in the capacities indicated.

	Signature	Title
(1)	Principal Executive Officer

	/s/ Victor D. Kohn	President
(Victor D. Kohn)

(2)	Principal Financial Officer and Principal Accounting Officer

	/s/ Gregory F. Niland	Treasurer
(Gregory F. Niland)

(3)	Directors
	John S. Armour*	Director
	Vanessa C. L. Chang*	Chair of the Board (Independent and Non-Executive)
	James G. Ellis*	Director
	Jennifer C. Feikin*	Director
	Pablo R. González Guajardo *	Director
	Leslie Stone Heisz*	Director
	William D. Jones*	Director

*By:	/s/ Courtney R. Taylor
(Courtney R. Taylor, pursuant to a power of attorney filed herewith)

Counsel represents that this amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of Rule 485(b).

/s/ Clara Kang

(Clara Kang, Counsel)

POWER OF ATTORNEY

I, John S. Armour, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds Global Insight Fund (File No. 333-233375, File No. 811-23468)
-	American Funds International Vantage Fund (File No. 333-233374, File No. 811-23467)
-	Capital Group Private Client Services Funds (File No. 333-163115, File No. 811-22349)
-	Capital Group U.S. Equity Fund (File No. 333-233376, File No. 811-23469)
-	Emerging Markets Growth Fund, Inc. (File No. 333-74995, File No. 811-04692)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Michael W. Stockton Courtney R. Taylor Timothy W. McHale Jane Y. Chung Susan K. Countess Julie E. Lawton	Brian D. Bullard Sandra Chuon Kyle J. Ilsley Brian C. Janssen Hong T. Le Gregory F. Niland W. Michael Pattie

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Palos Verdes, CA , on 10/20/2020.

(City, State) (Date)

/s/ John S. Armour

John S. Armour, Board member

POWER OF ATTORNEY

I, Vanessa C. L. Chang, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	American Funds Developing World Growth and Income Fund (File No. 333-190913, File No. 811-22881)
-	American Funds Global Insight Fund (File No. 333-233375, File No. 811-23468)
-	American Funds International Vantage Fund (File No. 333-233374, File No. 811-23467)
-	Capital Group Core Equity ETF (File No. 333-259021, File No. 811-23735)
-	Capital Group Core Plus Income ETF (File No. 333-259025, File No. 811-23738)
-	Capital Group Dividend Value ETF (File No. 333-259023, File No. 811-23736)
-	Capital Group Global Growth Equity ETF (File No. 333-259024, File No. 811-23737)
-	Capital Group Growth ETF (File No. 333-259020, File No. 811-23733)
-	Capital Group International Focus Equity ETF (File No. 333-259022, File No. 811-23734)
-	Capital Group Private Client Services Funds (File No. 333-163115, File No. 811-22349)
-	Capital Group U.S. Equity Fund (File No. 333-233376, File No. 811-23469)
-	Emerging Markets Growth Fund, Inc. (File No. 333-74995, File No. 811-04692)
-	EuroPacific Growth Fund (File No. 002-83847, File No. 811-03734)
-	EuroPacific Growth Fund
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)
-	New Perspective Fund (File No. 002-47749, File No. 811-02333)
-	New World Fund, Inc. (File No. 333-67455, File No. 811-09105)
-	American Funds New World Fund

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Julie E. Lawton Michael W. Stockton Courtney R. Taylor Timothy W. McHale Jane Y. Chung Susan K. Countess Marilyn Paramo Lovelyn C. Sims Michael R. Tom	Sandra Chuon Kyle J. Ilsley Brian C. Janssen Hong T. Le Gregory F. Niland Becky L. Park W. Michael Pattie Troy S. Tanner

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Houston, Texas, on December 10, 2021.

(City, State)

/s/ Vanessa C. L. Chang

Vanessa . L. Chang, Board member

POWER OF ATTORNEY

I, James G. Ellis, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	AMCAP Fund (File No. 002-26516, File No. 811-01435)
-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	American Funds Global Balanced Fund (File No. 333-170605, File No. 811-22496)
-	American Funds Global Insight Fund (File No. 333-233375, File No. 811-23468)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds International Vantage Fund (File No. 333-233374, File No. 811-23467)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	American Mutual Fund (File No. 002-10607, File No. 811-00572)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)
-	Capital Group Central Fund Series II (File No. 811-23633)
-	Capital Group Private Client Services Funds (File No. 333-163115, File No. 811-22349)
-	Capital Group U.S. Equity Fund (File No. 333-233376, File No. 811-23469)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Emerging Markets Growth Fund, Inc. (File No. 333-74995, File No. 811-04692)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler

Steven I. Koszalka

Julie E. Lawton

Michael W. Stockton

Courtney R. Taylor

Timothy W. McHale

Zarouhi M. Chavdarian

Jane Y. Chung

Susan K. Countess

Marilyn Paramo

Lovelyn C. Sims

Michael R. Tom

Brian D. Bullard Sandra Chuon Kyle J. Ilsley Brian C. Janssen Hong T. Le Gregory F. Niland W. Michael Pattie

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at San Marino, CA, on March 10, 2021.

(City, State)

/s/ James G. Ellis

James G. Ellis, Board member

POWER OF ATTORNEY

I, Jennifer C. Feikin, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds Global Insight Fund (File No. 333-233375, File No. 811-23468)
-	American Funds International Vantage Fund (File No. 333-233374, File No. 811-23467)
-	Capital Group Core Equity ETF (File No. 333-259021, File No. 811-23735)
-	Capital Group Core Plus Income ETF (File No. 333-259025, File No. 811-23738)
-	Capital Group Dividend Value ETF (File No. 333-259023, File No. 811-23736)
-	Capital Group Global Growth Equity ETF (File No. 333-259024, File No. 811-23737)
-	Capital Group Growth ETF (File No. 333-259020, File No. 811-23733)
-	Capital Group International Focus Equity ETF (File No. 333-259022, File No. 811-23734)
-	Capital Group Private Client Services Funds (File No. 333-163115, File No. 811-22349)
-	Capital Group U.S. Equity Fund (File No. 333-233376, File No. 811-23469)
-	Emerging Markets Growth Fund, Inc. (File No. 333-74995, File No. 811-04692)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Julie E. Lawton Michael W. Stockton Courtney R. Taylor Timothy W. McHale Jane Y. Chung Susan K. Countess Marilyn Paramo Lovelyn C. Sims Michael R. Tom	Sandra Chuon Kyle J. Ilsley Brian C. Janssen Hong T. Le Gregory F. Niland Becky L. Park W. Michael Pattie Troy S. Tanner

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Park City, Utah, on December 10, 2021.

(City, State)

/s/ Jennifer C. Feikin

Jennifer C. Feikin, Board member

POWER OF ATTORNEY

I, Pablo R. González Guajardo, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	AMCAP Fund (File No. 002-26516, File No. 811-01435)
-	American Funds Global Balanced Fund (File No. 333-170605, File No. 811-22496)
-	American Funds Global Insight Fund (File No. 333-233375, File No. 811-23468)
-	American Funds International Vantage Fund (File No. 333-233374, File No. 811-23467)
-	American Mutual Fund (File No. 002-10607, File No. 811-00572)
-	Capital Group Core Equity ETF (File No. 333-259021, File No. 811-23735)
-	Capital Group Core Plus Income ETF (File No. 333-259025, File No. 811-23738)
-	Capital Group Dividend Value ETF (File No. 333-259023, File No. 811-23736)
-	Capital Group Global Growth Equity ETF (File No. 333-259024, File No. 811-23737)
-	Capital Group Growth ETF (File No. 333-259020, File No. 811-23733)
-	Capital Group International Focus Equity ETF (File No. 333-259022, File No. 811-23734)
-	Capital Group Private Client Services Funds (File No. 333-163115, File No. 811-22349)
-	Capital Group U.S. Equity Fund (File No. 333-233376, File No. 811-23469)
-	Emerging Markets Growth Fund, Inc. (File No. 333-74995, File No. 811-04692)
-	EuroPacific Growth Fund (File No. 002-83847, File No. 811-03734)
-	EuroPacific Growth Fund
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)
-	New Perspective Fund (File No. 002-47749, File No. 811-02333)
-	New World Fund, Inc. (File No. 333-67455, File No. 811-09105)
-	American Funds New World Fund

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Julie E. Lawton Michael W. Stockton Courtney R. Taylor Timothy W. McHale Jane Y. Chung Susan K. Countess Marilyn Paramo Lovelyn C. Sims Michael R. Tom	Sandra Chuon Kyle J. Ilsley Brian C. Janssen Hong T. Le Gregory F. Niland Becky L. Park W. Michael Pattie Troy S. Tanner

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Mexico City, on December 10, 2021.

(City, State)

/s/ Pablo Roberto González Guajardo

Pablo R. González Guajardo, Board member

POWER OF ATTORNEY

I, Leslie Stone Heisz, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds Global Insight Fund (File No. 333-233375, File No. 811-23468)
-	American Funds International Vantage Fund (File No. 333-233374, File No. 811-23467)
-	Capital Group Core Equity ETF (File No. 333-259021, File No. 811-23735)
-	Capital Group Core Plus Income ETF (File No. 333-259025, File No. 811-23738)
-	Capital Group Dividend Value ETF (File No. 333-259023, File No. 811-23736)
-	Capital Group Global Growth Equity ETF (File No. 333-259024, File No. 811-23737)
-	Capital Group Growth ETF (File No. 333-259020, File No. 811-23733)
-	Capital Group International Focus Equity ETF (File No. 333-259022, File No. 811-23734)
-	Capital Group Private Client Services Funds (File No. 333-163115, File No. 811-22349)
-	Capital Group U.S. Equity Fund (File No. 333-233376, File No. 811-23469)
-	Emerging Markets Growth Fund, Inc. (File No. 333-74995, File No. 811-04692)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Julie E. Lawton Michael W. Stockton Courtney R. Taylor Timothy W. McHale Jane Y. Chung Susan K. Countess Marilyn Paramo Lovelyn C. Sims Michael R. Tom	Sandra Chuon Kyle J. Ilsley Brian C. Janssen Hong T. Le Gregory F. Niland Becky L. Park W. Michael Pattie Troy S. Tanner

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, on December 10, 2021.

(City, State)

/s/ Leslie Heisz

Leslie Stone Heisz, Board member

POWER OF ATTORNEY

I, William D. Jones, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	AMCAP Fund (File No. 002-26516, File No. 811-01435)
-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	American Funds Developing World Growth and Income Fund (File No. 333-190913, File No. 811-22881)
-	American Funds Global Balanced Fund (File No. 333-170605, File No. 811-22496)
-	American Funds Global Insight Fund (File No. 333-233375, File No. 811-23468)
-	American Funds International Vantage Fund (File No. 333-233374, File No. 811-23467)
-	American Mutual Fund (File No. 002-10607, File No. 811-00572)
-	Capital Group Core Equity ETF (File No. 333-259021, File No. 811-23735)
-	Capital Group Core Plus Income ETF (File No. 333-259025, File No. 811-23738)
-	Capital Group Dividend Value ETF (File No. 333-259023, File No. 811-23736)
-	Capital Group Global Growth Equity ETF (File No. 333-259024, File No. 811-23737)
-	Capital Group Growth ETF (File No. 333-259020, File No. 811-23733)
-	Capital Group International Focus Equity ETF (File No. 333-259022, File No. 811-23734)
-	Capital Group Private Client Services Funds (File No. 333-163115, File No. 811-22349)
-	Capital Group U.S. Equity Fund (File No. 333-233376, File No. 811-23469)
-	Emerging Markets Growth Fund, Inc. (File No. 333-74995, File No. 811-04692)
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Julie E. Lawton Michael W. Stockton Courtney R. Taylor Timothy W. McHale Jane Y. Chung Susan K. Countess Marilyn Paramo Lovelyn C. Sims Michael R. Tom	Sandra Chuon Kyle J. Ilsley Brian C. Janssen Hong T. Le Gregory F. Niland Becky L. Park W. Michael Pattie Troy S. Tanner

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at San Diego, CA, on December 10, 2021.

(City, State)

/s/ William D. Jones

William D. Jones, Board member